AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017

REGISTRATION NO. 033-74092
AND NO. 811-08288

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO.       ☐

POST-EFFECTIVE AMENDMENT NO. 28              ☒

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940            ☐

AMENDMENT NO. 28     ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place

Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2017  pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐            this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

The Achievement & The Educator

JEFFERSON NATIONAL LIFE

ANNUITY ACCOUNT E

MAY 1, 2017 PROSPECTUS

The Achievement and The Educator

Individual & Group Flexible Premium Variable Deferred Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Contract is no longer offered for sale. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.  For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Death Benefit Amount During the Accumulation Period	17
Payment of the Death Benefit During the Accumulation Period	17
Death Benefit During the Annuity Period	17
Annuity Payments (The Annuity Period)	18
Annuity Payment Amount	18
Annuity Options	18
Taxes	19
Annuity Contracts in General	19
Tax Status of the Contracts	19
Taxation of Non-Qualified Contracts	20
Taxation of Qualified Contracts	21
Possible Tax Law Changes	22
Other Information	22
Legal Proceedings	22
Abandoned Property	22
The Variable Account	22
Distributor	22
Financial Statements	23
Independent Registered Public Accounting Firm	23
Appendix A—More Information About the Investment Portfolios	24
Appendix B—Condensed Financial Information	28
Appendix C—Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	47
Privacy Policy	48
Table of Contents of the Statement of Additional Information	49

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Definitions of Special Terms

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a Non-Natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract.  If a prior date is not selected, the Annuity Date is the Maximum Maturity date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person(s) or entities designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a Non-Natural Owner the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FINRA:  Financial Industry Regulatory Authority

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but may be longer as required by applicable law and may differ if it is a Replacement Contract.

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available).  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the variable annuity Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in

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conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to “Access to Your Money” section in this prospectus.

RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See “Taxes”.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK: If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)	9%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Administrative Fee(2)	$30 per contract per year
Annual Expenses of Variable Account (as a percentage of average Variable Account value)
Mortality and Expense Risk Fees	1.25%
Administrative Charge	0.15%
Total Annual Expenses of the Variable Account	1.40%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

Minimum	Maximum

Total Investment Portfolio Operating Expenses(3)

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) for the period ended December 31, 2015. Current and future operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.(3)

Gross: 0..52% Net: 0.52%	Gross: 3.69% Net: 1.82%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from Receipt of Purchase Payment	Contingent Deferred Sales Charge Percent
0-1	9%
2	9%
3	8%
4	7%
5	5%
6	3%
7 and more	0%

(1)Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.  Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see “Reduction or Elimination of Contract Charges”).

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2017.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1160.67	$2163.27	$2977.19	$5198.69

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1029.50	$1397.83	$1616.11	$2519.35

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1160.67	$2163.27	$2527.14	$5198.69

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1029.50	$1397.83	$1173.46	$2519.35

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$352.00	$1443.82	$2527.14	$5198.69

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$222.00	$684.69	$1173.46	$2519.35

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company and is subject to the Company’s financial strength and claims paying ability.  Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is permitted under applicable law). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment, or other applicable amount, if required by law.

Ownership

You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group then you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in

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writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee’s trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personal information before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts Only)

If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

(a)                     leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options

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described below prior to the Maximum Maturity Date, This option will automatically apply, unless you file a written election of another option.

(b)                     apply your Contract Value to provide Annuity Payments which begin immediately.

(c)                      convert the Individual Account to an individual variable annuity contract of the type We are then offering.

(d)                     terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

The Purchase Payment requirements are as follows:

•  For TSAs, the minimum initial and subsequent Purchase Payment is $50.

•  For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

•  For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

•  If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

We reserve the right to accept purchase payments in amounts less than the minimums set forth above.  The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their

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shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, adviser or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

The Fixed Account

During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account.  If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National, and is subject to the Company’s financial strength and claims paying ability. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information regarding the Fixed Account.

The General Account

During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account and are subject to the Company’s financial strength and claims paying ability. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cutoff times.  This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. For transfers between Investment

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Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

1.  Limits on transfers out of the Fixed Account may apply.

2.  Your request for a transfer must clearly state which Investment Options are involved in the transfer.

3.  Your request for transfer must clearly state how much the transfer is for.

4.  Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

5.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

1.  You may not transfer funds to the Fixed Account during the Annuity Period.

2.  You may only make transfers between the Investment Portfolios.

3.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Adviser or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading because the transfer request is large in relation to total assets of the Investment Portfolio, or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•  We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

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Frequent Trading

In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor).  The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract.  Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

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Interest Sweep Program

You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

The Insurance Charges will be as follows:

Current Insurance Charge
1.40%

Annual Administrative Fee

On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee.  We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS FROM RECEIPT OF PURCHASE PAYMENT	WITHDRAWAL CHARGE
First Year	9%
Second Year	9%
Third Year	8%
Fourth Year	7%
Fifth Year	5%
Sixth Year	3%
Seventh Year and later	0%

In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

•  for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

•  for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

•  for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

•  10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

•  the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

•  the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

(i)                 if the Annuitant dies;

(ii)          if you die; or

(iii)       if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

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Waiver of Withdrawal Charge

In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  your Contract has been in force for at least 1 year;

•  you provide Us with a letter of determination from your state’s Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

•  you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

•  your employment was involuntarily terminated by your employer; and

•  you certify to Us in writing that you are still unemployed when you make the withdrawal request.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

•  confinement begins after the first Contract year;

•  confinement is prescribed by a qualified physician and is medically necessary;

•  request for this benefit is made during confinement or within 60 days after confinement ends; and

•  We receive due proof of confinement.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

•  To qualify, the diagnosis and notice must occur after the first Contract year ends.

•  This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit.  During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

2. subtracting the daily amount of the Insurance Charges.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the

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amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

•  by making a withdrawal (either a partial or a complete withdrawal);

•  by electing to receive Annuity Payments;

•  where available, obtaining a loan based on the value of your Contract; or

•  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section.

A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See “Withdrawal Charge” and “Taxes” in this Prospectus.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

(1) termination of employment in all public institutions of higher education as defined by applicable law;

(2) retirement; or

(3) death.

Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

(1) when you reach age 59 1/2;

(2) when you leave your job;

(3) when you die;

(4) if you become disabled (as that term is defined in the Code);

(5) made in the case of hardship; or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•  salary reduction contributions made after December 31, 1988;

•  income attributable to such contributions; and

•  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed

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Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted.  Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.  However, the withdrawals may be subject to a Withdrawal Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts.    After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until We pay the death benefit, or until new instructions are given by the Beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

Death Benefit Amount During the Accumulation Period

If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the total Purchase Payments you have made, less any partial withdrawals.

If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

(3) the total Purchase Payments made, less any partial withdrawals.

If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

OPTION 1—lump sum payment of the Death Benefit Amount; or

OPTION 2—the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

OPTION 3—payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount; or

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code.  A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity

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Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 ½, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you annuitize prior to the Maximum Maturity Date and do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National’s general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

3) The performance of the Investment Portfolio(s) you selected; and

4) The Annuity Option you selected.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

FIRST OPTION—INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

SECOND OPTION—INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee’s estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

THIRD OPTION—INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the

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payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

FOURTH OPTION—INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

(1) be paid in one sum, or

(2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

FIFTH OPTION—INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information.   It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.  You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods,

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which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a Non-Natural Owner (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue

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Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable  insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to a traditional or SIMPLE IRA, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1. the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2. the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a

21

Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Variable Account

We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria. The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

Where permitted by law, We may:

•  create new separate accounts;

•  combine separate accounts, including combining the Variable Account with another separate account established by the Company;

•  transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Variable Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies We issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

•  deregister the Variable Account under the Investment Company Act of 1940; and

•  operate the Variable Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority.  Sales

22

of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period  ended December 31, 2016, and the financial statements of Jefferson National Life Annuity Account E as of December  31, 2016 and for each of the two years in the period ended December 31, 2016 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

23

Appendix A: Investment Options

Fund Name	Objective	Early Cut Off *
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS Growth and Income (Class A)	Long term growth of capital.
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
Columbia Management Investment Advisers, LLC
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.
Federated Kaufmann II (Service)	Capital appreciation.
Federated Managed Volatility II	Current income and capital appreciation.
Guggenheim Variable Insurance Funds
Guggenheim U.S. VIF Long Short Equity	Long term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the daily performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM

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Fund Name	Objective	Early Cut Off *
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment results that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:50PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:55PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	Investment returns that inversely correlate to 200% of the performance of the U.S. Dollar on a daily basis.	3:55PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.

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Fund Name	Objective	Early Cut Off *
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
Western Asset Var Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital.
Northern Lights Variable Trust
Power Momentum Index	Total return.
Power Dividend Index	Total return.
PIMCO Variable Insurance Trust
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.

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Fund Name	Objective	Early Cut Off *
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.
Van Eck VIP Trust
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to Purchase Payments or Contract Withdrawals.

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Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
Beginning AUV	$1.915	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823	$1.405	$1.355
Ending AUV	$2.102	$1.915	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823	$1.405

Percentage change in AUV	9.77%	0.31%	7.98%	33.13%	15.88%	4.85%	11.53%	19.08%	-41.42%	3.69%

Ending Number of AUs (000s)	109	120	151	226	243	206	181	302	300	349

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$8.098	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692	$4.976	$3.779
Ending AUV	$8.026	$8.098	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692	$4.976

Percentage change in AUV	-0.89%	4.71%	12.17%	33.31%	16.64%	-1.69%	12.44%	49.00%	-45.90%	31.68%

Ending Number of AUs (000s)	800	866	964	1,064	1,151	1,279	1,473	1,612	1,785	2,026

Large Cap Growth Portfolio
Beginning AUV	$3.039	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200	$2.260	$1.911
Ending AUV	$2.972	$3.039	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200	$2.260

Percentage change in AUV	-2.20%	0.30%	9.43%	33.19%	8.34%	-1.74%	11.86%	45.50%	-46.90%	18.26%

Ending Number of AUs (000s)	1,006	1,140	1,268	1,425	1,583	1,830	1,975	2,268	2,499	2,849

Mid Cap Growth Portfolio
Beginning AUV	$3.316	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312	$3.195	$2.463
Ending AUV	$3.302	$3.316	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312	$3.195

Percentage change in AUV	-0.42%	-2.93%	6.52%	33.96%	14.55%	-9.52%	17.74%	49.54%	-58.94%	29.72%

Ending Number of AUs (000s)	455	511	577	644	705	795	918	1,077	1,241	1,431

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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$16.110	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313	$11.855	$11.457
Ending AUV	$16.997	$16.110	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313	$11.855

Percentage change in AUV	5.51%	-3.92%	8.33%	15.79%	10.24%	3.86%	10.09%	13.87%	-21.44%	3.47%

Ending Number of AUs (000s)	12	11	12	11	14	17	21	21	14	6

VP Income & Growth Fund
Beginning AUV	$1.790	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858	$1.331	$1.350
Ending AUV	$2.003	$1.790	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858	$1.331

Percentage change in AUV	11.90%	-6.92%	10.96%	33.93%	13.11%	1.69%	12.61%	16.43%	-35.54%	-1.41%

Ending Number of AUs (000s)	341	369	402	452	452	528	604	623	671	1,056

29

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$12.891	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092	$11.431	$10.587
Ending AUV	$13.270	$12.891	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092	$11.431

Percentage change in AUV	2.94%	-3.83%	1.86%	-9.75%	5.89%	10.20%	3.63%	8.71%	-2.97%	7.97%

Ending Number of AUs (000s)	6	6	7	8	15	10	13	7	6	4

VP International Fund
Beginning AUV	$1.928	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130	$2.077	$1.784
Ending AUV	$1.797	$1.928	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130	$2.077

Percentage change in AUV	-6.79%	-0.67%	-6.82%	20.75%	19.46%	-13.27%	11.74%	31.86%	-45.59%	16.42%

Ending Number of AUs (000s)	187	203	255	267	307	352	398	428	456	505

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$11.733	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794	$9.368	$10.037
Ending AUV	$13.335	$11.733	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794	$9.368

Percentage change in AUV	13.65%	-5.23%	11.30%	29.51%	14.76%	-0.28%	9.43%	18.36%	-38.15%	-6.67%

Ending Number of AUs (000s)	6	3	3	10	3	3	0	1	1	0

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$17.371	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653	$11.529	$10.019
Ending AUV	$17.891	$17.371	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653	$11.529

Percentage change in AUV	2.99%	4.80%	8.47%	35.17%	12.33%	-0.34%	14.48%	32.60%	-42.29%	15.07%

Ending Number of AUs (000s)	2	3	2	2	2	2	2	1	0	0

VP Value Fund
Beginning AUV	$3.316	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623	$2.248	$2.404
Ending AUV	$3.939	$3.316	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623	$2.248

Percentage change in AUV	18.79%	-5.20%	11.51%	29.90%	12.96%	-0.37%	11.83%	18.24%	-27.80%	-6.49%

Ending Number of AUs (000s)	510	569	632	687	816	921	1,081	1,209	1,313	1,634

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$1.155	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394	$0.670	$0.589
Ending AUV	$1.355	$1.155	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394	$0.670

Percentage change in AUV	17.32%	8.35%	23.38%	23.78%	5.44%	-7.28%	13.51%	59.64%	-41.19%	13.75%

Ending Number of AUs (000s)	387	419	514	532	618	702	312	310	299	333

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$20.751	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652	$12.701	$12.966
Ending AUV	$25.728	$20.751	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652	$12.701

Percentage change in AUV	23.98%	-3.69%	3.66%	38.76%	14.13%	-0.84%	24.08%	23.29%	-31.88%	-2.04%

Ending number of AUs (000s)	6	5	6	7	7	6	8	5	4	4

30

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THE DREYFUS INVESTMENT PORTFOLIOS (continued)
The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV	$3.118	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344	$2.078	$1.955
Ending AUV	$3.394	$3.118	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344	$2.078

Percentage change in AUV	8.85%	-4.56%	11.88%	32.49%	10.42%	-0.50%	13.21%	31.85%	-35.32%	6.29%

Ending Number of AUs (000s)	502	570	598	634	676	752	880	987	1,131	1,285

DREYFUS STOCK INDEX FUND
Beginning AUV	$4.011	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708	$2.756	$2.655
Ending AUV	$4.418	$4.011	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708	$2.756

Percentage change in AUV	10.15%	-0.30%	11.84%	30.18%	14.13%	0.46%	13.25%	24.59%	-38.03%	3.80%

Ending Number of AUs (000s)	2,791	3,128	3,472	3,841	4,159	4,594	5,158	5,556	6,145	6,963

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.390	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125	$1.820	$1.772
Ending AUV	$1.351	$1.390	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125	$1.820

Percentage change in AUV	-2.81%	-4.07%	-10.61%	21.33%	11.06%	-19.59%	2.96%	29.16%	-38.19%	2.71%

Ending Number of AUs (000s)	262	281	300	340	429	495	658	666	720	855

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$2.742	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336	$1.830	$1.795
Ending AUV	$3.104	$2.742	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336	$1.830

Percentage change in AUV	13.20%	-3.92%	1.28%	5.50%	13.08%	3.73%	13.11%	50.67%	-26.99%	1.95%

Ending Number of AUs (000s)	157	164	171	186	219	214	284	318	406	548

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$16.222	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166	$12.511	$10.518
Ending AUV	$16.544	$16.222	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166	$12.511

Percentage change in AUV	1.98%	4.68%	7.91%	37.74%	15.37%	-14.69%	16.11%	27.31%	-42.72%	18.95%

Ending Number of AUs (000s)	7	7	8	9	11	11	12	13	8	3

Managed Volatility Fund II
Beginning AUV	$2.240	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235	$1.573	$1.534
Ending AUV	$2.379	$2.240	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235	$1.573

Percentage change in AUV	6.21%	-8.87%	2.50%	20.02%	12.00%	3.30%	10.49%	26.56%	-21.49%	2.54%

Ending Number of AUs (000s)	150	199	205	225	179	221	280	380	328	432

GUGGENHEIM VARIABLE TRUST:
Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.820	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189	$2.034	$1.681
Ending AUV	$1.806	$1.820	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189	$2.034

Percentage change in AUV	-0.77%	-0.16%	1.39%	15.85%	2.92%	-7.82%	9.65%	25.48%	-41.54%	21.00%

Ending Number of AUs (000s)	9	15	13	14	17	16	22	22	26	18

31

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$9.012	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453	$10.547	$10.301
Ending AUV	$8.844	$9.012	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453	$10.547

Percentage change in AUV	-1.86%	0.43%	3.21%	0.23%	0.80%	1.94%	4.71%	-4.64%	-19.85%	2.39%

Ending Number of AUs (000s)	0	0	0	1	1	1	0	0	0	0

GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV	$6.172	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079	$8.755	$12.177
Ending AUV	$7.745	$6.172	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079	$8.755

Percentage change in AUV	25.49%	-6.17%	1.97%	27.39%	22.50%	-23.32%	11.48%	-4.78%	-41.99%	-28.10%

Ending Number of AUs (000s)	4	0	1	2	3	2	6	2	10	1

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$14.775	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882	$20.213	$15.302
Ending AUV	$19.067	$14.775	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882	$20.213

Percentage change in AUV	29.05%	-18.45%	-3.18%	-0.16%	9.17%	-17.62%	24.92%	53.30%	-46.16%	32.09%

Ending Number of AUs (000s)	2	1	2	2	2	2	5	7	11	13

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$34.167	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618	$9.907	$9.624
Ending AUV	$27.069	$34.167	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618	$9.907

Percentage change in AUV	-20.77%	6.97%	30.85%	52.06%	34.09%	9.05%	9.17%	16.70%	-13.01%	2.94%

Ending Number of AUs (000s)	7	18	26	27	28	12	8	8	13	6

Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$2.155	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067	$10.081	$7.803
Ending AUV	$2.346	$2.155	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067	$10.081

Percentage change in AUV	8.86%	-34.72%	-34.92%	-4.55%	-2.80%	-7.93%	6.53%	10.01%	-49.74%	29.19%

Ending Number of AUs (000s)	5	5	8	8	10	13	8	8	7	7

Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$23.601	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790	$12.959	$11.832
Ending AUV	$24.534	$23.601	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790	$12.959

Percentage change in AUV	3.95%	4.74%	11.06%	26.47%	7.53%	12.18%	15.65%	17.46%	-24.45%	9.53%

Ending Number of AUs (000s)	1	1	1	1	1	4	2	2	1	1

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$19.511	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426	$14.373	$13.478
Ending AUV	$25.152	$19.511	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426	$14.373

Percentage change in AUV	28.91%	-5.55%	15.18%	60.43%	15.51%	7.58%	22.85%	34.96%	-62.25%	6.64%

Ending Number of AUs (000s)	5	5	6	9	7	6	9	7	7	6

32

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV	$10.947	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454	$9.055	$9.418
Ending AUV	$13.423	$10.947	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454	$9.055

Percentage change in AUV	22.62%	0.68%	22.02%	33.18%	-0.36%	-17.65%	8.03%	69.47%	-50.81%	-3.85%

Ending Number of AUs (000s)	7	6	6	0	0	2	0	4	0	0

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV	$12.881	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748	$23.958	$18.239
Ending AUV	$16.686	$12.881	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748	$23.958

Percentage change in AUV	29.54%	-31.19%	-19.76%	21.75%	0.97%	-7.15%	17.40%	36.58%	-46.79%	31.36%

Ending Number of AUs (000s)	14	15	17	18	18	23	25	26	31	24

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$11.047	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931	$26.148	$19.343
Ending AUV	$13.416	$11.047	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931	$26.148

Percentage change in AUV	21.44%	-32.65%	-30.32%	22.17%	-1.00%	-10.55%	24.30%	60.16%	-58.20%	35.18%

Ending Number of AUs (000s)	6	9	10	12	13	15	16	22	30	33

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$9.121	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000	$17.976	$16.124
Ending AUV	$8.492	$9.121	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000	$17.976

Percentage change in AUV	-6.90%	-8.47%	-13.72%	22.17%	19.96%	-16.31%	-12.02%	33.78%	-55.50%	11.49%

Ending Number of AUs (000s)	1	1	1	0	0	1	4	3	1	3

Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$9.858	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520	$10.776	$13.460
Ending AUV	$11.260	$9.858	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520	$10.776

Percentage change in AUV	14.22%	-5.32%	11.01%	25.77%	20.98%	-16.10%	12.77%	18.03%	-48.78%	-19.94%

Ending Number of AUs (000s)	7	6	9	10	10	8	8	10	6	0

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.689	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621	$1.135	$1.049
Ending AUV	$1.660	$1.689	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621	$1.135

Percentage change in AUV	-1.72%	-6.37%	32.84%	-19.41%	1.57%	39.53%	8.68%	-32.51%	42.82%	8.20%

Ending Number of AUs (000s)	19	56	34	14	35	154	70	50	115	57

Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV	$24.091	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812	$11.893	$11.376
Ending AUV	$21.453	$24.091	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812	$11.893

Percentage change in AUV	-10.95%	3.08%	22.89%	39.85%	15.53%	3.24%	5.28%	22.91%	-25.91%	4.54%

Ending Number of AUs (000s)	2	3	3	3	4	3	7	7	8	46

33

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007

GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV	$22.209	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965	$12.813	$11.772
Ending AUV	$22.874	$22.209	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965	$12.813

Percentage change in AUV	2.99%	6.85%	0.54%	49.12%	17.66%	-13.15%	19.09%	63.55%	-45.64%	8.84%

Ending Number of AUs (000s)	0	0	1	0	0	1	2	2	0	0

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$0.765	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585	$6.043	$6.734
Ending AUV	$0.531	$0.765	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585	$6.043

Percentage change in AUV	-30.59%	-9.36%	-22.85%	-44.66%	-23.55%	-28.09%	-31.26%	-45.43%	58.61%	-10.26%

Ending Number of AUs (000s)	40	32	32	55	26	24	20	23	28	1

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.294	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559	$0.813	$0.863
Ending AUV	$0.282	$0.294	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559	$0.813

Percentage change in AUV	-4.08%	-2.65%	-25.98%	13.65%	-7.47%	-31.45%	-13.98%	17.71%	-31.24%	-5.79%

Ending Number of AUs (000s)	3	3	21	48	27	28	32	108	76	47

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$2.020	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619	$7.257	$7.509
Ending AUV	$1.611	$2.020	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619	$7.257

Percentage change in AUV	-20.25%	-2.51%	-12.79%	-28.58%	-19.50%	-8.60%	-26.34%	-36.18%	32.55%	-3.36%

Ending Number of AUs (000s)	1	1	1	1	1	1	1	1	1	0

Rydex Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$1.685	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704	$7.334	$8.383
Ending AUV	$1.504	$1.685	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704	$7.334

Percentage change in AUV	-10.74%	-14.07%	-19.76%	-30.03%	-19.77%	-11.32%	-22.36%	-40.92%	45.95%	-12.51%

Ending Number of AUs (000s)	16	14	13	12	12	12	13	10	15	3

Rydex Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$1.885	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968	$7.294	$7.020
Ending AUV	$1.482	$1.885	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968	$7.294

Percentage change in AUV	-21.38%	-1.31%	-10.08%	-31.84%	-19.30%	-8.90%	-28.62%	-33.80%	22.95%	3.90%

Ending Number of AUs (000s)	0	0	0	0	0	4	0	0	2	4

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.214	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865	$0.630	$0.634
Ending AUV	$0.186	$0.214	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865	$0.630

Percentage change in AUV	-13.08%	-5.73%	-15.61%	-27.69%	-18.06%	-10.28%	-18.12%	-28.55%	37.30%	-0.63%

Ending Number of AUs (000s)	49	65	35	86	46	119	49	100	45	25

34

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$12.019	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344	$11.113	$12.696
Ending AUV	$12.903	$12.019	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344	$11.113

Percentage change in AUV	7.36%	10.44%	-16.59%	53.84%	18.42%	-29.93%	14.11%	21.96%	-33.92%	-12.47%

Ending Number of AUs (000s)	1	3	2	6	1	1	1	1	0	3

Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV	$19.548	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340	$12.630	$13.143
Ending AUV	$21.121	$19.548	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340	$12.630

Percentage change in AUV	8.05%	-1.09%	5.99%	40.44%	19.62%	1.03%	28.53%	34.83%	-49.80%	-3.90%

Ending Number of AUs (000s)	0	0	0	0	0	0	1	0	4	0

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.453	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995	$2.235	$2.188
Ending AUV	$4.415	$3.453	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995	$2.235

Percentage change in AUV	27.86%	-6.83%	10.36%	48.19%	22.55%	-8.87%	35.63%	50.35%	-55.48%	2.15%

Ending Number of AUs (000s)	45	46	52	39	40	50	65	59	91	62

Rydex NASDAQ-100® Fund
Beginning AUV	$32.482	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744	$17.012	$14.643
Ending AUV	$33.948	$32.482	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744	$17.012

Percentage change in AUV	4.51%	6.74%	15.81%	32.75%	15.13%	0.75%	16.84%	49.88%	-42.72%	16.18%

Ending Number of AUs (000s)	25	29	30	35	43	44	53	52	58	66

Rydex NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$41.557	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090	$15.138	$11.975
Ending AUV	$44.913	$41.557	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090	$15.138

Percentage change in AUV	8.08%	13.03%	34.68%	77.72%	32.25%	-2.06%	35.01%	114.77%	-72.98%	26.41%

Ending Number of AUs (000s)	11	14	15	9	14	6	11	7	8	13

Rydex Nova Fund
Beginning AUV	$18.907	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053	$13.485	$13.523
Ending AUV	$21.576	$18.907	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053	$13.485

Percentage change in AUV	14.12%	-2.10%	16.94%	46.92%	20.55%	-2.54%	18.30%	33.62%	-55.11%	-0.28%

Ending Number of AUs (000s)	1	1	2	6	6	15	10	11	11	11

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$4.922	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678	$19.279	$16.354
Ending AUV	$8.034	$4.922	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678	$19.279

Percentage change in AUV	63.23%	-31.34%	-18.50%	-46.85%	-5.43%	-25.21%	36.16%	47.17%	-39.43%	17.89%

Ending Number of AUs (000s)	38	15	21	22	21	24	23	22	21	14

35

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$17.588	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359	$14.526	$18.215
Ending AUV	$19.105	$17.588	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359	$14.526

Percentage change in AUV	8.63%	-3.88%	19.33%	2.49%	16.69%	0.85%	23.13%	23.52%	-42.45%	-20.25%

Ending Number of AUs (000s)	1	1	2	2	3	3	9	8	10	11

Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV	$20.097	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861	$10.377	$12.041
Ending AUV	$19.878	$20.097	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861	$10.377

Percentage change in AUV	-1.09%	-2.70%	7.15%	33.91%	15.14%	3.84%	23.41%	42.21%	-33.88%	-13.82%

Ending Number of AUs (000s)	0	0	0	0	0	0	0	1	1	0

Rydex Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$2.825	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052	$2.193	$2.385
Ending AUV	$3.633	$2.825	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052	$2.193

Percentage change in AUV	28.60%	-10.32%	2.81%	56.41%	20.41%	-13.41%	35.96%	31.37%	-52.03%	-8.05%

Ending Number of AUs (000s)	45	37	37	32	27	31	25	37	32	38

Rydex Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$9.617	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981	$8.942	$10.374
Ending AUV	$13.098	$9.617	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981	$8.942

Percentage change in AUV	36.20%	-14.36%	3.71%	83.14%	27.39%	-20.50%	46.24%	33.91%	-66.66%	-13.80%

Ending Number of AUs (000s)	2	4	5	16	11	7	17	3	1	0

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$19.266	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502	$14.261	$14.375
Ending AUV	$22.875	$19.266	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502	$14.261

Percentage change in AUV	18.73%	-3.03%	22.92%	66.37%	27.58%	-5.27%	23.71%	44.34%	-68.43%	-0.79%

Ending Number of AUs (000s)	6	9	10	12	9	14	5	10	11	7

Rydex S&P 500 Pure Growth (inception date July 15, 2004)
Beginning AUV	$20.174	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716	$11.319	$10.942
Ending AUV	$20.407	$20.174	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716	$11.319

Percentage change in AUV	1.15%	-0.33%	10.86%	39.35%	11.73%	-2.45%	23.29%	45.19%	-40.67%	3.45%

Ending Number of AUs (000s)	11	12	8	7	5	7	4	12	1	2

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$17.935	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289	$12.422	$13.313
Ending AUV	$20.764	$17.935	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289	$12.422

Percentage change in AUV	15.77%	-10.64%	9.40%	43.25%	20.51%	-4.51%	18.65%	49.15%	-49.37%	-6.69%

Ending Number of AUs (000s)	12	11	12	14	18	15	11	12	10	6

36

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$24.188	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324	$13.221	$12.364
Ending AUV	$24.497	$24.188	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324	$13.221

Percentage change in AUV	1.28%	-0.09%	-2.92%	32.18%	14.43%	-2.03%	30.73%	54.65%	-37.04%	6.93%

Ending Number of AUs (000s)	2	4	4	4	3	4	14	7	3	13

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$17.079	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279	$13.097	$13.959
Ending AUV	$21.707	$17.079	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279	$13.097

Percentage change in AUV	27.10%	-13.09%	5.24%	33.91%	15.35%	-8.44%	18.47%	53.10%	-44.42%	-6.18%

Ending Number of AUs (000s)	5	2	2	4	4	2	3	11	12	5

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$20.088	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183	$12.635	$12.828
Ending AUV	$23.513	$20.088	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183	$12.635

Percentage change in AUV	17.05%	-1.76%	-1.39%	39.34%	9.07%	2.08%	23.65%	32.10%	-35.24%	-1.50%

Ending Number of AUs (000s)	1	2	2	2	2	3	6	5	1	1

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$15.167	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043	$10.846	$13.812
Ending AUV	$19.703	$15.167	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043	$10.846

Percentage change in AUV	29.91%	-14.74%	-0.10%	40.84%	18.69%	-10.70%	23.36%	60.00%	-44.28%	-21.47%

Ending Number of AUs (000s)	3	2	2	3	4	3	6	9	6	3

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$7.374	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343	$8.015	$9.122
Ending AUV	$7.781	$7.374	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343	$8.015

Percentage change in AUV	5.52%	11.78%	21.22%	-4.32%	-7.59%	-5.60%	-5.83%	-17.01%	4.09%	-12.14%

Ending Number of AUs (000s)	0	2	1	1	0	2	0	0	1	0

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV	$15.787	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508	$12.091	$11.109
Ending AUV	$17.292	$15.787	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508	$12.091

Percentage change in AUV	9.53%	-0.29%	8.72%	33.51%	10.43%	-10.46%	10.47%	53.44%	-46.17%	8.84%

Ending Number of AUs (000s)	1	1	2	2	1	2	8	8	7	7

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$9.964	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391	$13.712	$12.732
Ending AUV	$11.536	$9.964	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391	$13.712

Percentage change in AUV	15.78%	-8.02%	1.19%	15.83%	3.40%	-15.59%	12.91%	26.90%	-46.10%	7.70%

Ending Number of AUs (000s)	0	1	1	1	1	1	1	5	6	7

37

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV	$20.703	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435	$12.802	$14.229
Ending AUV	$23.565	$20.703	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435	$12.802

Percentage change in AUV	13.82%	-15.28%	21.10%	48.55%	15.94%	-12.36%	22.42%	15.75%	-26.30%	-10.03%

Ending Number of AUs (000s)	0	0	1	3	0	0	1	0	1	0

Rydex Utilities Fund (inception date May 1, 2004)
Beginning AUV	$19.436	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588	$16.687	$14.994
Ending AUV	$22.298	$19.436	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588	$16.687

Percentage change in AUV	14.73%	-8.65%	21.18%	12.05%	-0.30%	14.67%	5.40%	12.21%	-30.56%	11.29%

Ending Number of AUs (000s)	4	3	3	3	3	8	3	4	7	11

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.263	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205	$12.948	$11.117
Ending AUV	$5.638	$6.263	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205	$12.948

Percentage change in AUV	-9.98%	-17.98%	-23.00%	-4.17%	-0.63%	-5.02%	-6.92%	5.12%	-13.46%	16.47%

Ending Number of AUs (000s)	2	2	2	2	2	2	2	4	5	2

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$15.235	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975	$11.578	$10.861
Ending AUV	$16.565	$15.235	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975	$11.578

Percentage change in AUV	8.73%	-7.08%	6.65%	27.45%	12.30%	-1.46%	8.04%	26.52%	-31.12%	6.60%

Ending Number of AUs (000s)	20	24	30	37	44	50	58	68	68	64

Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$15.479	$15.379	$13.823	$10.697	$9.138	$9.993	N/A	N/A	N/A	N/A
Ending AUV	$17.525	$15.479	$15.379	$13.823	$10.697	$9.138	N/A	N/A	N/A	N/A

Percentage change in AUV	13.22%	0.65%	11.26%	29.22%	17.06%	-8.56%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	8	10	9	8	7	13	N/A	N/A	N/A	N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	$2.325	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875	$1.243	$1.127
Ending AUV	$2.030	$2.325	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875	$1.243

Percentage change in AUV	-12.69%	1.75%	17.97%	38.65%	19.20%	2.45%	3.91%	25.83%	-29.61%	10.29%

Ending Number of AUs (000s)	55	93	108	149	145	162	131	135	171	171

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$3.065	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574	$2.885	$3.097
Ending AUV	$3.084	$3.065	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574	$2.885

Percentage change in AUV	0.62%	-2.85%	13.04%	1.27%	26.31%	-7.78%	15.87%	29.73%	-45.44%	-6.85%

Ending Number of AUs (000s)	94	110	117	131	145	179	203	244	283	402

38

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market Fund (inception date May 1, 2012)
Beginning AUV	$9.506	$9.639	$9.774	$9.908	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.383	$9.506	$9.639	$9.774	$9.908	N/A	N/A	N/A	N/A	N/A

Percentage change in AUV	-1.29%	-1.38%	-1.38%	-1.35%	-0.92%	N/A	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	304	354	374	445	481	N/A	N/A	N/A	N/A	N/A

High Yield Fund (inception date May 1, 2004)
Beginning AUV	$17.091	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711	$11.890	$11.911
Ending AUV	$18.744	$17.091	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711	$11.890

Percentage change in AUV	9.67%	-4.51%	0.31%	5.52%	15.54%	-0.44%	11.99%	50.68%	-26.74%	-0.18%

Ending Number of AUs (000s)	11	13	13	20	23	28	21	29	25	25

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$2.163	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219	$1.733	$1.608
Ending AUV	$2.413	$2.163	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219	$1.733

Percentage change in AUV	11.56%	-5.59%	2.74%	26.63%	9.11%	-7.82%	12.24%	27.97%	-29.66%	7.77%

Ending Number of AUs (000s)	44	48	57	60	58	67	68	74	68	63

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.971	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358	$0.654	$0.615
Ending AUV	$0.950	$0.971	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358	$0.654

Percentage change in AUV	-2.16%	5.31%	9.50%	23.46%	9.65%	-6.33%	19.64%	55.03%	-45.26%	6.34%

Ending Number of AUs (000s)	94	93	108	130	132	112	113	115	107	110

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$16.161	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623	$10.391	$9.993
Ending AUV	$16.670	$16.161	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623	$10.391

Percentage change in AUV	3.15%	-0.77%	7.00%	18.49%	12.03%	0.23%	6.88%	24.14%	-17.01%	3.98%

Ending Number of AUs (000s)	35	39	48	48	46	46	46	39	33	11

Enterprise Portfolio
Beginning AUV	$4.891	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652	$2.977	$2.474
Ending AUV	$5.420	$4.891	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652	$2.977

Percentage change in AUV	10.82%	2.58%	10.96%	30.53%	15.67%	-2.80%	24.12%	42.80%	-44.51%	20.33%

Ending Number of AUs (000s)	1,387	1,536	1,688	1,842	2,040	2,261	2,530	2,812	3,036	3,334

39

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
JANUS ASPEN SERIES: (continued)
Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$18.339	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981	$12.676	$10.000
Ending AUV	$18.481	$18.339	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981	$12.676

Percentage change in AUV	0.77%	10.66%	7.22%	29.40%	22.43%	-7.99%	5.26%	44.29%	-44.93%	26.76%

Ending Number of AUs (000s)	13	17	12	13	15	15	14	17	17	14

Global Research Portfolio
Beginning AUV	$3.274	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621	$2.971	$2.749
Ending AUV	$3.295	$3.274	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621	$2.971

Percentage change in AUV	0.64%	-3.65%	5.96%	26.66%	18.37%	-14.92%	14.22%	35.78%	-45.44%	8.08%

Ending Number of AUs (000s)	1,935	2,181	2,394	2,603	2,856	3,244	3,557	3,878	4,124	4,629

Janus Portfolio
Beginning AUV	$3.574	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449	$2.438	$2.148
Ending AUV	$3.542	$3.574	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449	$2.438

Percentage change in AUV	-0.90%	3.90%	11.40%	28.56%	16.89%	-6.59%	12.94%	34.44%	-40.57%	13.50%

Ending Number of AUs (000s)	2,290	2,502	2,743	2,954	3,186	3,478	3,823	4,244	4,508	4,810

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$2.772	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914	$4.053	$3.203
Ending AUV	$2.558	$2.772	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914	$4.053

Percentage change in AUV	-7.72%	-9.88%	-13.11%	12.99%	11.89%	-33.13%	23.58%	77.01%	-52.78%	26.54%

Ending Number of AUs (000s)	123	148	175	203	270	382	501	519	550	603

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$14.167	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054	$9.905	$10.005
Ending AUV	$16.629	$14.167	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054	$9.905

Percentage change in AUV	17.38%	-4.80%	7.25%	24.35%	9.58%	-4.00%	14.05%	31.84%	-28.78%	-1.00%

Ending Number of AUs (000s)	4	3	4	4	5	5	5	5	5	1

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$21.297	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960	$29.587	$22.510
Ending AUV	$25.366	$21.297	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960	$29.587

Percentage change in AUV	19.11%	-21.17%	-5.96%	-2.62%	20.35%	-19.14%	20.99%	67.48%	-49.44%	31.44%

Ending Number of AUs (000s)	4	5	6	11	21	22	32	30	30	42

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$15.689	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100	$16.263	$14.888
Ending AUV	$14.809	$15.689	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100	$16.263

Percentage change in AUV	-5.61%	0.33%	-5.54%	19.08%	19.41%	-8.55%	5.23%	19.77%	-37.90%	9.24%

Ending Number of AUs (000s)	9	4	3	4	4	4	6	4	5	5

40

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
Beginning AUV	$2.608	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037	$1.655	$1.809
Ending AUV	$2.978	$2.608	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037	$1.655

Percentage change in AUV	14.19%	-3.76%	9.49%	33.35%	8.73%	-10.35%	22.05%	50.43%	-37.34%	-8.51%

Ending Number of AUs (000s)	275	293	323	359	427	497	548	626	685	836

US Strategic Equity Portfolio
Beginning AUV	$1.737	$1.863	$1.647	$1.304	$1.160	$1.154	$1.037	$0.829	$1.299	$1.330
Ending AUV	$1.874	$1.737	$1.863	$1.647	$1.304	$1.160	$1.154	$1.037	$0.829	$1.299

Percentage change in AUV	7.89%	-6.76%	13.11%	26.30%	12.41%	0.52%	11.28%	25.09%	-36.18%	-2.33%

Ending Number of AUs (000s)	28	29	31	45	38	58	73	82	97	103

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$18.218	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616	$9.557	$9.898
Ending AUV	$18.181	$18.218	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616	$9.557

Percentage change in AUV	-0.20%	-3.10%	18.72%	45.73%	17.06%	1.04%	23.28%	32.69%	-41.24%	-3.45%

Ending number of AUs (000s)	1	4	7	5	1	2	2	1	1	1

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$17.941	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134	$9.921	$9.896
Ending AUV	$19.001	$17.941	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134	$9.921

Percentage change in AUV	5.91%	8.26%	12.41%	35.94%	18.67%	-2.03%	8.30%	40.41%	-38.17%	0.25%

Ending number of AUs (000s)	2	4	3	2	2	1	1	2	1	2

ClearBridge Dividend Strategy Portfolio (inception date April 30, 2007)
Beginning AUV	$13.540	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415	$10.012	$9.951
Ending AUV	$15.353	$13.540	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415	$10.012

Percentage change in AUV	13.39%	-5.63%	12.03%	24.20%	12.60%	6.40%	10.70%	21.20%	-35.93%	0.61%

Ending number of AUs (000s)	6	4	3	2	4	4	1	0	0	1

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$14.929	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738	$11.344	$11.512
Ending AUV	$17.019	$14.929	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738	$11.344

Percentage change in AUV	14.00%	-7.15%	-2.53%	4.79%	16.68%	0.30%	13.33%	53.39%	-31.79%	-1.46%

Ending Number of AUs (000s)	1	1	2	4	4	2	3	1	2	5

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$2.426	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200	$1.650	$1.622
Ending AUV	$2.754	$2.426	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200	$1.650

Percentage change in AUV	13.52%	-3.50%	9.97%	26.16%	10.89%	-1.21%	13.21%	21.75%	-27.27%	1.73%

Ending Number of AUs (000s)	75	65	69	91	107	104	129	139	164	294

41

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND, INC. : (continued)
Growth and Income Portfolio
Beginning AUV	$2.008	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061	$1.692	$1.659
Ending AUV	$2.319	$2.008	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061	$1.692

Percentage change in AUV	15.49%	-4.20%	6.13%	33.99%	10.58%	-7.43%	15.85%	17.15%	-37.29%	1.99%

Ending Number of AUs (000s)	1,030	1,186	1,277	1,483	1,609	1,778	2,085	2,351	2,630	3,055

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$2.103	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978	$2.084	$1.933
Ending AUV	$2.641	$2.103	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978	$2.084

Percentage change in AUV	25.58%	-13.03%	8.33%	29.32%	14.99%	-12.58%	14.01%	53.99%	-53.07%	7.81%

Ending Number of AUs (000s)	243	242	269	308	400	486	667	787	909	1,108

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.869	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744	$1.332	$1.102
Ending AUV	$1.924	$1.869	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744	$1.332

Percentage change in AUV	2.94%	-0.16%	6.12%	30.76%	10.85%	-0.98%	27.36%	29.70%	-44.14%	20.87%

Ending Number of AUs (000s)	56	65	80	117	133	162	225	165	158	215

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.683	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036	$1.939	$1.904
Ending AUV	$3.074	$2.683	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036	$1.939

Percentage change in AUV	14.57%	-9.63%	12.25%	35.16%	13.91%	-7.78%	24.45%	44.50%	-46.57%	1.84%

Ending Number of AUs (000s)	26	29	31	30	27	33	45	50	48	78

Short Term Duration Bond Portfolio
Beginning AUV	$1.320	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147	$1.344	$1.301
Ending AUV	$1.318	$1.320	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147	$1.344

Percentage change in AUV	-0.15%	-1.20%	-0.82%	-0.81%	3.19%	-1.13%	3.82%	11.77%	-14.66%	3.31%

Ending Number of AUs (000s)	233	259	286	305	298	439	455	455	532	786

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	$20.128	$20.507	$18.840	$13.884	$12.688	$13.276	$10.958	$8.456	$14.160	$13.345
Ending AUV	$21.806	$20.128	$20.507	$18.840	$13.884	$12.688	$13.276	$10.958	$8.456	$14.160

Percentage change in AUV	8.34%	-1.85%	8.85%	35.70%	9.43%	-4.43%	21.15%	29.59%	-40.28%	6.11%

Ending Number of AUs (000s)	3	9	10	10	5	6	7	7	8	7

NORTHERN LIGHTS VARIABLE TRUST:
Power Dividend Index Portfolio (inception date May 1, 2007)
Beginning AUV	$13.207	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415	$9.787	$10.028
Ending AUV	$13.111	$13.207	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415	$9.787

Percentage change in AUV	-0.73%	-5.27%	5.45%	18.14%	9.05%	4.53%	10.19%	20.15%	-24.24%	-2.40%

Ending Number of AUs (000s)	447	492	525	567	635	703	757	810	901	1,048

42

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
NORTHERN LIGHTS VARIABLE TRUST: (continued)
Power Momentum Portfolio (inception date May 1, 2007)
Beginning AUV	$13.436	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073	$8.963	$10.012
Ending AUV	$13.963	$13.436	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073	$8.963

Percentage change in AUV	3.92%	-2.43%	6.55%	34.29%	15.13%	-0.33%	24.19%	33.14%	-43.40%	-10.48%

Ending Number of AUs (000s)	991	1,090	1,181	1,287	1,436	1,622	1,785	1,931	2,086	2,471

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$12.327	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203	$11.090	$10.383
Ending AUV	$13.728	$12.327	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203	$11.090

Percentage change in AUV	11.37%	-10.25%	-0.92%	-1.12%	13.34%	0.54%	11.52%	19.88%	-17.02%	6.81%

Ending Number of AUs (000s)	15	18	20	22	27	29	23	19	11	2

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$5.157	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409	$11.563	$9.516
Ending AUV	$5.857	$5.157	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409	$11.563

Percentage change in AUV	13.57%	-26.75%	-19.55%	-15.89%	3.92%	-8.84%	22.80%	39.55%	-44.57%	21.51%

Ending Number of AUs (000s)	5	8	10	13	14	18	20	18	15	3

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$14.482	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432	$11.197	$10.733
Ending AUV	$16.182	$14.482	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432	$11.197

Percentage change in AUV	11.74%	-3.60%	0.09%	-8.24%	16.22%	4.84%	10.59%	28.69%	-15.76%	4.32%

Ending Number of AUs (000s)	1	1	3	3	7	7	6	1	0	1

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$15.172	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064	$10.456	$10.234
Ending AUV	$15.931	$15.172	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064	$10.456

Percentage change in AUV	5.00%	-1.10%	9.61%	-0.89%	9.29%	5.28%	6.98%	13.99%	-3.75%	2.17%

Ending Number of AUs (000s)	2	3	3	3	3	4	5	4	2	1

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.133	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748	$10.994	$10.161
Ending AUV	$13.474	$13.133	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748	$10.994

Percentage change in AUV	2.60%	-5.36%	0.84%	-9.75%	5.44%	6.07%	10.09%	15.22%	-2.24%	8.20%

Ending Number of AUs (000s)	5	7	8	8	15	11	12	11	12	0

43

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO VARIABLE INSURANCE TRUST: (continued)
High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$14.976	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105	$10.746	$10.529
Ending AUV	$16.606	$14.976	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105	$10.746

Percentage change in AUV	10.88%	-3.01%	1.91%	4.26%	12.70%	1.90%	12.88%	38.31%	-24.58%	2.06%

Ending Number of AUs (000s)	51	8	8	53	65	72	65	4	1	1

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$17.070	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415	$10.734	$9.919
Ending AUV	$16.947	$17.070	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415	$10.734

Percentage change in AUV	-0.72%	-2.76%	22.29%	-14.17%	2.97%	26.07%	10.05%	-5.71%	15.66%	8.22%

Ending Number of AUs (000s)	4	5	4	3	12	15	13	4	4	2

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.195	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426	$10.618	$10.029
Ending AUV	$12.195	$12.195	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426	$10.618

Percentage change in AUV	0.00%	-1.08%	-0.56%	-1.53%	4.38%	-0.30%	3.83%	11.75%	-1.81%	5.87%

Ending Number of AUs (000s)	4	9	8	7	11	12	13	13	5	0

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.448	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129	$1.232	$1.129
Ending AUV	$1.503	$1.448	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129	$1.232

Percentage change in AUV	3.80%	-4.11%	1.68%	-10.49%	7.24%	10.11%	6.60%	16.74%	-8.36%	9.12%

Ending Number of AUs (000s)	400	536	626	681	889	984	1,056	1,110	1,283	264

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.125	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539	$10.722	$10.407
Ending AUV	$11.231	$11.125	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539	$10.722

Percentage change in AUV	0.95%	-0.30%	-0.69%	-0.83%	1.34%	-0.89%	0.69%	6.30%	-1.71%	3.03%

Ending Number of AUs (000s)	7	8	10	13	13	25	21	20	13	16

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.562	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199	$1.160	$1.082
Ending AUV	$1.582	$1.562	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199	$1.160

Percentage change in AUV	1.28%	-0.95%	2.80%	-3.28%	8.04%	2.16%	6.60%	12.43%	3.36%	7.21%

Ending Number of AUs (000s)	510	701	772	893	1,162	1,295	1,291	1,313	1,024	879

PIONEER VARIABLE CONTRACT TRUST :
Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$7.210	$8.659	$10.070	$10.441	$9.483	$12.590	$11.043	$6.435	$15.653	$11.144
Ending AUV	$7.535	$7.210	$8.659	$10.070	$10.441	$9.483	$12.590	$11.043	$6.435	$15.653

Percentage change in AUV	4.51%	-16.73%	-14.01%	-3.55%	10.10%	-24.68%	14.01%	71.61%	-58.89%	40.46%

Ending Number of AUs (000s)	7	8	9	12	13	15	17	20	18	35

44

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIONEER VARIABLE CONTRACT TRUST : (continued)
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$1.857	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890	$1.299	$1.310
Ending AUV	$2.188	$1.857	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890	$1.299

Percentage change in AUV	17.82%	-1.17%	11.25%	26.99%	8.48%	4.25%	17.60%	12.36%	-31.49%	-0.84%

Ending Number of AUs (000s)	147	153	164	218	266	315	336	365	397	416

Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.504	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745	$1.151	$1.114
Ending AUV	$1.625	$1.504	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745	$1.151

Percentage change in AUV	8.05%	-1.76%	9.28%	31.18%	8.43%	-5.92%	14.18%	23.09%	-35.27%	3.32%

Ending Number of AUs (000s)	35	30	29	55	60	82	81	100	165	161

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$15.218	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367	$11.608	$11.149
Ending AUV	$17.072	$15.218	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367	$11.608

Percentage change in AUV	12.18%	-5.57%	-1.68%	10.25%	14.09%	-3.40%	16.03%	57.81%	-36.54%	4.12%

Ending number of AUs (000s)	3	1	2	2	2	2	3	6	4	6

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$16.332	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191	$12.540	$12.073
Ending AUV	$18.719	$16.332	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191	$12.540

Percentage change in AUV	14.62%	-7.66%	13.20%	30.91%	9.28%	-7.15%	16.26%	23.51%	-34.68%	3.87%

Ending number of AUs (000s)	3	4	4	3	3	5	7	4	4	3

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$13.978	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204	$10.570	$10.098
Ending AUV	$14.793	$13.978	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204	$10.570

Percentage change in AUV	5.83%	-2.90%	2.27%	-0.48%	9.62%	0.15%	9.83%	27.44%	-12.92%	4.67%

Ending Number of AUs (000s)	7	5	6	6	6	7	5	5	1	3

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.246	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248	$2.232	$2.177
Ending AUV	$2.651	$2.246	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248	$2.232

Percentage change in AUV	18.03%	-13.65%	-4.93%	19.32%	6.11%	-13.35%	28.16%	55.93%	-44.09%	2.53%

Ending Number of AUs (000s)	42	42	48	62	70	100	161	169	175	233

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.861	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451	$2.021	$2.094
Ending AUV	$3.413	$2.861	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451	$2.021

Percentage change in AUV	19.29%	-13.04%	1.79%	32.89%	10.95%	-4.65%	18.87%	33.29%	-28.20%	-3.49%

Ending Number of AUs (000s)	99	113	142	162	179	209	232	233	281	290

45

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$1.864	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094	$1.968	$2.097
Ending AUV	$2.062	$1.864	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094	$1.968

Percentage change in AUV	10.62%	-10.13%	2.93%	17.29%	25.58%	-22.40%	12.51%	43.24%	-44.41%	-6.15%

Ending Number of AUs (000s)	341	360	374	398	438	552	667	722	678	684

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.437	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075	$3.095	$2.281
Ending AUV	$2.405	$2.437	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075	$3.095

Percentage change in AUV	-1.31%	-15.18%	-1.81%	10.46%	28.03%	-26.79%	25.10%	110.14%	-65.27%	35.69%

Ending Number of AUs (000s)	213	226	274	295	340	467	578	761	693	808

Global Hard Assets Fund
Beginning AUV	$2.130	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245	$4.226	$2.949
Ending AUV	$3.018	$2.130	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245	$4.226

Percentage change in AUV	41.69%	-34.36%	-20.25%	9.00%	1.94%	-17.60%	27.44%	55.32%	-46.88%	43.30%

Ending Number of AUs (000s)	267	291	326	361	377	435	487	537	581	945

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$1.548	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648	$1.613	$1.491
Ending AUV	$1.625	$1.548	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648	$1.613

Percentage change in AUV	4.97%	-14.29%	0.73%	-10.44%	4.11%	6.66%	4.70%	4.49%	2.17%	8.18%

Ending Number of AUs (000s)	75	82	89	99	146	198	246	272	323	309

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$24.626	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495	$15.484	$12.838
Ending AUV	$26.141	$24.626	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495	$15.484

Percentage change in AUV	6.15%	-2.83%	-1.04%	41.80%	16.10%	-0.97%	33.66%	38.36%	-45.14%	20.61%

Ending Number of AUs (000s)	68	75	83	99	111	121	139	147	162	185

Opportunity Fund
Beginning AUV	$3.844	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519	$2.572	$2.447
Ending AUV	$4.254	$3.844	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519	$2.572

Percentage change in AUV	10.67%	-4.43%	8.88%	28.85%	13.91%	-6.81%	22.05%	45.69%	-40.94%	5.11%

Ending Number of AUs (000s)	282	345	407	453	495	592	689	770	802	896

46

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%

Maine	X		2.00	%(1)

Nevada		X	3.50%

South Dakota	X		1.25	%(2)

Texas		X	0.04	%(3)	0.04%

West Virginia		X	1.00%		1.00%

Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2017. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses — Premium Taxes.”

(1)         Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)         South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)         Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

47

PRIVACY NOTICE of

Jefferson National Life Insurance Company

01/2017

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

48

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account E

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-05-17) dated May 1, 2017 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

© 2017, Jefferson National Life Insurance Company	JNL-ACHEDU-PROS-E-0517

49

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2017

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the “Variable Account”), dated May 1, 2017. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the “Variable Account”, was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.  If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.  Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $133,000 for single filers, $196,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year (for 2017). The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017).  However, for single filers with modified adjusted gross income in excess of $118,000, but less than $133,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $186,000, but less than $196,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2017.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company were audited as of December 31, 2016 and 2015 and for the three years ended December 31, 2016, 2015, and 2014 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York, NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information Years Ended December 31, 2016, 2015 and 2014

The report accompanying these financial statements was issued by

BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of

BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company

Statutory Basis Financial Statements and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Jefferson National Life Insurance Company

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2016 and 2015	5

Statements of Operations for the Years Ended December 31, 2016, 2015 and 2014	6

Statements of Changes in Capital and Surplus for the Years Ended December 31, 2016, 2015 and 2014	7

Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014	8

Notes to Statutory Basis Financial Statements	9-35

Independent Auditor’s Report on Supplementary Information	36

Supplementary Information:

Selected Financial Data	37-38

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000 Fax: +212 697-1299 www.bdo.corn	100 Park Avenue New York, NY 10017

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company

Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the related statutory basis statements of operations, capital and surplus and cash flows for the years ended December 31, 2016, 2015 and 2014, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2016, 2015 and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2016, 2015 and 2014 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

BDO USA, LLP
March 31, 2017

4

Jefferson National Life Insurance Company

Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus
(Dollars in thousands, except share data)

December 31,	2016	2015
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$458,934	$455,612
Preferred stock	5,882	5,882
Common stock	5,992	7,105
Common stock of subsidiary	7,099	7,460
Mortgage loan trusts	9,013	10,269
Mortgage loans on real estate	9,712	10,246
Investment in real estate	280	382
Policyholder loans	4,873	5,484
Cash and short-term investments	13,933	4,131
Total Investments and Cash	515,718	506,571
Accrued Investment Income	3,934	3,533
Amounts Recoverable on Reinsurance Ceded	1,994	1,946
Federal Income Tax Recoverable	690	800
Deferred Tax Asset	7,823	6,879
Other Admitted Assets	2,476	2,991
Separate Account Assets	4,077,932	3,535,264
Total Admitted Assets	$4,610,567	$4,057,984
Liabilities and Capital and Surplus
Liabilities:
Policy and contract reserves	$215,903	$207,894
Claim reserves	(32)	(31)
Accounts payable and accrued expenses	179	155
Payable on reinsurance	161,563	167,318
Due to parent and affiliates	1,095	1,745
Asset valuation reserve	2,954	2,928
Interest maintenance reserve	7,140	6,979
Transfers from separate accounts	(371)	(559)
Borrowed money	97,321	89,288
Other liabilities	7,852	8,682
Separate account liabilities	4,077,932	3,535,264
Total Liabilities	4,571,536	4,019,663
Capital and Surplus:
Common stock, $4.80 par value, 1,065,000 shares authorized, 1,043,565 shares issued and outstanding	5,009	5,009
Paid-in surplus	42,165	42,165
Unassigned deficit	(8,143)	(9,938)
Special surplus funds	—	1,085
Total Capital and Surplus	39,031	38,321
Total Liabilities, Capital and Surplus	$4,610,567	$4,057,984

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company

Statutory Basis Statements of Operations
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Revenues:
Premium, annuity and other considerations	$713,944	$789,172	$795,985
Net investment income	19,093	19,491	20,237
Reserve adjustment on reinsurance ceded	(3,872)	(7,304)	(4,603)
Commission and expense allowances on reinsurance ceded	1,485	1,718	1,847
Amortization of interest maintenance reserve	1,569	1,341	1,062
Fee income	6,802	6,877	6,380
Other revenues	12,987	12,587	11,108
Total Revenues	752,008	823,882	832,016
Benefits and Expenses:
Annuity and surrender benefits	411,439	366,601	280,238
Decrease in policy and contract reserves	(1,014)	(3,372)	(4,171)
Other benefits	2,448	2,791	2,887
Commissions	978	1,136	1,256
General and administrative expenses	20,172	21,088	20,079
Taxes, licenses and fees	277	272	368
Net transfers to separate accounts	306,541	425,985	522,239
Decrease in funds withheld	9,939	10,415	13,806
Interest maintenance reserve released on reinsurance transaction	(1,320)	(1,772)	(4,359)
Other expenses	192	207	134
Total Benefits and Expenses	749,652	823,351	832,477
Income (Loss) From Operations Before Federal Income Tax Provision and Net Realized Capital Losses	2,356	531	(461)
Federal Income Tax Provision	627	952	695
Income (Loss) From Operations Before Net Realized Capital Losses	1,729	(421)	(1,156)
Net Realized Capital Losses, Net of Transfers to IMR	(1,468)	(363)	(1,721)
Net Income (Loss)	$261	$(784)	$(2,877)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company

Statutory Basis Statements of Capital and Surplus
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Capital and Surplus, Beginning of Year	$38,321	$39,817	$39,447
Adjustments to surplus:
Net income (loss)	261	(784)	(2,877)
Change in net unrealized capital gains (losses)	566	(1,088)	(28)
Change in deferred income tax	3,906	2,668	4,509
Change in nonadmitted assets	(2,912)	(875)	(26)
Change in asset valuation reserve	(26)	(185)	106
Change in surplus as a result of reinsurance, net of tax	(1,085)	(1,232)	(1,314)
Net Adjustments to Surplus	710	(1,496)	370
Capital and Surplus, End of Year	$39,031	$38,321	$39,817

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company

Statutory Basis Statements of Cash Flows
(Dollars in thousands)

Year ended December 31,	2016	2015	2014
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$713,944	$789,172	$795,985
Net investment income	17,581	17,241	16,475
Commission and expense allowances on reinsurance ceded	1,485	1,718	1,847
Fee income	6,802	6,877	6,380
Other revenues	12,987	12,587	11,108
Total Income Received	752,799	827,595	831,795
Benefit and loss related payments	418,742	376,023	287,495
Net transfers to separate accounts	306,353	425,638	521,822
Commissions, expenses paid and aggregate write-ins for deductions	30,297	31,360	31,245
Federal and foreign income taxes (received) paid	(220)	725	1,840
Total Operating Expenses Paid	755,172	833,746	842,402
Net Cash Used In Operating Activities	(2,373)	(6,151)	(10,607)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	142,969	153,540	141,925
Mortgage loans	1,620	1,608	1,718
Other invested assets	217	519	229
Total Investment Proceeds	144,806	155,667	143,872
Cost of investments acquired:
Bonds and stocks	(141,501)	(162,627)	(159,302)
Mortgage loans	—	—	(3,017)
Total Cost of Investments Acquired	(141,501)	(162,627)	(162,319)
Net decrease in policy loans	660	403	579
Net Cash Provided By (Used In) Investing Activities	3,965	(6,557)	(17,868)
Cash Flows From Financing Activities and Miscellaneous Sources:
Borrowed money	8,034	15,088	(36,379)
Net deposit-type contract fund and other liabilities	9,023	1,573	76,484
Other cash applied	(8,847)	(6,676)	(21,925)
Net Cash Provided By Financing Activities and Miscellaneous Sources	8,210	9,985	18,180
Net Increase (Decrease) in Cash and Short-Term Investments	9,802	(2,723)	(10,295)
Cash and Short-Term Investments:
Beginning of year	4,131	6,854	17,149
End of year	$13,933	$4,131	$6,854

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

1.  Organization

Jefferson National Life Insurance Company (the “Company” or “JNL”), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The following states represented premiums collected in excess of 5% of total premiums in 2016, 2015 and 2014:

	2016	2015	2014
California	19%	10%	13%
Florida	9%	8%	8%
Texas	7%	10%	10%
Pennsylvania	6%	5%	N/A
Ohio	5%	N/A	N/A

2.  Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the “Department”). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by the Department (“Texas SAP”). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $235 and $438 at December 31, 2016 and 2015, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

9

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

•                                Costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

•                                Life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                Life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                Realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                Bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                The admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                Assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

•                                Premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                Deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                Goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                Securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

•                                Certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

•                                Push-down accounting is not permitted under Texas SAP. Under GAAP, the Company applied push-down accounting related to JN Financials management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations.

10

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2016, 2015 and 2014 is as follows:

	Net Income (Loss)			Capital and Surplus
	Year Ended December 31,			December 31,
	2016	2015	2014	2016	2015	2014
Statutory amounts	$261	$(784)	$(2,877)	$39,031	$38,321	$39,817
Add (deduct) adjustments:
Investments	(998)	(1,395)	(1,168)	11,467	9,980	19,815
Deferred acquisition costs and valuation of business acquired	273	768	1,703	19,146	19,480	17,133
Goodwill and other intangibles	—	—	—	5,218	5,218	5,218
Policy reserves, net of reinsurance	1,224	1,652	1,499	3,496	2,234	415
Ceding commissions	(1,085)	(1,232)	(1,314)	—	—	—
Fixed assets	54	133	191	528	475	336
Deferred taxes	4,442	2,086	4,546	2,621	15	(3,049)
Other	—	(1)	—	—	1	7
GAAP-basis amounts	$4,171	$1,227	$2,580	$81,507	$75,724	$79,692

11

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

3. Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Preferred Stock - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

Common Stock - Investments in common stock are valued at fair value. For investments in the Federal Home Loan Bank of Dallas (the “FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par.

Common Stock of Subsidiary - The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in the change in unrealized gains and losses in unassigned surplus.

Policy Loans - Policy loans are reported at unpaid balances.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Mortgage Loan Trusts - Mortgage loan trusts are reported at the Company’s pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

Mortgage Loans on Real Estate - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management

12

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real Estate - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Special Surplus Funds

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

Policy and Contract Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

Life Reserves

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

Annuity Reserves

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method (“CARVM”), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

13

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner’s valuation reserve methodology.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

Federal Income Tax

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2016, 2015 and 2014, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2016, the years still subject to examination by a taxing authority are 2013 through 2015.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

14

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

Revenue Sharing Income

Revenue sharing income consists of fees paid by the various mutual funds in which separate account assets are invested. The fees are generally based on assets under management and are recognized as income in the month in which the assets were invested.

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation.

4. Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2016 are as follows:

	Amortized	Gross Unrealized		NAIC Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,744	$13	$(43)	$8,714
States and political subdivisions	13,250	910	(146)	14,014
Corporate bonds	256,548	6,599	(4,940)	258,207
Mortgage-backed securities:
U.S. government agencies	103,880	1,011	(1,075)	103,816
Corporate	76,512	6,411	(458)	82,465
	458,934	14,944	(6,662)	467,216
Preferred stock	5,882	192	(289)	5,785
Common stock	13,641	—	(550)	13,091
Total	$478,457	$15,136	$(7,501)	$486,092

15

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2015 are as follows:

	Amortized	Gross Unrealized		NAIC Market
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$8,686	$35	$(20)	$8,701
States and political subdivisions	11,385	646	(96)	11,935
Corporate bonds	197,713	3,756	(9,231)	192,238
Mortgage-backed securities:
U.S. government agencies	98,309	1,447	(655)	99,101
Corporate	139,519	8,190	(2,238)	145,471
	455,612	14,074	(12,240)	457,446
Preferred stock	5,882	277	(76)	6,083
Common stock	15,681	26	(1,142)	14,565
Total	$477,175	$14,377	$(13,458)	$478,094

As of December 31, 2016 and 2015, the Company had fixed maturity securities with a statement value of $12,663 and $12,491, respectively, on deposit with various state regulatory agencies. As of December 31, 2016 and 2015, the Company had mortgage-backed securities with a statement value of $99,753 and $91,984, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2016 are as follows:

	Amortized Cost	NAIC Market Value
Due in one year or less	$3,160	$3,202
Due after one year through five years	26,643	27,671
Due after five years through ten years	113,900	114,696
Due after ten years	134,839	135,366
Mortgage-backed securities	180,392	186,281
Total	$458,934	$467,216

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2016, 2015 and 2014, proceeds from the sales of fixed maturity securities were $91,900, $117,671 and $101,846, respectively.

16

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Net realized capital gains (losses) for 2016, 2015 and 2014 are as follows:

Year ended December 31, 2016	Gross Realized Capital Gains	Gross Realized Losses	Other Than Temporary Impairment	Total
Bonds	$4,370	$(1,842)	$—	$2,528
Preferred stock	—	—	—	—
Common stock	29	(909)	—	(880)
Mortgage loans	—	(32)	—	(32)
Real estate	—	(25)	(9)	(34)
Net realized capital gains (losses)	4,399	(2,808)	(9)	1,582
Transfer to IMR	(3,050)	—	—	(3,050)
Net realized capital gains (losses)	$1,349	$(2,808)	$(9)	$(1,468)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2015	Gains	Losses	Impairment	Total
Bonds	$5,273	$(1,854)	$(347)	$3,072
Preferred stock	6	—	—	6
Common stock	159	(122)	—	37
Real estate	—	(47)	(35)	(82)
Net realized capital gains (losses)	5,438	(2,023)	(382)	3,033
Transfer to IMR	(3,396)	—	—	(3,396)
Net realized capital gains (losses)	$2,042	$(2,023)	$(382)	$(363)

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2014	Gains	Losses	Impairment	Total
Bonds	$6,974	$(756)	$—	$6,218
Common stock	267	(21)	(1,746)	(1,500)
Mortgage loans	—	(53)	—	(53)
Real estate	—	(88)	(70)	(158)
Net realized capital gains (losses)	7,241	(918)	(1,816)	4,507
Transfer to IMR	(6,228)	—	—	(6,228)
Net realized capital gains (losses)	$1,013	$(918)	$(1,816)	$(1,721)

17

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

At December 31, 2016 and 2015, the Company held unrated or less than investment grade corporate bonds and preferred stocks with an aggregate amortized cost of $15,718 and $24,769, respectively, with an aggregate fair value of $16,420 and $24,075, respectively. Those holdings amounted to 3.4% and 5.4% of the Company’s investments in bonds and preferred stocks at December 31, 2016 and 2015, respectively, and 3.1% and 4.9% of the Company’s total invested assets at December 31, 2016 and 2015, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these securities.

Net Investment Income

Net investment income for the years ended December 31, 2016, 2015 and 2014, including accrual of discount and amortization of premiums, arose from the following sources:

	2016	2015	2014
Bonds	$19,770	$19,697	$20,055
Preferred stock	393	407	389
Common stock	96	135	41
Mortgage loans on real estate	1,122	1,298	1,251
Real estate	—	36	—
Policy loans	320	386	375
Cash and short-term investments	22	9	20
Miscellaneous investment income	4	—	—
Total gross investment income	21,727	21,968	22,131
Investment expense	(701)	(781)	(718)
Interest expense	(1,933)	(1,696)	(1,176)
Net investment income	$19,093	$19,491	$20,237

There was no accrued investment income excluded from surplus during 2016, 2015 and 2014.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

18

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2016 and 2015 are as follow:

	Less Than 12 Months in Unrealized Loss		12 Months or More in Unrealized Loss		Total
December 31, 2016	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses
Fixed maturities:
U.S. Treasury	$4,739	$(43)	$—	$—	$4,739	$(43)
States and political subdivisions	3,835	(146)	—	—	3,835	(146)
Corporate bonds	83,607	(3,488)	19,761	(1,452)	103,368	(4,940)
Mortgage-backed securities:
U.S. government agencies	50,323	(1,075)	—	—	50,323	(1,075)
Corporate	8,675	(247)	3,128	(211)	11,803	(458)
Total debt securities	151,179	(4,999)	22,889	(1,663)	174,068	(6,662)
Preferred stock	450	(50)	2,643	(239)	3,093	(289)
Common stock	7,649	(550)	—	—	7,649	(550)
Total	$159,278	$(5,599)	$25,532	$(1,902)	$184,810	$(7,501)
Number of positions held	120		18		138

	Less Than 12 Months in Unrealized Loss		12 Months or More in Unrealized Loss		Total
December 31, 2015	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses	NAIC Market Value	Unrealized Losses
Fixed maturities:
U.S. Treasury	$3,525	$(9)	$1,060	$(11)	$4,585	$(20)
States and political subdivisions	4,413	(96)	—	—	4,413	(96)
Corporate bonds	91,745	(6,597)	10,475	(2,634)	102,220	(9,231)
Mortgage-backed securities:
U.S. government agencies	34,726	(550)	3,178	(105)	37,904	(655)
Corporate	43,316	(1,636)	5,736	(602)	49,052	(2,238)
Total debt securities	177,725	(8,888)	20,449	(3,352)	198,174	(12,240)
Preferred stock	2,808	(74)	499	(2)	3,307	(76)
Common stock	8,471	(674)	679	(468)	9,150	(1,142)
Total	$189,004	$(9,636)	$21,627	$(3,822)	$210,631	$(13,458)
Number of positions held	153		34		187

19

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

5. Policy and Claim Reserves

As of December 31, 2016 and 2015, the Company had $1,474,984 and $1,615,574, respectively, of individual and group life insurance in force. On $173,648 and $182,298 of insurance in force as of December 31, 2016 and 2015, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,044 and $1,138 at December 31, 2016 and 2015, respectively. The Company has ceded 100% of its life reserves at December 31, 2016 and 2015.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

At December 31, 2016, the Company had the following with guaranteed benefits:

Benefit and Type of Risk	Subjected Account Value	Gross Reserve	Reinsurance Reserve Credit
GMDB	$324,658	$23,300	$18,880
GMIB	5,735	285	—
GMWB	1,389	2	—

At December 31, 2015, the Company had the following with guaranteed benefits:

Benefit and Type of Risk	Subjected Account Value	Gross Reserve	Reinsurance Reserve Credit
GMDB	$344,367	$23,062	$18,701
GMIB	9,472	333	—
GMWB	1,437	4	—

20

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following table provides information on the GMDB features outstanding at December 31, 2016 and 2015. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.) The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2016 and 2015 is as follows:

	2016	2015
	(in the event of death)
Return of net deposit:
Account value	$171,985	$186,443
Net amount at risk	$13,271	$15,280
Average attained age of contract holders	57	56
Return of net deposits plus a minimum return:
Account value	$149,741	$154,422
Net amount at risk	$112,694	$116,076
Average attained age of contract holders	67	66
Guaranteed minimum return	5%	5%
Highest specified anniversary account value minus withdrawals post-anniversary :
Account value	$2,932	$3,502
Net amount at risk	$299	$393
Average attained age of contract holders	68	67

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant’s age at issue. The separate account values are $5,735 and $9,472 at December 31, 2016 and 2015, respectively.

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2016 and 2015 are as follows:

	2016	2015

Asset type:
Domestic equity	$189,449	$193,453
International equity	22,609	25,535
Bonds	20,901	22,879
Balanced bond/equity	14,581	16,079
Total	247,540	257,946
Money market	13,791	19,488
Total	$261,331	$277,434
Percent of total variable annuity separate account values	6.4%	7.8%

21

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

At December 31, 2016, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		2016		2015
		Amount	% of Total	Amount	% of Total
A. Subject to discretionary withdrawal:
1.	With market value adjustment	$712	—%	$641	—%
2.	At book value less current surrender charge of 5% or more	3,625.1		3,463.1
3.	At fair value	4,076,833	90.2	3,534,032	88.9

4.	Total with adjustment or at fair value	4,081,170	90.3	3,538,136	89.0
5.	At book value without adjustment (minimal or no charge or adjustment)	416,641	9.2	415,220	10.5
B. Not subject to discretionary withdrawal		22,303.5		19,879.5
C. Total (gross: direct + assumed)		4,520,114	100.0%	3,973,235	100.0%
D. Reinsurance ceded		(231,372)		(235,366)
E. Total (net) (C) + (D)		$4,288,742		$3,737,869

6. Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

•                  Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•                  Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

•                  Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

22

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2016 and 2015:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Equities

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company’s fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

23

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Policy Loans, Mortgage Loans and Borrowed Money

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

Policy and Contract Reserves

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated using 1,000 stochastically generated projection scenarios. The fair value of the liabilities of annuities in the payment phase was calculated using a level scenario. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

Real Estate

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 are as follows:

Description	Level 1	Level 2	Level 3	Total	NAIC Carrying Value
Assets
Investment securities:
Bonds	$—	$437,308	$29,908	$467,216	$458,934
Preferred stock	5,785	—	—	5,785	5,882
Common stock	—	13,091	—	13,091	13,091
Separate account assets	4,077,932	—	—	4,077,932	4,077,932
Cash and short-term investments	13,933	—	—	13,933	13,933
	$4,097,650	$450,399	$29,908	$4,577,957	$4,569,772
Liabilities
Separate account liabilities	$4,077,932	$—	$—	$4,077,932	$4,077,932

24

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2016:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2016	Level 3	Level 3	Income	Surplus	Purchases	Sales	2016

Bonds	$81,981	$—	$—	$1,312	$439	$2,000	$(55,824)	$29,908

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 are as follows:

Description	Level 1	Level 2	Level 3	Total	NAIC Carrying Value
Assets
Investment securities:
Bonds	$—	$375,465	$81,981	$457,446	$455,612
Preferred stock	6,083	—	—	6,083	5,882
Common stock	1,618	12,947	—	14,565	14,565
Separate account assets	3,535,264	—	—	3,535,264	3,535,264
Cash and short-term investments	4,131	—	—	4,131	4,131
	$3,547,096	$388,412	$81,981	$4,017,489	$4,015,454
Liabilities
Separate account liabilities	$3,535,264	$—	$—	$3,535,264	$3,535,264

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2015 are as follows:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	(Losses)	(Losses)			Balance at
	January 1,	into	Out of	Included in	Included in			December 31,
	2015	Level 3	Level 3	Income	Surplus	Purchases	Sales	2015
Bonds	$80,879	$—	$—	$4,281	$(1,769)	$2,923	$(4,333)	$81,981

25

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Amounts related to the Company’s other financial instruments not measured at fair value on a recurring basis as of December 31, 2016 and 2015 are as follows:

December 31, 2016

	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$9,013	$9,013
Mortgage loans on real estate	9,712	9,712
Real estate	280	280
Policy loans	4,873	4,873
Liabilities
Policy and contract reserves	$215,903	$214,233
Borrowed money	97,321	97,321

December 31, 2015

	Carrying Value	Fair Value
Admitted Assets
Mortgage loan trusts	$10,269	$10,269
Mortgage loans on real estate	10,246	10,246
Real estate	382	382
Policy loans	5,484	5,484
Liabilities
Policy and contract reserves	$207,894	$206,803
Borrowed money	89,288	89,288

7. FHLB Advances

The Company became a member of the Federal Home Loan Bank of Dallas (the “FHLB”) in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from five years to twenty years. The Company’s intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities (“RMBS”) which also qualify as collateral under the program. At December 31, 2016, the Company owned $5,992 of FHLB common stock and had pledged RMBS with a carrying value of $99,753 as collateral. At December 31, 2015, the Company owned $5,487 of FHLB capital stock and has pledged collateral of $91,984 in carrying value of RMBS securities. As of December 31, 2016, the Company had drawn $123,500 in FHLB advances with an unpaid balance of $97,166. As of December 31, 2015, the Company had drawn $107,500 in FHLB advances with an unpaid balance of $89,143. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

26

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The terms of the Company’s borrowings from the FHLB are summarized as follows:

Type	Original Amount	Principal Remaining	Maturity	Term	Current Interest Rate
Variable	$7,000	$7,000	1/2/2019	10 year	1.246%
Fixed	3,000	740	2/1/2019	10 year amortizing	3.426
Fixed	2,000	614	8/1/2019	10 year amortizing	4.006
Fixed	5,000	1,682	12/2/2019	10 year amortizing	3.397
Fixed	5,000	3,551	3/1/2029	20 year amortizing	4.318
Fixed	5,000	3,827	6/3/2019	10 year amortizing - 5 year balloon	1.671
Fixed	5,000	3,870	7/1/2019	10 year amortizing - 5 year balloon	1.738
Fixed	5,000	3,909	8/1/2019	10 year amortizing - 5 year balloon	1.707
Fixed	7,500	6,272	3/2/2020	10 year amortizing - 5 year balloon	1.596
Fixed	7,000	6,511	3/1/2021	10 year amortizing - 5 year balloon	1.523
Fixed	7,000	4,606	3/2/2020	5 year amortizing	1.422
Fixed	5,000	4,033	12/1/2020	5 year amortizing	1.642
Fixed	5,000	3,812	5/3/2021	10 year amortizing - 7 year balloon	2.213
Fixed	5,000	3,843	6/1/2021	10 year amortizing - 7 year balloon	2.015
Fixed	5,000	3,887	7/1/2021	10 year amortizing - 7 year balloon	2.129
Fixed	2,000	1,570	8/2/2021	10 year amortizing - 7 year balloon	2.112
Fixed	3,000	2,404	10/1/2021	10 year amortizing - 7 year balloon	2.183
Fixed	5,000	4,358	7/1/2022	10 year amortizing - 7 year balloon	2.248
Fixed	7,000	6,514	3/1/2023	10 year amortizing - 7 year balloon	1.659
Fixed	5,000	5,000	1/2/2024	10 year amortizing - 7 year balloon	2.502
Fixed	5,000	3,820	5/1/2024	10 year amortizing	2.372
Fixed	5,000	3,856	6/3/2024	10 year amortizing	2.320
Fixed	5,000	3,970	9/3/2024	10 year amortizing	2.224
Fixed	4,000	3,759	4/1/2026	10 year amortizing	2.110
Fixed	4,000	3,758	4/1/2026	10 year amortizing	2.070
Accrued interest	—	155
	$123,500	$97,321

Future principal payments are as follows:

2017	$12,132
2018	12,422
2019	26,495
2020	12,838
2021	15,380
Thereafter	17,899

8.                   Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $254,377 and $268,521 as of December 31, 2016 and 2015, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

27

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $18,634 and $18,474 of its $23,279 and $23,041, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2016 and 2015, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $157,125 and $162,331 as of December 31, 2016 and 2015, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2016 and 2015 were $0 and $1,085, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2016 and 2015, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

	2016	2015	2014
Premiums, annuity and fund deposits	$21,666	$23,949	$26,052
Policyholder benefits	39,568	44,650	41,259
Change in insurance and annuity reserves	(18,345)	(19,020)	(15,831)
Policy and contract reserves	485,503	503,861	522,677

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

28

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2016 and 2015. During 2016, 2015 and 2014, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2016, 2015 and 2014 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $423, $148 and $751 as of December 31, 2016, 2015 and 2014, respectively):

Year ended December 31,	2016	2015	2014
Short duration contracts:
Direct premiums	$2,118	$2,752	$2,826
Reinsurance ceded	(2,118)	(2,752)	(2,826)
Total premiums	$—	$—	$—
Long duration contracts:
Direct premiums	$733,069	$810,402	$818,459
Reinsurance ceded	(19,548)	(21,378)	(23,225)
Total premiums	$713,521	$789,024	$795,234

9.                   Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. The Company did receive an arbitration demand from one of its reinsurers in 2016. This matter is not viewed as material in relation to the financial position of the Company. The Company anticipates taking all reasonable steps to defend the arbitration action.

As of December 31, 2016 and 2015, the Company has estimated probable recoveries through premium tax credits to be $501 and $507, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10.            Federal Income Taxes

Current income taxes incurred for the years ended December 31, 2016, 2015 and 2014 consist of the following major components:

Year ended December 31,	2016	2015	2014
Income tax expense on current year operating income	$1,175	$1,203	$876
Prior year over accrual of tax	(202)	(251)	(181)
Refund of prior year tax	(346)	—	—
Current income taxes incurred	$627	$952	$695

As of December 31, 2016, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

29

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2016 and 2015 are as follows:

	2016			2015			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$29,103	$1,314	$30,417	$27,535	$2,272	$29,807	$1,568	$(958)	$610
Gross deferred tax liabilities	67	—	67	238	—	238	(171)	—	(171)
	29,036	1,314	30,350	27,297	2,272	29,569	1,739	(958)	781
Less: Nonadmitted deferred tax assets	3,811	—	3,811	849	—	849	2,962	—	2,962
Net admitted deferred tax assets before statutory valuation allowance	25,225	1,314	26,539	26,448	2,272	28,720	(1,223)	(958)	(2,181)
Statutory valuation allowance	17,402	1,314	18,716	19,569	2,272	21,841	(2,167)	(958)	(3,125)
Net admitted deferred tax assets	$7,823	$—	$7,823	$6,879	$—	$6,879	$944	$—	$944
Increase (decrease) in nonadmitted gross deferred tax assets	$2,962	$—	$2,962	$849	$—	$849	$2,113	$—	$2,113

30

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2016 and 2015 are as follows:

	2016			2015			Change
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$7,248	$—	$7,248	$7,905	$—	$7,905	$(657)	$—	$(657)
Capital loss carryforward	—	1,174	1,174	—	1,781	1,781	—	(607)	(607)
Insurance reserves	2,847	—	2,847	2,982	—	2,982	(135)	—	(135)
Proxy DAC	19,008	—	19,008	16,648	—	16,648	2,360	—	2,360
Investments	—	140	140	—	491	491	—	(351)	(351)
Gross DTAs	29,103	1,314	30,417	27,535	2,272	29,807	1,568	(958)	610
Nonadmitted DTAs	3,811	—	3,811	849	—	849	2,962	—	2,962
DTLs resulting from book/tax differences in:
Fixed assets	13	—	13	176	—	176	(163)	—	(163)
Investments	54	—	54	62	—	62	(8)	—	(8)
Gross DTLs	67	—	67	238	—	238	(171)	—	(171)
Net admitted deferred tax assets before statutory valuation allowance	25,225	1,314	26,539	26,448	2,272	28,720	(1,223)	(958)	(2,181)
Statutory valuation allowance	17,402	1,314	18,716	19,569	2,272	21,841	(2,167)	(958)	(3,125)
Net admitted deferred tax assets	$7,823	$—	$7,823	$6,879	$—	$6,879	$944	$—	$944

31

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The significant book to tax differences in 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Statutory (loss) income before taxes	$2,356	$531	$(461)
Net realized capital losses	(1,468)	(363)	(1,721)
Total pre-tax statutory income (loss)	$888	$168	$(2,182)
Tax expense (benefit) at Federal statutory rate (35%)	$311	$59	$(763)
Amounts related to prior years
IMR/AVR	56	98	282
Change in unrealized gain (loss)	324	(314)	—
Reinsurance ceding commission	(380)	(431)	(460)
Tax-exempt income/dividend received deduction	(513)	(481)	(309)
Fines and penalties	1	2	4
Change in nonadmitted	2,962	849	—
True up adjustment	46	(370)	(137)
Total adjustments	2,496	(647)	(620)
Federal income tax expense (benefit) before change in statutory valuation allowance	2,807	(588)	(1,383)
Change in statutory valuation allowance	(3,124)	(279)	(2,431)
Net Federal tax benefit	$(317)	$(867)	$(3,814)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2016 and 2015, the Company had operating loss carryforwards of approximately $20,708 and $22,587 after write-off for amounts expected to expire unused, respectively. Operating loss carryforwards begin to expire in 2018. As of December 31, 2016 and 2015, the Company had capital loss carryforwards of approximately $3,355 and $5,088, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Following the December 30, 2011 ownership change, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,957 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2016.

Beginning with the 2013 tax year, the Company was eligible to join the consolidated Federal tax return filing of its parent company, JN Financial, and began filing as a life subgroup of the Federal consolidated return.

32

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital ExDTA and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2016	2015
Total capital and surplus	$39,031	$38,321
Adjustments:
AVR	2,954	2,928
Furniture and equipment	—	—
Dividend liability	—	—
Sub AVR	13	—
Sub dividend liability	—	—
P&C non-tabular discounts and/or alien insurance subsidiary - other	—	—
Hedging fair value adjustment	—	—
Credit for capital notes	—	—
Total adjusted capital	41,998	41,249
Less: Deferred tax asset	7,823	6,879
Total adjusted capital ExDTA	$34,175	$34,370
Authorized control level risk-based capital	$4,376	$4,183
Total adjusted capital ExDTA/Authorized control level risk-based capital	781%	822%

11. Related Party Transactions

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. This agreement covered certain general and administrative expenses. During 2016, 2015 and 2014, operating expenses of $18,669, $19,592, and $18,485, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,134 and $1,842 at December 31, 2016 and 2015, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the annuity company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2016, 2015 and 2014 under these agreements was $1,778, $2,035 and $2,074, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products.

33

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Effective June 16, 2014, JN Financial formed JNLNY, a 100% wholly-owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2016 and 2015, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016 and 2015 are as follows:

	2016		2015
December 31,	Separate Accounts With Guarantees Nonindexed	Non- Guaranteed Separate Accounts	Separate Accounts With Guarantees Nonindexed	Non- Guaranteed Separate Accounts
Premiums, deposits and other considerations	$—	$715,050	$—	$789,120
For accounts with assets at market value	$691	$4,076,870	$649	$3,534,056
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$691	$—	$649	$—
At market value	—	4,075,840	—	3,532,781
Not subject to discretionary withdrawal	—	1,030	—	1,275
Total separate account liabilities	$691	$4,076,870	$649	$3,534,056

34

Jefferson National Life Insurance Company

Notes to Statutory Basis Financial Statements
(Dollars in thousands)

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2016, 2015 and 2014 are as follows:

Year ended December 31,	2016	2015	2014
Transfers to separate accounts	$715,104	$789,120	$794,942
Transfers from separate accounts	411,177	366,509	275,816
Net transfers to separate accounts	$303,927	$422,611	$519,126

13. Employee Benefits

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $157 and $204 at December 31, 2016 and 2015, respectively, and was included in other liabilities. The expenses for these plans were $14 and $25 at December 31, 2016 and 2015, respectively. The discount rate used in determining the benefit obligation was 5.25%.

14. Capital and Surplus

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2016 was $2,356. The Statutory surplus with regard to policyholders as of December 31, 2016 was $39,031. The Company had no earned surplus as of December 31, 2016. The maximum dividend payout which may be made without prior approval in 2016 is $-0-.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016 and 2015, the Company met its RBC requirements.

15. Subsequent Events

The Company’s management has performed subsequent events procedures through March 31, 2017, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial, the Company’s parent. JN Financial then became a wholly-owned subsidiary of NLIC.

35

Tel: +212 885-8000	100 Park Avenue
Fax: +212 697-1299	New York, NY 10017
www.bdo.com

Independent Auditor’s Report
on Supplementary Information

Board of Directors of

Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

BDO USA, LLP
New York, New York
March 31, 2017

36

Jefferson National Life Insurance Company

Selected Financial Data
(Dollars in thousands)

As of and for the year ended December 31, 2016
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$169
Other bonds (unaffiliated)	19,601
Preferred stock (unaffiliated)	393
Common stock	96
Mortgage loans on real estate	1,122
Policy loans	320
Cash and short-term investments	22
Other invested assets	—
Miscellaneous investment income	4
Gross Investment Income	$21,727
Bonds and Short-term Investments by Class and Maturity:
Bonds by maturity — statement value:
Due within one year or less	$30,490
Over 1 year through 5 years	89,388
Over 5 years through 10 years	178,591
Over 10 years through 20 years	83,961
Over 20 years	82,247
Total By Maturity	$464,677
Bonds by Class — Statement Value:
Class 1	$310,415
Class 2	141,044
Class 3	12,545
Class 4	—
Class 5	—
Class 6	673
Total By Class	$464,677
Total bonds publicly traded	$407,835
Total bonds privately placed	56,842
Preferred stocks — statement value	5,882
Short-term investments — book value	5,743
Cash on deposit	8,190
Life Insurance In-Force:
Ordinary	$151

37

Jefferson National Life Insurance Company

Selected Financial Data
(Dollars in thousands)

December 31, 2016
Life Insurance Policies With Disability Provision In-Force:
Ordinary	$35,079
Group life	786
Supplementary Contracts In Force:
Ordinary - not involving life contingencies - amount of income payable	1,944
Ordinary - involving life contingencies - amount of income payable	1,742
Group - not involving life contingencies - amount of income payable	34
Group - involving life contingencies - amount of income payable	299
Annuities:
Ordinary:
Immediate - amount of income payable	241
Deferred - fully paid account balance	36,994
Deferred - not fully paid account balance	3,725,454

38

ANNUAL STATEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage
1. Bonds:
1.1 U.S. treasury securities	8,743,451	1.695	8,743,451	0	8,743,451	1.695
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)	5,570,831	1.080	5,570,831	0	5,570,831	1.080
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations	1,835,786	0.356	1,835,786	0	1,835,786	0.356
1.43 Revenue and assessment obligations	16,899,879	3.276	16,899,879	0	16,899,879	3.277
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA	186,419	0.036	186,419	0	186,419	0.036
1.512 Issued or guaranteed by FNMA and FHLMC	99,524,232	19.291	99,524,232	0	99,524,232	19.298
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA	4,169,359	0.808	4,169,359	0	4,169,359	0.808
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	62,063,836	12.030	62,063,836	0	62,063,836	12.034
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	216,149,533	41.898	216,149,533	0	216,149,533	41.912
2.2 Unaffiliated non-U.S. securities (including Canada)	43,790,696	8.488	43,790,696	0	43,790,696	8.491
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated	5,881,800	1.140	5,881,800	0	5,881,800	1.141
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated		0.000			0	0.000
3.4 Other equity securities:
3.41 Affiliated	7,098,412	1.376	7,098,412		7,098,412	1.376
3.42 Unaffiliated	5,992,400	1.162	5,992,400	0	5,992,400	1.162
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties	610,318	0.118	610,318		610,318	0.118
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans	18,114,869	3.511	18,114,869		18,114,869	3.513
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $0 property acquired in satisfaction of debt)	280,192	0.054	280,192		280,192	0.054
6. Contract loans	5,054,727	0.980	4,872,953		4,872,953	0.945
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	xxx	xxx	xxx
10. Cash, cash equivalents and short-term investments	13,933,035	2.701	13,933,035	0	13,933,035	2.702
11. Other invested assets		0.000			0	0.000
12. Total invested assets	515,899,775	100.000	515,718,001	0	515,718,001	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2016
(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 4836	NAIC Company Code 64017	Federal Employer’s Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.	$532,635,643

2.	Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	TIME WARNER INC.	BONDS	$6,583,033	1.2%
2.02	FORD MOTOR CREDIT CO LLC	BONDS	$6,577,342	1.2%
2.03	MSBAM 2016-C28 D	BONDS	$6,438,246	1.2%
2.04	FEDERAL HOME LOAN BANK OF DALLAS	COMMON STOCK	$5,992,400	1.1%
2.05	GE CAPITAL INTL FUNDING	BONDS	$5,926,602	1.1%
2.06	BERKSHIRE HATHAWAY INC.	BONDS	$5,644,959	1.1%
2.07	ICOT 2013-IRV E	BONDS	$5,479,314	1.0%
2.08	ABSHE 2004-HE8 M1	BONDS	$5,257,194	1.0%
2.09	ANHEUSER-BUSCH INBEV FIN	BONDS	$5,226,855	1.0%
2.10	SPECTRA ENERGY CAPITAL	BONDS	$4,708,888	0.9%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC-1	$310,414,802	58.3%	3.07	P/RP-1		$0.0%
3.02	NAIC-2	$141,044,684	26.5%	3.08	P/RP-2	$3,381,800	0.6%
3.03	NAIC-3	$12,544,951	2.4%	3.09	P/RP-3	$2,500,000	0.5%
3.04	NAIC-4		$0.0%	3.10	P/RP-4		$0.0%
3.05	NAIC-5		$0.0%	3.11	P/RP-5		$0.0%
3.06	NAIC-6	$672,570	0.1%	3.12	P/RP-6		$0.0%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$50,534,097	9.5%
4.03	Foreign-currency-denominated investments		$0.0%
4.04	Insurance liabilities denominated in that same foreign currency		$0.0%

285

SUPPLEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

				1	2
5.01	Countries designated NAIC-1			$44,200,388	8.3%
5.02	Countries designated NAIC-2			$6,333,709	1.2%
5.03	Countries designated NAIC-3 or below			$	0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

				1	2
	Countries designated NAIC - 1:
6.01	Country 1: CAYMAN ISLANDS			$14,348,469	2.7%
6.02	Country 2: IRELAND			$6,425,736	1.2%
	Countries designated NAIC - 2:
6.03	Country 1: MEXICO			$3,454,490	0.6%
6.04	Country 2: PERU			$1,388,331	0.3%
	Countries designated NAIC - 3 or below:
6.05	Country 1:			$	0.0%
6.06	Country 2:			$	0.0%

				1	2
7.	Aggregate unhedged foreign currency exposure			$	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

			1		2
8.01	Countries designated NAIC-1		$		0.0%
8.02	Countries designated NAIC-2		$		0.0%
8.03	Countries designated NAIC-3 or below		$		0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

			1		2
	Countries designated NAIC - 1:
9.01	Country 1:		$		0.0%
9.02	Country 2:		$		0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$		0.0%
9.04	Country 2:		$		0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$		0.0%
9.06	Country 2:		$		0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3		4
10.01	GE CAPITAL INTL FUNDING	1FE		$5,926,602	1.1%
10.02	APID 2013-12A D	1AM		$4,086,566	0.8%
10.03	ACASC 2013-2A D	1AM		$3,657,588	0.7%
10.04	PRSP 2006-1A C	1FE		$3,546,357	0.7%
10.05	ROYAL BANK OF CANADA	1FE		$1,996,039	0.4%
10.06	BATLN 2013-4A C	1AM		$1,936,139	0.4%
10.07	YAMANA GOLD INC	2FE		$1,504,105	0.3%
10.08	HSBC HOLDINGS PLC	1FE		$1,503,170	0.3%
10.09	BP CAPITAL MARKETS PLC	1FE		$1,493,611	0.3%
10.10	AMERICA MOVIL SAB DE CV	1FE		$1,485,087	0.3%

285.1

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02			$0.0%
13.03			$0.0%
13.04			$0.0%
13.05			$0.0%
13.06			$0.0%
13.07			$0.0%
13.08			$0.0%
13.09			$0.0%
13.10			$0.0%
13.11			$0.0%

285.2

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3

16.02	RESIDENTIAL	$610,318	0.1%
16.03	COMMERICAL	$591,916	0.1%
16.04	COMMERICAL	$522,711	0.1%
16.05	COMMERICAL	$494,625	0.1%
16.06	COMMERICAL	$485,301	0.1%
16.07	COMMERICAL	$480,447	0.1%
16.08	COMMERICAL	$428,664	0.1%
16.09	COMMERICAL	$394,142	0.1%
16.10	COMMERICAL	$356,473	0.1%
16.11	COMMERICAL	$356,322	0.1%

285.3

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:
						Loans
16.12			Construction loans			$		0.0%
16.13			Mortgage loans over 90 days past due			$98,450		0.0%
16.14			Mortgage loans in the process of foreclosure			$		0.0%
16.15			Mortgage loans foreclosed			$		0.0%
16.16			Restructured mortgage loans			$2,292,782		0.4%

17.						Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential			Commercial			Agricultural
Loan to Value	1		2	3		4	5	6
17.01 above 95%	$		0.0%		$300,068	0.1%	$	0.0%
17.02 91 to 95%	$		0.0%		$13,582	0.0%	$	0.0%
17.03 81 to 90%	$		0.0%	$		0.0%	$	0.0%
17.04 71 to 80%	$		0.0%		$55,272	0.0%	$	0.0%
17.05 below 70%		$610,318	0.1%		$17,745,950	3.3%	$	0.0%

18.						Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01						Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

Description
1							2	3
18.02						$		0.0%
18.03						$		0.0%
18.04						$		0.0%
18.05						$		0.0%
18.06						$		0.0%

19.						Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01						Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

1							2	3
19.02			Aggregate statement value of investments held in mezzanine real estate loans:			$		0.0%
Largest three investments held in mezzanine real estate loans:
19.03						$		0.0%
19.04						$		0.0%
19.05						$		0.0%

285.4

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1		2		3	4
21.01	Hedging	$		0.0%	$		0.0%
21.02	Income generation	$		0.0%	$		0.0%
21.03	Other	$		0.0%	$		0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

					At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2016

Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2016

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities

December 31, 2016

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	13,478.692	$386,503	$420,673
The Alger Portfolios:
Capital Appreciation Portfolio	105,989.594	5,827,635	7,112,967
Large Cap Growth Portfolio	68,208.112	3,160,740	3,589,793
Mid Cap Growth Portfolio	100,710.118	1,383,966	1,983,992
Small Cap Growth Portfolio	69,280.302	1,735,977	1,299,694
American Century Variable Portfolios, Inc:
Balanced Fund	61,756.160	430,691	430,436
Income & Growth Fund	121,561.257	935,648	1,132,949
Inflation Protection Fund	23,083.559	242,763	233,377
International Fund	51,203.028	447,897	479,775
Large Company Value Fund	6,198.368	81,673	94,525
Ultra Fund	2,621.565	38,273	40,504
Value Fund	292,334.591	2,079,525	3,063,669
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio	40,971.795	844,464	839,918
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	21,317.928	365,441	402,482
The Dreyfus Socially Responsible Growth Fund, Inc.	45,597.492	1,423,228	1,726,323
Dreyfus Stock Index Fund	305,958.208	10,019,468	14,031,244
Dreyfus Variable Investment Fund:
International Value Portfolio	50,569.724	485,113	490,529
Federated Insurance Series:
High Income Bond Fund II	158,677.389	1,056,470	1,085,354
Kaufmann Fund II	7,190.451	109,143	115,335
Managed Volatility Fund II	46,953.471	470,460	446,998
Guggenheim Variable Insurance Funds:
CLS Global Diversified Equity Fund	1,174.086	41,970	44,136
CLS AdvisorOne Growth and Income Fund	954.525	23,543	23,883
Long Short Equity Fund	3,939.087	58,145	60,546
Multi-Hedge Strategies Fund	68.366	1,490	1,639
Rydex Banking Fund	4,133.199	344,936	350,863
Rydex Basic Materials Fund	5,064.665	334,842	342,368
Rydex Biotechnology Fund	7,307.000	585,740	488,479
Rydex Commodities Strategy Fund	227.022	27,213	19,009
Rydex Consumer Products Fund	8,977.016	557,297	554,693
Rydex Dow 2X Strategy Fund	4,080.169	391,784	449,146
Rydex Electronics Fund	2,398.865	117,979	146,211
Rydex Energy Fund	14,404.345	1,116,364	1,153,644
Rydex Energy Services Fund	2,917.161	256,372	206,535
Rydex Europe 1.25X Strategy Fund	1,666.576	166,397	136,761
Rydex Financial Services Fund	4,136.577	271,330	303,665
Rydex Government Long Bond 1.2X Strategy Fund	10,222.410	346,266	300,129
Rydex Health Care Fund	7,718.250	420,053	406,056
Rydex Internet Fund	891.142	60,084	58,043
Rydex Inverse Dow 2X Strategy Fund	1,188.657	141,272	78,701
Rydex Inverse Government Long Bond Strategy Fund	253.077	40,414	26,315
Rydex Inverse Mid-Cap Strategy Fund	20.676	3,403	1,632
Rydex Inverse NASDAQ-100® Strategy Fund	408.528	38,880	32,141
Rydex Inverse Russell 2000® Strategy Fund	7.285	762	517
Rydex Inverse S&P 500 Strategy Fund	1,014.746	102,680	85,452
Rydex Japan 2X Strategy Fund	2,382.109	149,303	159,794
Rydex Leisure Fund	170.366	13,394	14,005
Rydex Mid Cap 1.5X Strategy Fund	14,907.206	505,721	539,346

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	71,870.886	$2,074,766	$2,291,249
Rydex NASDAQ-100® 2X Strategy Fund	28,815.454	1,088,854	1,117,464
Rydex Nova Fund	12,527.372	550,783	1,122,203
Rydex Precious Metals Fund	20,913.878	726,953	621,353
Rydex Real Estate Fund	2,002.133	72,156	75,516
Rydex Retailing Fund	880.243	60,710	58,018
Rydex Russell 2000® 1.5X Strategy Fund	7,069.878	387,801	452,613
Rydex Russell 2000® 2X Strategy Fund	157.749	27,840	30,429
Rydex S&P 500 2X Strategy Fund	5,561.244	1,012,449	981,616
Rydex S&P 500 Pure Growth Fund	11,412.989	476,231	482,887
Rydex S&P 500 Pure Value Fund	7,760.779	379,789	438,023
Rydex S&P MidCap 400 Pure Growth Fund	5,911.349	205,101	195,668
Rydex S&P MidCap 400 Pure Value Fund	7,134.636	380,090	387,696
Rydex S&P SmallCap 600 Pure Growth Fund	4,351.785	202,809	216,937
Rydex S&P SmallCap 600 Pure Value Fund	7,439.111	488,785	514,261
Rydex Strengthening Dollar 2X Strategy Fund	14.752	601	648
Rydex Technology Fund	1,484.822	101,628	111,173
Rydex Telecommunications Fund	825.536	42,876	47,072
Rydex Transportation Fund	577.759	40,422	40,904
Rydex U.S. Government Money Market Fund	1,409,044.815	1,409,044	1,409,043
Rydex Utilities Fund	19,291.189	479,983	506,205
Rydex Weakening Dollar 2X Strategy Fund	172.405	11,737	9,739
Invesco Variable Insurance Funds:
Core Equity Fund	12,493.985	362,849	432,042
Diversified Dividend Fund	18,865.663	464,540	497,678
Global Health Care Fund	7,288.814	219,581	175,735
Global Real Estate Fund	31,598.768	446,396	510,320
Government Money Market Fund	4,921,384.306	4,921,384	4,921,382
High Yield Fund	237,621.121	1,286,093	1,283,154
Mid Cap Core Equity Fund	19,064.013	261,910	240,400
Technology Fund	8,322.674	155,116	148,895
Value Opportunities Fund	21,543.126	157,982	138,954
Janus Aspen Series - Institutional:
Balanced Portfolio	25,420.143	737,294	770,739
Enterprise Portfolio	136,886.029	5,203,062	8,113,240
Forty Portfolio	7,596.078	269,948	244,519
Global Research Portfolio	165,472.168	4,827,826	6,723,139
Janus Portfolio	293,114.862	7,226,259	8,479,811
Overseas Portfolio	35,974.292	1,154,428	891,805
Perkins Mid Cap Value Portfolio	4,401.448	73,796	72,845
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	13,928.559	265,538	261,443
International Equity Portfolio	24,562.650	308,160	284,192
US Small-Mid Cap Equity Portfolio	185,770.043	1,505,530	1,502,883
US Strategic Equity Portfolio	13,388.787	159,103	154,106
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	3,238.346	91,302	81,218
ClearBridge Dividend Strategy Portfolio	18,293.116	288,314	310,802
ClearBridge Large Cap Growth Portfolio	23,519.146	501,924	488,263
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	2,058.792	16,153	14,597
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	29,153.889	426,904	421,860
Growth and Income Portfolio	82,400.386	2,226,937	3,025,742

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	55,642.807	$628,663	$847,997
Mid-Cap Growth Portfolio	12,216.605	292,179	276,220
Mid Cap Intrinsic Value Portfolio	12,499.830	208,028	211,375
Short Duration Bond Portfolio	49,860.605	545,980	524,534
Socially Responsive Portfolio	5,822.328	104,408	131,408
Northern Lights Variable Trust:
JNF SSGA Sector Rotation Portfolio	505,649.250	11,962,310	14,416,063
JNF SSGA Tactical Allocation Portfolio	387,728.469	6,216,689	6,133,866
PIMCO Variable Insurance Trust:
All Asset Portfolio	22,691.851	245,903	227,146
CommodityRealReturn Strategy Portfolio	3,995.152	53,377	31,443
Emerging Markets Bond Portfolio	1,595.268	20,620	20,069
Foreign Bond US Dollar-Hedged Portfolio	2,441.290	27,002	26,902
Global Bond Unhedged Portfolio	7,917.034	100,040	91,359
High Yield Portfolio	110,939.831	838,514	859,782
Long-Term US Government Portfolio	6,997.362	88,489	80,394
Low Duration Portfolio	9,444.345	98,253	96,710
Real Return Portfolio	101,084.540	1,346,599	1,240,299
Short-Term Portfolio	28,402.740	292,843	292,539
Total Return Portfolio	201,506.878	2,228,288	2,144,022
Pioneer Variable Contracts Trust:
Emerging Markets Portfolio	3,644.541	75,709	57,986
Equity Income Portfolio	21,023.645	552,643	660,779
Fund Portfolio	15,249.951	289,041	271,141
High Yield Portfolio	11,513.485	113,484	106,148
Mid Cap Value Portfolio	5,340.030	107,227	108,297
Strategic Income Portfolio	18,204.908	187,035	184,596
Royce Capital Fund:
Micro-Cap Portfolio	17,081.533	186,140	189,779
Small-Cap Portfolio	68,750.570	696,943	578,191
Third Avenue Variable Series Trust:
Value Portfolio	65,886.227	902,825	1,081,191
VanEck VIP Trust:
Emerging Markets Fund	71,204.929	864,132	740,535
Global Hard Assets Fund	53,003.982	1,403,736	1,279,519
Unconstrained Emerging Markets Bond Fund	25,737.753	254,478	208,991
Wells Fargo VT Funds:
Discovery Fund	81,677.820	1,917,083	2,116,273
Opportunity Fund	65,952.180	1,259,704	1,627,043
Total assets			$133,167,324

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	$420,673
The Alger Portfolios:
Capital Appreciation Portfolio	7,112,967
Large Cap Growth Portfolio	3,589,793
Mid Cap Growth Portfolio	1,983,992
Small Cap Growth Portfolio	1,299,694
American Century Variable Portfolios, Inc:
Balanced Fund	430,436
Income & Growth Fund	1,132,949
Inflation Protection Fund	233,377
International Fund	479,775
Large Company Value Fund	94,525
Ultra Fund	40,504
Value Fund	3,063,669
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio	839,918
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	402,482
The Dreyfus Socially Responsible Growth Fund, Inc.	1,726,323
Dreyfus Stock Index Fund	14,020,398
Dreyfus Variable Investment Fund:
International Value Portfolio	490,529
Federated Insurance Series:
High Income Bond Fund II	1,085,354
Kaufmann Fund II	115,335
Managed Volatility Fund II	446,998
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund	44,136
CLS AdvisorOne Growth and Income Fund	23,883
Long Short Equity Fund	60,546
Multi-Hedge Strategies Fund	1,639
Rydex Banking Fund	350,863
Rydex Basic Materials Fund	342,368
Rydex Biotechnology Fund	488,479
Rydex Commodities Strategy Fund	19,009
Rydex Consumer Products Fund	554,693
Rydex Dow 2X Strategy Fund	449,146
Rydex Electronics Fund	146,211
Rydex Energy Fund	1,153,644
Rydex Energy Services Fund	206,535
Rydex Europe 1.25X Strategy Fund	136,761
Rydex Financial Services Fund	303,665
Rydex Government Long Bond 1.2X Strategy Fund	300,129
Rydex Health Care Fund	406,056
Rydex Internet Fund	58,043
Rydex Inverse Dow 2X Strategy Fund	78,701
Rydex Inverse Government Long Bond Strategy Fund	26,315
Rydex Inverse Mid-Cap Strategy Fund	1,632
Rydex Inverse NASDAQ-100® Strategy Fund	32,141
Rydex Inverse Russell 2000® Strategy Fund	517
Rydex Inverse S&P 500 Strategy Fund	85,452
Rydex Japan 2X Strategy Fund	159,794
Rydex Leisure Fund	14,005
Rydex Mid Cap 1.5X Strategy Fund	539,346

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex NASDAQ-100® Fund	$2,291,249
Rydex NASDAQ-100® 2X Strategy Fund	1,117,464
Rydex Nova Fund	1,122,203
Rydex Precious Metals Fund	621,353
Rydex Real Estate Fund	75,516
Rydex Retailing Fund	58,018
Rydex Russell 2000® 1.5X Strategy Fund	452,613
Rydex Russell 2000® 2X Strategy Fund	30,429
Rydex S&P 500 2X Strategy Fund	981,616
Rydex S&P 500 Pure Growth Fund	482,887
Rydex S&P 500 Pure Value Fund	438,023
Rydex S&P MidCap 400 Pure Growth Fund	195,668
Rydex S&P MidCap 400 Pure Value Fund	387,696
Rydex S&P SmallCap 600 Pure Growth Fund	216,937
Rydex S&P SmallCap 600 Pure Value Fund	514,261
Rydex Strengthening Dollar 2X Strategy Fund	648
Rydex Technology Fund	111,173
Rydex Telecommunications Fund	47,072
Rydex Transportation Fund	40,904
Rydex U.S. Government Money Market Fund	1,409,043
Rydex Utilities Fund	506,205
Rydex Weakening Dollar 2X Strategy Fund	9,739
Invesco Variable Insurance Funds:
Core Equity Fund	432,042
Diversified Dividend Fund	497,678
Global Health Care Fund	175,735
Global Real Estate Fund	510,320
Government Money Market Fund	4,921,382
High Yield Fund	1,283,154
Mid Cap Core Equity Fund	240,400
Technology Fund	148,895
Value Opportunities Fund	138,954
Janus Aspen Series - Institutional:
Balanced Portfolio	770,739
Enterprise Portfolio	8,113,240
Forty Portfolio	244,519
Global Research Portfolio	6,723,139
Janus Portfolio	8,479,811
Overseas Portfolio	891,805
Perkins Mid Cap Value Portfolio	72,845
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	261,443
International Equity Portfolio	284,192
US Small-Mid Cap Equity Portfolio	1,502,883
US Strategic Equity Portfolio	154,106
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	81,218
ClearBridge Dividend Strategy Portfolio	310,802
ClearBridge Large Cap Growth Portfolio	488,263
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	14,597
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	421,860
Growth and Income Portfolio	2,982,656
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	$847,997
Mid-Cap Growth Portfolio	276,220
Mid Cap Intrinsic Value Portfolio	211,375
Short Duration Bond Portfolio	524,534
Socially Responsive Portfolio	131,408
Northern Lights Variable Trust:
JNF SSGA Sector Rotation Portfolio	14,416,063
JNF SSGA Tactical Allocation Portfolio	6,133,866
PIMCO Variable Insurance Trust:
All Asset Portfolio	227,146
CommodityRealReturn Strategy Portfolio	31,443
Emerging Markets Bond Portfolio	20,069
Foreign Bond US Dollar-Hedged Portfolio	26,902
Global Bond Unhedged Portfolio	91,359
High Yield Portfolio	859,782
Long-Term US Government Portfolio	80,394
Low Duration Portfolio	96,710
Real Return Portfolio	1,240,299
Short-Term Portfolio	292,539
Total Return Portfolio	2,144,022
Pioneer Variable Contracts Trust:
Emerging Markets Portfolio	57,986
Equity Income Portfolio	660,779
Fund Portfolio	271,141
High Yield Portfolio	106,148
Mid Cap Value Portfolio	108,297
Strategic Income Portfolio	184,596
Royce Capital Fund:
Micro-Cap Portfolio	189,779
Small-Cap Portfolio	578,191
Third Avenue Variable Series Trust:
Value Portfolio	1,081,191
VanEck VIP Trust:
Emerging Markets Fund	740,535
Global Hard Assets Fund	1,279,519
Unconstrained Emerging Markets Bond Fund	208,991
Wells Fargo VT Funds:
Discovery Fund	2,116,273
Opportunity Fund	1,627,043
Net assets attributable to contract owners' deferred annuity reserves	$133,113,392
Contract owners' annuity payment reserves:
Dreyfus Stock Index Fund	$10,846
Lord Abbett Series Fund, Inc:
Growth and Income Portfolio	43,086
Net assets attributable to contract owners' annuity payment reserves	$53,932
Net assets attributable to contract owners' reserves	$133,167,324

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$3,544	$13,478	$—	$—	$—
Expenses:
Mortality and expense risk fees	5,061	96,050	50,104	28,904	17,078
Administrative fees	328	9,747	4,703	2,337	1,593
Total expenses	5,389	105,797	54,807	31,241	18,671
Net investment income (expense)	(1,845)	(92,319)	(54,807)	(31,241)	(18,671)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	24,022	344,973	189,906	88,029	(60,775)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,171	55,880	13,278	—	179,050
Net realized gain (loss) on investments in portfolio shares	45,193	400,853	203,184	88,029	118,275
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(13,588)	(401,455)	(246,510)	(73,491)	(48,312)
Net increase (decrease) in net assets from operations	$29,760	$(92,921)	$(98,133)	$(16,703)	$51,292

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Changes from operations:
Net investment income (expense)	$(1,845)	$(92,319)	$(54,807)	$(31,241)	$(18,671)
Net realized gain (loss) on investments in portfolio shares	45,193	400,853	203,184	88,029	118,275
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(13,588)	(401,455)	(246,510)	(73,491)	(48,312)
Net increase (decrease) in net assets from operations	29,760	(92,921)	(98,133)	(16,703)	51,292
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,792	69,320	27,186	14,978	8,151
Contract redemptions	(113,810)	(741,890)	(461,167)	(182,653)	(194,624)
Net transfers	121,383	(173,875)	(33,311)	(111,061)	(9,212)
Net increase (decrease) in net assets from contract owners' transactions	9,365	(846,445)	(467,292)	(278,736)	(195,685)
Net increase (decrease) in net assets	39,125	(939,366)	(565,425)	(295,439)	(144,393)
Net assets, beginning of period	381,548	8,052,333	4,155,218	2,279,431	1,444,087
Net assets, end of period	$420,673	$7,112,967	$3,589,793	$1,983,992	$1,299,694

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$6,752	$23,819	$6,231	$5,687	$1,493	$191	$45,745	$—	$1,756
Expenses:
Mortality and expense risk fees	7,093	14,576	5,228	7,504	897	638	35,692	16,871	3,543
Administrative fees	281	964	125	545	81	76	2,824	698	156
Total expenses	7,374	15,540	5,353	8,049	978	714	38,516	17,569	3,699
Net investment income (expense)	(622)	8,279	878	(2,362)	515	(523)	7,229	(17,569)	(1,943)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,659)	11,085	(11,250)	2,339	1,654	8,675	125,843	(22,051)	1,752
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	41,456	—
Net realized long-term capital gain distributions from investments in portfolio shares	18,498	18,490	2,868	—	2,852	2,260	—	327,455	16,647
Net realized gain (loss) on investments in portfolio shares	14,839	29,575	(8,382)	2,339	4,506	10,935	125,843	346,860	18,399
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,396	74,974	17,923	(38,749)	4,671	(8,781)	306,892	(153,454)	32,967
Net increase (decrease) in net assets from operations	$21,613	$112,828	$10,419	$(38,772)	$9,692	$1,631	$439,964	$175,837	$49,423

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$(622)	$8,279	$878	$(2,362)	$515	$(523)	$7,229	$(17,569)	$(1,943)
Net realized gain (loss) on investments in portfolio shares	14,839	29,575	(8,382)	2,339	4,506	10,935	125,843	346,860	18,399
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,396	74,974	17,923	(38,749)	4,671	(8,781)	306,892	(153,454)	32,967
Net increase (decrease) in net assets from operations	21,613	112,828	10,419	(38,772)	9,692	1,631	439,964	175,837	49,423
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	777	7,685	5,681	3,767	—	92	7,541	11,969	584
Contract redemptions	(41,839)	(107,435)	(17,488)	(56,787)	(2,140)	(11,594)	(353,992)	(202,191)	(26,046)
Net transfers	66,328	125,607	(82,408)	17	38,923	(6,974)	488,199	(151,520)	180,163
Net increase (decrease) in net assets from contract owners' transactions	25,266	25,857	(94,215)	(53,003)	36,783	(18,476)	141,748	(341,742)	154,701
Net increase (decrease) in net assets	46,879	138,685	(83,796)	(91,775)	46,475	(16,845)	581,712	(165,905)	204,124
Net assets, beginning of period	383,557	994,264	317,173	571,550	48,050	57,349	2,481,957	1,005,823	198,358
Net assets, end of period	$430,436	$1,132,949	$233,377	$479,775	$94,525	$40,504	$3,063,669	$839,918	$402,482

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES		FEDERATED INSURANCE SERIES (continued)
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$24,094	$282,661	$10,021	$66,972	$—	$24,400
Expenses:
Mortality and expense risk fees	23,819	188,136	6,767	15,795	1,681	6,225
Administrative fees	2,549	18,363	526	705	157	557
Total expenses	26,368	206,499	7,293	16,500	1,838	6,782
Net investment income (expense)	(2,274)	76,162	2,728	50,472	(1,838)	17,618
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	68,876	638,685	(17,809)	(1,965)	(2,512)	(8,780)
Net realized short-term capital gain distributions from investments in portfolio shares	—	6,532	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	183,066	494,979	—	—	8,188	—
Net realized gain (loss) on investments in portfolio shares	251,942	1,140,196	(17,809)	(1,965)	5,676	(8,780)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101,047)	151,723	(2,933)	80,568	(6,057)	15,034
Net increase (decrease) in net assets from operations	$148,621	$1,368,081	$(18,014)	$129,075	$(2,219)	$23,872

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES		FEDERATED INSURANCE SERIES (continued)
	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$(2,274)	$76,162	$2,728	$50,472	$(1,838)	$17,618
Net realized gain (loss) on investments in portfolio shares	251,942	1,140,196	(17,809)	(1,965)	5,676	(8,780)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101,047)	151,723	(2,933)	80,568	(6,057)	15,034
Net increase (decrease) in net assets from operations	148,621	1,368,081	(18,014)	129,075	(2,219)	23,872
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,231	84,421	5,809	2,232	—	863
Contract redemptions	(275,128)	(2,082,472)	(35,011)	(121,685)	(14,563)	(98,029)
Net transfers	(90,264)	1,220,978	(7,722)	12,440	6,513	(31,866)
Net increase (decrease) in net assets from contract owners' transactions	(347,161)	(777,073)	(36,924)	(107,013)	(8,050)	(129,032)
Net increase (decrease) in net assets	(198,540)	591,008	(54,938)	22,062	(10,269)	(105,160)
Net assets, beginning of period	1,924,863	13,440,236	545,467	1,063,292	125,604	552,158
Net assets, end of period	$1,726,323	$14,031,244	$490,529	$1,085,354	$115,335	$446,998

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GROWTH AND INCOME	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$3,782	$899	$—	$2	$294	$—	$—	$—
Expenses:
Mortality and expense risk fees	2,860	1,700	970	42	690	3,513	10,921	292
Administrative fees	318	174	30	2	25	74	865	16
Total expenses	3,178	1,874	1,000	44	715	3,587	11,786	308
Net investment income (expense)	604	(975)	(1,000)	(42)	(421)	(3,587)	(11,786)	(308)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,674	(8,955)	1,323	146	(1,262)	7,598	(19,335)	(6,601)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	5,223	7,119	—	—	—	4,345	—	—
Net realized gain (loss) on investments in portfolio shares	7,897	(1,836)	1,323	146	(1,262)	11,943	(19,335)	(6,601)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,420	12,859	(1,751)	(144)	8,094	27,390	(192,662)	8,037
Net increase (decrease) in net assets from operations	$17,921	$10,048	$(1,428)	$(40)	$6,411	$35,746	$(223,783)	$1,128

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GROWTH AND INCOME	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Changes from operations:
Net investment income (expense)	$604	$(975)	$(1,000)	$(42)	$(421)	$(3,587)	$(11,786)	$(308)
Net realized gain (loss) on investments in portfolio shares	7,897	(1,836)	1,323	146	(1,262)	11,943	(19,335)	(6,601)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,420	12,859	(1,751)	(144)	8,094	27,390	(192,662)	8,037
Net increase (decrease) in net assets from operations	17,921	10,048	(1,428)	(40)	6,411	35,746	(223,783)	1,128
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(5)	—	—	—	1,320	—	12,744	—
Contract redemptions	(63,972)	(24,181)	(14,221)	(801)	(751)	(11,186)	(155,823)	(1,365)
Net transfers	(185,689)	(130,890)	(3,382)	(122)	323,327	254,264	(224,346)	1,150
Net increase (decrease) in net assets from contract owners' transactions	(249,666)	(155,071)	(17,603)	(923)	323,896	243,078	(367,425)	(215)
Net increase (decrease) in net assets	(231,745)	(145,023)	(19,031)	(963)	330,307	278,824	(591,208)	913
Net assets, beginning of period	275,881	168,906	79,577	2,602	20,556	63,544	1,079,687	18,096
Net assets, end of period	$44,136	$23,883	$60,546	$1,639	$350,863	$342,368	$488,479	$19,009

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Investment income:
Income dividends from investments in portfolio shares	$4,851	$—	$—	$6,623	$1,960
Expenses:
Mortality and expense risk fees	12,459	7,054	1,360	14,185	2,986
Administrative fees	343	416	156	383	226
Total expenses	12,802	7,470	1,516	14,568	3,212
Net investment income (expense)	(7,951)	(7,470)	(1,516)	(7,945)	(1,252)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	21,358	(39,171)	311	(83,713)	(79,092)
Net realized short-term capital gain distributions from investments in portfolio shares	16,813	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,016	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	55,187	(39,171)	311	(83,713)	(79,092)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,433)	151,406	25,299	299,669	124,901
Net increase (decrease) in net assets from operations	$14,803	$104,765	$24,094	$208,011	$44,557

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Changes from operations:
Net investment income (expense)	$(7,951)	$(7,470)	$(1,516)	$(7,945)	$(1,252)
Net realized gain (loss) on investments in portfolio shares	55,187	(39,171)	311	(83,713)	(79,092)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,433)	151,406	25,299	299,669	124,901
Net increase (decrease) in net assets from operations	14,803	104,765	24,094	208,011	44,557
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	992	3,228	6,800	4,627	13,851
Contract redemptions	(213,601)	(154,813)	(307)	(185,888)	(54,015)
Net transfers	508,076	(41,320)	22,343	717,658	(9,705)
Net increase (decrease) in net assets from contract owners' transactions	295,467	(192,905)	28,836	536,397	(49,869)
Net increase (decrease) in net assets	310,270	(88,140)	52,930	744,408	(5,312)
Net assets, beginning of period	244,423	537,286	93,281	409,236	211,847
Net assets, end of period	$554,693	$449,146	$146,211	$1,153,644	$206,535

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$2,411	$1,755	$6,059	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	3,158	2,105	9,461	8,613	1,067	1,254	421	24	444
Administrative fees	109	139	569	470	25	131	20	3	50
Total expenses	3,267	2,244	10,030	9,083	1,092	1,385	441	27	494
Net investment income (expense)	(856)	(489)	(3,971)	(9,083)	(1,092)	(1,385)	(441)	(27)	(494)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(14,940)	5,466	31,688	(20,632)	(13,604)	(19,914)	(7,067)	(29)	3,921
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	78	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	18,156	5,650	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(14,940)	5,466	31,688	(2,476)	(7,876)	(19,914)	(7,067)	(29)	3,921
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,790	20,767	9,965	(74,048)	1,854	(10,113)	5,581	(358)	(1,149)
Net increase (decrease) in net assets from operations	$(14,006)	$25,744	$37,682	$(85,607)	$(7,114)	$(31,412)	$(1,927)	$(414)	$2,278

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Changes from operations:
Net investment income (expense)	$(856)	$(489)	$(3,971)	$(9,083)	$(1,092)	$(1,385)	$(441)	$(27)	$(494)
Net realized gain (loss) on investments in portfolio shares	(14,940)	5,466	31,688	(2,476)	(7,876)	(19,914)	(7,067)	(29)	3,921
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,790	20,767	9,965	(74,048)	1,854	(10,113)	5,581	(358)	(1,149)
Net increase (decrease) in net assets from operations	(14,006)	25,744	37,682	(85,607)	(7,114)	(31,412)	(1,927)	(414)	2,278
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	287	463	110	184	—	968	—	—	615
Contract redemptions	(42,425)	(14,010)	(60,369)	(63,812)	(6,418)	(3,501)	(1,643)	—	(4,246)
Net transfers	(4,685)	190,140	(519,721)	(225,636)	(50,315)	42,170	(5,066)	—	298
Net increase (decrease) in net assets from contract owners' transactions	(46,823)	176,593	(579,980)	(289,264)	(56,733)	39,637	(6,709)	—	(3,333)
Net increase (decrease) in net assets	(60,829)	202,337	(542,298)	(374,871)	(63,847)	8,225	(8,636)	(414)	(1,055)
Net assets, beginning of period	197,590	101,328	842,427	780,927	121,890	70,476	34,951	2,046	33,196
Net assets, end of period	$136,761	$303,665	$300,129	$406,056	$58,043	$78,701	$26,315	$1,632	$32,141

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$620	$—
Expenses:
Mortality and expense risk fees	11	1,778	3,202	2,883	7,465
Administrative fees	1	54	129	29	481
Total expenses	12	1,832	3,331	2,912	7,946
Net investment income (expense)	(12)	(1,832)	(3,331)	(2,292)	(7,946)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(385)	(7,714)	(32,887)	11,349	37,962
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,856	47,068
Net realized gain (loss) on investments in portfolio shares	(385)	(7,714)	(32,887)	13,205	85,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11)	(5,383)	42,398	2,742	37,268
Net increase (decrease) in net assets from operations	$(408)	$(14,929)	$6,180	$13,655	$114,352

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Changes from operations:
Net investment income (expense)	$(12)	$(1,832)	$(3,331)	$(2,292)	$(7,946)
Net realized gain (loss) on investments in portfolio shares	(385)	(7,714)	(32,887)	13,205	85,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11)	(5,383)	42,398	2,742	37,268
Net increase (decrease) in net assets from operations	(408)	(14,929)	6,180	13,655	114,352
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	(130)	2	6,126
Contract redemptions	(54)	(30,619)	(30,736)	(74,714)	(77,528)
Net transfers	263	(2,916)	(18,639)	(111,820)	35,773
Net increase (decrease) in net assets from contract owners' transactions	209	(33,536)	(49,505)	(186,532)	(35,629)
Net increase (decrease) in net assets	(199)	(48,465)	(43,325)	(172,877)	78,723
Net assets, beginning of period	716	133,917	203,119	186,882	460,623
Net assets, end of period	$517	$85,452	$159,794	$14,005	$539,346

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$665	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	31,706	15,200	13,945	18,259	1,148	1,214	3,193	375	10,404
Administrative fees	2,837	1,237	1,296	776	80	45	289	41	435
Total expenses	34,543	16,437	15,241	19,035	1,228	1,259	3,482	416	10,839
Net investment income (expense)	(34,543)	(16,437)	(15,241)	(19,035)	(563)	(1,259)	(3,482)	(416)	(10,839)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	88,888	(119,701)	47,234	104,787	3,056	(603)	12,877	(6,115)	(63,894)
Net realized short-term capital gain distributions from investments in portfolio shares	90,045	—	—	—	—	3,581	—	—	1,450
Net realized long-term capital gain distributions from investments in portfolio shares	171,804	90,218	—	—	—	—	—	—	62,582
Net realized gain (loss) on investments in portfolio shares	350,737	(29,483)	47,234	104,787	3,056	2,978	12,877	(6,115)	138
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(239,763)	104,408	114,006	133,696	3,237	(3,217)	42,891	15,258	101,930
Net increase (decrease) in net assets from operations	$76,431	$58,488	$145,999	$219,448	$5,730	$(1,498)	$52,286	$8,727	$91,229

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(34,543)	$(16,437)	$(15,241)	$(19,035)	$(563)	$(1,259)	$(3,482)	$(416)	$(10,839)
Net realized gain (loss) on investments in portfolio shares	350,737	(29,483)	47,234	104,787	3,056	2,978	12,877	(6,115)	138
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(239,763)	104,408	114,006	133,696	3,237	(3,217)	42,891	15,258	101,930
Net increase (decrease) in net assets from operations	76,431	58,488	145,999	219,448	5,730	(1,498)	52,286	8,727	91,229
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,212	2,580	(64)	9,112	153	—	2,409	(314)	3,202
Contract redemptions	(347,638)	(24,168)	(63,565)	(161,417)	(6,276)	(10,872)	(27,711)	(16,212)	(116,975)
Net transfers	(74,943)	(66,869)	22,681	289,447	(5,204)	(31,950)	217,585	2,076	427,253
Net increase (decrease) in net assets from contract owners' transactions	(419,369)	(88,457)	(40,948)	137,142	(11,327)	(42,822)	192,283	(14,450)	313,480
Net increase (decrease) in net assets	(342,938)	(29,969)	105,051	356,590	(5,597)	(44,320)	244,569	(5,723)	404,709
Net assets, beginning of period	2,634,187	1,147,433	1,017,152	264,763	81,113	102,338	208,044	36,152	576,907
Net assets, end of period	$2,291,249	$1,117,464	$1,122,203	$621,353	$75,516	$58,018	$452,613	$30,429	$981,616

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$4,610	$—	$476	$—
Expenses:
Mortality and expense risk fees	9,603	5,328	2,686	2,408	1,905
Administrative fees	630	470	225	148	114
Total expenses	10,233	5,798	2,911	2,556	2,019
Net investment income (expense)	(10,233)	(1,188)	(2,911)	(2,080)	(2,019)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(181,998)	(42,919)	(24,147)	(9,777)	(18,470)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	28,801	11,667	—	—	—
Net realized gain (loss) on investments in portfolio shares	(153,197)	(31,252)	(24,147)	(9,777)	(18,470)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	35,346	96,780	26,447	30,649	29,693
Net increase (decrease) in net assets from operations	$(128,084)	$64,340	$(611)	$18,792	$9,204

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(10,233)	$(1,188)	$(2,911)	$(2,080)	$(2,019)
Net realized gain (loss) on investments in portfolio shares	(153,197)	(31,252)	(24,147)	(9,777)	(18,470)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	35,346	96,780	26,447	30,649	29,693
Net increase (decrease) in net assets from operations	(128,084)	64,340	(611)	18,792	9,204
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	24	487	766	—	82
Contract redemptions	(47,140)	(30,566)	(46,281)	(21,384)	(21,996)
Net transfers	(1,899,776)	41,697	(3,733)	278,678	22,451
Net increase (decrease) in net assets from contract owners' transactions	(1,946,892)	11,618	(49,248)	257,294	537
Net increase (decrease) in net assets	(2,074,976)	75,958	(49,859)	276,086	9,741
Net assets, beginning of period	2,557,863	362,065	245,527	111,610	207,196
Net assets, end of period	$482,887	$438,023	$195,668	$387,696	$216,937

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)								INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$121	$—	$—	$6,462	$—	$3,505
Expenses:
Mortality and expense risk fees	4,219	24	2,323	969	134	19,540	12,677	154	6,641
Administrative fees	256	3	108	39	9	1,964	636	16	508
Total expenses	4,475	27	2,431	1,008	143	21,504	13,313	170	7,149
Net investment income (expense)	(4,475)	(27)	(2,431)	(887)	(143)	(21,504)	(6,851)	(170)	(3,644)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,539)	(131)	7,160	4,230	(1,773)	—	71,443	(4,476)	46,281
Net realized short-term capital gain distributions from investments in portfolio shares	—	3	418	—	—	70	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	29	6,062	—	1,467	—	6,912	—	31,416
Net realized gain (loss) on investments in portfolio shares	(5,539)	(99)	13,640	4,230	(306)	70	78,355	(4,476)	77,697
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,880	(457)	(5,013)	5,606	1,435	—	37,231	3,338	(32,428)
Net increase (decrease) in net assets from operations	$60,866	$(583)	$6,196	$8,949	$986	$(21,434)	$108,735	$(1,308)	$41,625

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)								INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY
Changes from operations:
Net investment income (expense)	$(4,475)	$(27)	$(2,431)	$(887)	$(143)	$(21,504)	$(6,851)	$(170)	$(3,644)
Net realized gain (loss) on investments in portfolio shares	(5,539)	(99)	13,640	4,230	(306)	70	78,355	(4,476)	77,697
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,880	(457)	(5,013)	5,606	1,435	—	37,231	3,338	(32,428)
Net increase (decrease) in net assets from operations	60,866	(583)	6,196	8,949	986	(21,434)	108,735	(1,308)	41,625
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	87	—	4	(2)	—	133	940	353	(111)
Contract redemptions	(13,456)	—	(16,450)	(9,358)	(66)	(226,494)	(125,280)	(818)	(125,506)
Net transfers	234,003	(11,973)	(152,936)	19,418	28,698	(2,611)	65,863	216	(682)
Net increase (decrease) in net assets from contract owners' transactions	220,634	(11,973)	(169,382)	10,058	28,632	(228,972)	(58,477)	(249)	(126,299)
Net increase (decrease) in net assets	281,500	(12,556)	(163,186)	19,007	29,618	(250,406)	50,258	(1,557)	(84,674)
Net assets, beginning of period	232,761	13,204	274,359	28,065	11,286	1,659,449	455,947	11,296	516,716
Net assets, end of period	$514,261	$648	$111,173	$47,072	$40,904	$1,409,043	$506,205	$9,739	$432,042

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (a)*	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$8,764	$—	$8,370	$5,904	$38,818	$—	$—	$96
Expenses:
Mortality and expense risk fees	10,682	3,646	8,282	115,682	13,766	3,455	2,204	1,923
Administrative fees	271	248	484	6,116	323	157	128	74
Total expenses	10,953	3,894	8,766	121,798	14,089	3,612	2,332	1,997
Net investment income (expense)	(2,189)	(3,894)	(396)	(115,894)	24,729	(3,612)	(2,332)	(1,901)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	62,741	(1,728)	36,773	—	(14,249)	2,606	(6,954)	2,431
Net realized short-term capital gain distributions from investments in portfolio shares	—	4,591	—	—	—	2,988	—	152
Net realized long-term capital gain distributions from investments in portfolio shares	—	28,161	9,792	—	—	12,806	6,544	37,529
Net realized gain (loss) on investments in portfolio shares	62,741	31,024	46,565	—	(14,249)	18,400	(410)	40,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,370	(77,197)	(40,388)	—	41,455	10,826	(5,912)	(19,006)
Net increase (decrease) in net assets from operations	$72,922	$(50,067)	$5,781	$(115,894)	$51,935	$25,614	$(8,654)	$19,205

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (a)*	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(2,189)	$(3,894)	$(396)	$(115,894)	$24,729	$(3,612)	$(2,332)	$(1,901)
Net realized gain (loss) on investments in portfolio shares	62,741	31,024	46,565	—	(14,249)	18,400	(410)	40,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,370	(77,197)	(40,388)	—	41,455	10,826	(5,912)	(19,006)
Net increase (decrease) in net assets from operations	72,922	(50,067)	5,781	(115,894)	51,935	25,614	(8,654)	19,205
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,237	997	3,857	56,462	9,198	—	2,279	—
Contract redemptions	(247,445)	(49,270)	(78,725)	(1,617,998)	(309,940)	(12,652)	(5,289)	(12,700)
Net transfers	405,021	(137,072)	11,223	(2,220,620)	961,801	266	(41,452)	(3,878)
Net increase (decrease) in net assets from contract owners' transactions	164,813	(185,345)	(63,645)	(3,782,156)	661,059	(12,386)	(44,462)	(16,578)
Net increase (decrease) in net assets	237,735	(235,412)	(57,864)	(3,898,050)	712,994	13,228	(53,116)	2,627
Net assets, beginning of period	259,943	411,147	568,184	8,819,432	570,160	227,172	202,011	136,327
Net assets, end of period	$497,678	$175,735	$510,320	$4,921,382	$1,283,154	$240,400	$148,895	$138,954

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$16,688	$64,251	$2,238	$74,465	$47,524	$36,043
Expenses:
Mortality and expense risk fees	10,992	105,523	3,329	88,265	112,759	15,056
Administrative fees	878	11,139	381	9,781	12,573	509
Total expenses	11,870	116,662	3,710	98,046	125,332	15,565
Net investment income (expense)	4,818	(52,411)	(1,472)	(23,581)	(77,808)	20,478
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	11,457	574,546	(28,696)	88,794	320,190	(186,815)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,862	584,184	33,292	—	546,080	18,969
Net realized gain (loss) on investments in portfolio shares	22,319	1,158,730	4,596	88,794	866,270	(167,846)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,837)	(286,459)	(13,050)	(65,610)	(879,810)	63,097
Net increase (decrease) in net assets from operations	$22,300	$819,860	$(9,926)	$(397)	$(91,348)	$(84,271)

	JANUS ASPEN SERIES
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS	OVERSEAS
Changes from operations:
Net investment income (expense)	$4,818	$(52,411)	$(1,472)	$(23,581)	$(77,808)	$20,478
Net realized gain (loss) on investments in portfolio shares	22,319	1,158,730	4,596	88,794	866,270	(167,846)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,837)	(286,459)	(13,050)	(65,610)	(879,810)	63,097
Net increase (decrease) in net assets from operations	22,300	819,860	(9,926)	(397)	(91,348)	(84,271)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,839	30,784	9,012	52,171	104,805	18,919
Contract redemptions	(79,441)	(931,180)	(42,151)	(793,967)	(875,470)	(134,426)
Net transfers	(6,312)	(238,926)	(148,431)	(259,911)	(102,947)	298,625
Net increase (decrease) in net assets from contract owners' transactions	(68,914)	(1,139,322)	(181,570)	(1,001,707)	(873,612)	183,118
Net increase (decrease) in net assets	(46,614)	(319,462)	(191,496)	(1,002,104)	(964,960)	98,847
Net assets, beginning of period	817,353	8,432,702	436,015	7,725,243	9,444,771	792,958
Net assets, end of period	$770,739	$8,113,240	$244,519	$6,723,139	$8,479,811	$891,805

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	JANUS ASPEN SERIES (continued)	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$704	$2,652	$4,071	$—	$162	$525	$4,247	$2,469
Expenses:
Mortality and expense risk fees	760	5,052	7,711	18,735	2,458	1,900	3,497	10,930
Administrative fees	91	177	134	1,097	76	69	122	88
Total expenses	851	5,229	7,845	19,832	2,534	1,969	3,619	11,018
Net investment income (expense)	(147)	(2,577)	(3,774)	(19,832)	(2,372)	(1,444)	628	(8,549)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	190	(35,193)	(60,077)	(55,406)	(155)	(21,008)	5,300	(91,513)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,912	611	60	—	2,897
Net realized long-term capital gain distributions from investments in portfolio shares	8,966	—	801	68,004	990	4,085	—	37,207
Net realized gain (loss) on investments in portfolio shares	9,156	(35,193)	(59,276)	14,510	1,446	(16,863)	5,300	(51,409)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,608	74,320	27,013	180,663	12,035	12,745	21,818	48,398
Net increase (decrease) in net assets from operations	$10,617	$36,550	$(36,037)	$175,341	$11,109	$(5,562)	$27,746	$(11,560)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	JANUS ASPEN SERIES (continued)	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE EQUITY INCOME	CLEARBRIDGE LARGE CAP GROWTH
Changes from operations:
Net investment income (expense)	$(147)	$(2,577)	$(3,774)	$(19,832)	$(2,372)	$(1,444)	$628	$(8,549)
Net realized gain (loss) on investments in portfolio shares	9,156	(35,193)	(59,276)	14,510	1,446	(16,863)	5,300	(51,409)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,608	74,320	27,013	180,663	12,035	12,745	21,818	48,398
Net increase (decrease) in net assets from operations	10,617	36,550	(36,037)	175,341	11,109	(5,562)	27,746	(11,560)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	2,985	3,540	3,489	139	1,024	291	4,252
Contract redemptions	(2,119)	(47,814)	(111,618)	(153,369)	(8,795)	(3,680)	(25,537)	(236,869)
Net transfers	19,413	29,441	(276,954)	241,633	(293)	(88,033)	227,141	(186,287)
Net increase (decrease) in net assets from contract owners' transactions	17,294	(15,388)	(385,032)	91,753	(8,949)	(90,689)	201,895	(418,904)
Net increase (decrease) in net assets	27,911	21,162	(421,069)	267,094	2,160	(96,251)	229,641	(430,464)
Net assets, beginning of period	44,934	240,281	705,261	1,235,789	151,946	177,469	81,161	918,727
Net assets, end of period	$72,845	$261,443	$284,192	$1,502,883	$154,106	$81,218	$310,802	$488,263

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CAPITAL STRUCTURE	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE
Investment income:
Income dividends from investments in portfolio shares	$879	$6,790	$40,681	$6,104	$—	$947
Expenses:
Mortality and expense risk fees	251	6,033	37,707	10,615	4,699	2,227
Administrative fees	17	292	3,489	823	164	117
Total expenses	268	6,325	41,196	11,438	4,863	2,344
Net investment income (expense)	611	465	(515)	(5,334)	(4,863)	(1,397)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(914)	23,104	91,134	31,098	(68,158)	2,205
Net realized short-term capital gain distributions from investments in portfolio shares	—	5,069	28,833	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	20,386	8,750	66,915	12,646	10,764
Net realized gain (loss) on investments in portfolio shares	(914)	48,559	128,717	98,013	(55,512)	12,969
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,485	1,583	283,697	84,371	45,694	7,469
Net increase (decrease) in net assets from operations	$2,182	$50,607	$411,899	$177,050	$(14,681)	$19,041

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CAPITAL STRUCTURE	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE
Changes from operations:
Net investment income (expense)	$611	$465	$(515)	$(5,334)	$(4,863)	$(1,397)
Net realized gain (loss) on investments in portfolio shares	(914)	48,559	128,717	98,013	(55,512)	12,969
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,485	1,583	283,697	84,371	45,694	7,469
Net increase (decrease) in net assets from operations	2,182	50,607	411,899	177,050	(14,681)	19,041
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,106	19,870	446	606	303
Contract redemptions	(5,131)	(101,264)	(328,653)	(81,793)	(24,577)	(20,984)
Net transfers	—	91,284	109,960	29,237	(227,639)	62,099
Net increase (decrease) in net assets from contract owners' transactions	(5,131)	(8,874)	(198,823)	(52,110)	(251,610)	41,418
Net increase (decrease) in net assets	(2,949)	41,733	213,076	124,940	(266,291)	60,459
Net assets, beginning of period	17,546	380,127	2,812,666	723,057	542,511	150,916
Net assets, end of period	$14,597	$421,860	$3,025,742	$847,997	$276,220	$211,375

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	SHORT DURATION BOND	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION	ALL ASSET
Investment income:
Income dividends from investments in portfolio shares	$6,422	$921	$40,451	$59,776	$5,916
Expenses:
Mortality and expense risk fees	9,254	2,864	184,134	83,693	2,958
Administrative fees	478	181	20,788	9,112	308
Total expenses	9,732	3,045	204,922	92,805	3,266
Net investment income (expense)	(3,310)	(2,124)	(164,471)	(33,029)	2,650
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,869)	39,844	209,781	5,757	(10,528)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	4,728	—	—	—
Net realized gain (loss) on investments in portfolio shares	(7,869)	44,572	209,781	5,757	(10,528)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,047	(29,019)	488,836	(33,744)	32,626
Net increase (decrease) in net assets from operations	$(2,132)	$13,429	$534,146	$(61,016)	$24,748

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	SHORT DURATION BOND	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION	ALL ASSET
Changes from operations:
Net investment income (expense)	$(3,310)	$(2,124)	$(164,471)	$(33,029)	$2,650
Net realized gain (loss) on investments in portfolio shares	(7,869)	44,572	209,781	5,757	(10,528)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,047	(29,019)	488,836	(33,744)	32,626
Net increase (decrease) in net assets from operations	(2,132)	13,429	534,146	(61,016)	24,748
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,152	(1)	125,574	71,362	8,767
Contract redemptions	(87,715)	(122,971)	(1,306,460)	(834,141)	(15,545)
Net transfers	(6,111)	(11,966)	(269,920)	(57,410)	(35,324)
Net increase (decrease) in net assets from contract owners' transactions	(92,674)	(134,938)	(1,450,806)	(820,189)	(42,102)
Net increase (decrease) in net assets	(94,806)	(121,509)	(916,660)	(881,205)	(17,354)
Net assets, beginning of period	619,340	252,917	15,332,723	7,015,071	244,500
Net assets, end of period	$524,534	$131,408	$14,416,063	$6,133,866	$227,146

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM
Investment income:
Income dividends from investments in portfolio shares	$369	$903	$430	$2,507	$37,351	$4,985	$1,510	$30,659	$4,767
Expenses:
Mortality and expense risk fees	431	212	382	2,629	9,032	4,216	1,432	20,267	4,674
Administrative fees	50	25	46	124	1,065	155	122	1,095	134
Total expenses	481	237	428	2,753	10,097	4,371	1,554	21,362	4,808
Net investment income (expense)	(112)	666	2	(246)	27,254	614	(44)	9,297	(41)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(16,668)	(772)	2,344	(720)	21,508	24,327	(2,440)	(27,308)	(189)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	100	—	—	—	—	—	437
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	953
Net realized gain (loss) on investments in portfolio shares	(16,668)	(772)	2,444	(720)	21,508	24,327	(2,440)	(27,308)	1,201
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,171	1,216	(680)	11,419	28,952	(7,369)	2,192	67,590	950
Net increase (decrease) in net assets from operations	$4,391	$1,110	$1,766	$10,453	$77,714	$17,572	$(292)	$49,579	$2,110

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM
Changes from operations:
Net investment income (expense)	$(112)	$666	$2	$(246)	$27,254	$614	$(44)	$9,297	$(41)
Net realized gain (loss) on investments in portfolio shares	(16,668)	(772)	2,444	(720)	21,508	24,327	(2,440)	(27,308)	1,201
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,171	1,216	(680)	11,419	28,952	(7,369)	2,192	67,590	950
Net increase (decrease) in net assets from operations	4,391	1,110	1,766	10,453	77,714	17,572	(292)	49,579	2,110
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	612	118	—	42	3,919	3,817	—	5,831	—
Contract redemptions	(13,266)	(1,828)	(32,002)	(8,429)	(24,582)	(68,739)	(20,298)	(220,113)	(14,637)
Net transfers	80	7,510	16,745	(104,083)	668,196	(14,752)	(13,525)	46,378	(25,280)
Net increase (decrease) in net assets from contract owners' transactions	(12,574)	5,800	(15,257)	(112,470)	647,533	(79,674)	(33,823)	(167,904)	(39,917)
Net increase (decrease) in net assets	(8,183)	6,910	(13,491)	(102,017)	725,247	(62,102)	(34,115)	(118,325)	(37,807)
Net assets, beginning of period	39,626	13,159	40,393	193,376	134,535	142,496	130,825	1,358,624	330,346
Net assets, end of period	$31,443	$20,069	$26,902	$91,359	$859,782	$80,394	$96,710	$1,240,299	$292,539

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)	PIONEER VARIABLE CONTRACTS TRUST				PIONEER VARIABLE CONTRACTS TRUST (continued)
	TOTAL RETURN	DISCIPLINED VALUE (b)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$69,165	$686	$129	$12,127	$2,076	$4,356	$401	$5,338
Expenses:
Mortality and expense risk fees	61,425	237	2,402	9,472	3,306	1,452	1,210	2,817
Administrative fees	1,437	29	89	457	71	55	90	114
Total expenses	62,862	266	2,491	9,929	3,377	1,507	1,300	2,931
Net investment income (expense)	6,303	420	(2,362)	2,198	(1,301)	2,849	(899)	2,407
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(101,560)	(5,150)	(12,765)	64,546	(6,831)	(933)	1,026	1,240
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,997	—	38,779	32,361	—	5,353	—
Net realized gain (loss) on investments in portfolio shares	(101,560)	(2,153)	(12,765)	103,325	25,530	(933)	6,379	1,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	145,881	882	19,767	8,630	(6,403)	8,939	8,376	5,502
Net increase (decrease) in net assets from operations	$50,624	$(851)	$4,640	$114,153	$17,826	$10,855	$13,856	$9,149

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)	PIONEER VARIABLE CONTRACTS TRUST				PIONEER VARIABLE CONTRACTS TRUST (continued)
	TOTAL RETURN	DISCIPLINED VALUE (b)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$6,303	$420	$(2,362)	$2,198	$(1,301)	$2,849	$(899)	$2,407
Net realized gain (loss) on investments in portfolio shares	(101,560)	(2,153)	(12,765)	103,325	25,530	(933)	6,379	1,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	145,881	882	19,767	8,630	(6,403)	8,939	8,376	5,502
Net increase (decrease) in net assets from operations	50,624	(851)	4,640	114,153	17,826	10,855	13,856	9,149
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	13,674	—	675	7,314	179	(7)	—	770
Contract redemptions	(947,195)	(76)	(6,355)	(87,913)	(24,212)	(4,295)	(10,088)	(39,709)
Net transfers	(930,273)	(47,135)	(5,067)	107,497	122,565	25,450	40,315	107,616
Net increase (decrease) in net assets from contract owners' transactions	(1,863,794)	(47,211)	(10,747)	26,898	98,532	21,148	30,227	68,677
Net increase (decrease) in net assets	(1,813,170)	(48,062)	(6,107)	141,051	116,358	32,003	44,083	77,826
Net assets, beginning of period	3,957,192	48,062	64,093	519,728	154,783	74,145	64,214	106,770
Net assets, end of period	$2,144,022	$—	$57,986	$660,779	$271,141	$106,148	$108,297	$184,596

*  See Footnote 8 for details.
The accompanying notes are an integral part of these financial statements.

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (c)*
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$1,527	$9,428	$7,496	$4,128	$4,808	$—
Expenses:
Mortality and expense risk fees	3,266	7,851	12,972	13,566	18,213	3,888
Administrative fees	144	468	995	798	1,126	190
Total expenses	3,410	8,319	13,967	14,364	19,339	4,078
Net investment income (expense)	(1,883)	1,109	(6,471)	(10,236)	(14,531)	(4,078)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,921	(9,338)	14,747	(11,414)	(198,304)	(23,259)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	93,200	—	4,472	—	—
Net realized gain (loss) on investments in portfolio shares	2,921	83,862	14,747	(6,942)	(198,304)	(23,259)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	33,176	10,199	83,871	(386)	611,112	37,365
Net increase (decrease) in net assets from operations	$34,214	$95,170	$92,147	$(17,564)	$398,277	$10,028

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (c)*
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$(1,883)	$1,109	$(6,471)	$(10,236)	$(14,531)	$(4,078)
Net realized gain (loss) on investments in portfolio shares	2,921	83,862	14,747	(6,942)	(198,304)	(23,259)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	33,176	10,199	83,871	(386)	611,112	37,365
Net increase (decrease) in net assets from operations	34,214	95,170	92,147	(17,564)	398,277	10,028
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,549	3,849	7,656	6,964	19,660	1,141
Contract redemptions	(15,903)	(60,638)	(63,969)	(105,086)	(160,008)	(16,903)
Net transfers	(45,391)	(18,267)	106,028	(53,036)	(383)	(10,415)
Net increase (decrease) in net assets from contract owners' transactions	(52,745)	(75,056)	49,715	(151,158)	(140,731)	(26,177)
Net increase (decrease) in net assets	(18,531)	20,114	141,862	(168,722)	257,546	(16,149)
Net assets, beginning of period	208,310	558,077	939,329	909,257	1,021,973	225,140
Net assets, end of period	$189,779	$578,191	$1,081,191	$740,535	$1,279,519	$208,991

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	WELLS FARGO VT FUNDS
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$31,976	$1,285,939
Expenses:
Mortality and expense risk fees	27,318	22,035	1,922,382
Administrative fees	2,585	1,884	158,748
Total expenses	29,903	23,919	2,081,130
Net investment income (expense)	(29,903)	8,057	(795,191)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	70,735	118,318	1,874,695
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	208,096
Net realized long-term capital gain distributions from investments in portfolio shares	152,942	158,753	3,884,344
Net realized gain (loss) on investments in portfolio shares	223,677	277,071	5,967,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,257)	(125,715)	1,535,616
Net increase (decrease) in net assets from operations	$114,517	$159,413	$6,707,560

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	WELLS FARGO VT FUNDS
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(29,903)	$8,057	$(795,191)
Net realized gain (loss) on investments in portfolio shares	223,677	277,071	5,967,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,257)	(125,715)	1,535,616
Net increase (decrease) in net assets from operations	114,517	159,413	6,707,560
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,806	10,786	1,008,133
Contract redemptions	(199,019)	(289,713)	(19,035,837)
Net transfers	(11,770)	69,180	(271,222)
Net increase (decrease) in net assets from contract owners' transactions	(201,983)	(209,747)	(18,298,926)
Net increase (decrease) in net assets	(87,466)	(50,334)	(11,591,366)
Net assets, beginning of period	2,203,739	1,677,377	144,758,690
Net assets, end of period	$2,116,273	$1,627,043	$133,167,324

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2015

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (a)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Investment income:
Income dividends from investments in portfolio shares	$6,758	$—	$—	$—	$5,905
Expenses:
Mortality and expense risk fees	115,254	61,221	35,829	21,561	6,299
Administrative fees	11,235	5,750	2,923	2,077	403
Total expenses	126,489	66,971	38,752	23,638	6,702
Net investment income (expense)	(119,731)	(66,971)	(38,752)	(23,638)	(797)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	643,112	330,843	135,293	50,290	36,250
Net realized short-term capital gain distributions from investments in portfolio shares	31,070	192,235	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	864,917	270,062	—	424,802	—
Net realized gain (loss) on investments in portfolio shares	1,539,099	793,140	135,293	475,092	36,250
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,020,890)	(694,945)	(160,519)	(519,785)	(34,501)
Net increase (decrease) in net assets from operations	$398,478	$31,224	$(63,978)	$(68,331)	$952

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	THE ALGER PORTFOLIOS				AB VARIABLE PRODUCTS SERIES (a)*
	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	GROWTH AND INCOME
Changes from operations:
Net investment income (expense)	$(119,731)	$(66,971)	$(38,752)	$(23,638)	$(797)
Net realized gain (loss) on investments in portfolio shares	1,539,099	793,140	135,293	475,092	36,250
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,020,890)	(694,945)	(160,519)	(519,785)	(34,501)
Net increase (decrease) in net assets from operations	398,478	31,224	(63,978)	(68,331)	952
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	76,413	31,504	15,959	8,213	551
Contract redemptions	(913,466)	(532,539)	(349,055)	(158,383)	(80,521)
Net transfers	(317,721)	(114,886)	(25,149)	(15,263)	13,005
Net increase (decrease) in net assets from contract owners' transactions	(1,154,774)	(615,921)	(358,245)	(165,433)	(66,965)
Net increase (decrease) in net assets	(756,296)	(584,697)	(422,223)	(233,764)	(66,013)
Net assets, beginning of period	8,808,629	4,739,915	2,701,654	1,677,851	447,561
Net assets, end of period	$8,052,333	$4,155,218	$2,279,431	$1,444,087	$381,548

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DIREXION INSURANCE TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	DYNAMIC VP HY BOND (b)*
Investment income:
Income dividends from investments in portfolio shares	$7,289	$29,933	$8,271	$2,939	$789	$165	$59,980	$—	$54
Expenses:
Mortality and expense risk fees	7,353	24,164	5,362	11,387	728	513	39,540	16,163	26
Administrative fees	298	1,103	140	703	53	62	3,163	783	3
Total expenses	7,651	25,267	5,502	12,090	781	575	42,703	16,946	29
Net investment income (expense)	(362)	4,666	2,769	(9,151)	8	(410)	17,277	(16,946)	25
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,716	22,043	(13,921)	19,002	1,990	386	198,850	52,779	(233)
Net realized short-term capital gain distributions from investments in portfolio shares	9,111	43,367	—	—	—	—	—	63,253	—
Net realized long-term capital gain distributions from investments in portfolio shares	33,364	107,625	—	—	88	3,546	—	103,687	—
Net realized gain (loss) on investments in portfolio shares	46,191	173,035	(13,921)	19,002	2,078	3,932	198,850	219,719	(233)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(64,011)	(277,002)	253	(14,588)	(4,898)	(2,522)	(368,812)	(121,121)	170
Net increase (decrease) in net assets from operations	$(18,182)	$(99,301)	$(10,899)	$(4,737)	$(2,812)	$1,000	$(152,685)	$81,652	$(38)

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DIREXION INSURANCE TRUST
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	DYNAMIC VP HY BOND (b)*
Changes from operations:
Net investment income (expense)	$(362)	$4,666	$2,769	$(9,151)	$8	$(410)	$17,277	$(16,946)	$25
Net realized gain (loss) on investments in portfolio shares	46,191	173,035	(13,921)	19,002	2,078	3,932	198,850	219,719	(233)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(64,011)	(277,002)	253	(14,588)	(4,898)	(2,522)	(368,812)	(121,121)	170
Net increase (decrease) in net assets from operations	(18,182)	(99,301)	(10,899)	(4,737)	(2,812)	1,000	(152,685)	81,652	(38)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,390	9,765	1,342	7,710	—	1,986	11,152	12,951	—
Contract redemptions	(65,244)	(254,588)	(64,393)	(171,277)	(2,247)	(241)	(428,580)	(94,025)	(2,151)
Net transfers	(1,917)	(506,970)	84,026	15,706	(3,539)	21,737	(217,850)	(61,385)	(1,655)
Net increase (decrease) in net assets from contract owners' transactions	(65,771)	(751,793)	20,975	(147,861)	(5,786)	23,482	(635,278)	(142,459)	(3,806)
Net increase (decrease) in net assets	(83,953)	(851,094)	10,076	(152,598)	(8,598)	24,482	(787,963)	(60,807)	(3,844)
Net assets, beginning of period	467,510	1,845,358	307,097	724,148	56,648	32,867	3,269,920	1,066,630	3,844
Net assets, end of period	$383,557	$994,264	$317,173	$571,550	$48,050	$57,349	$2,481,957	$1,005,823	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$2,515	$21,316	$259,673	$13,992	$64,934	$—	$33,006
Expenses:
Mortality and expense risk fees	5,098	26,939	185,694	8,394	17,428	1,722	10,706
Administrative fees	190	2,860	20,306	669	730	186	660
Total expenses	5,288	29,799	206,000	9,063	18,158	1,908	11,366
Net investment income (expense)	(2,773)	(8,483)	53,673	4,929	46,776	(1,908)	21,640
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,880	64,154	738,306	(954)	1,581	6,746	30,004
Net realized short-term capital gain distributions from investments in portfolio shares	779	14,392	12,025	—	—	188	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,641	253,011	404,246	—	—	18,960	3,540
Net realized gain (loss) on investments in portfolio shares	26,300	331,557	1,154,577	(954)	1,581	25,894	33,544
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(34,793)	(417,062)	(1,246,048)	(22,329)	(93,985)	(18,725)	(116,486)
Net increase (decrease) in net assets from operations	$(11,266)	$(93,988)	$(37,798)	$(18,354)	$(45,628)	$5,261	$(61,302)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES	FEDERATED INSURANCE SERIES (continued)
	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$(2,773)	$(8,483)	$53,673	$4,929	$46,776	$(1,908)	$21,640
Net realized gain (loss) on investments in portfolio shares	26,300	331,557	1,154,577	(954)	1,581	25,894	33,544
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(34,793)	(417,062)	(1,246,048)	(22,329)	(93,985)	(18,725)	(116,486)
Net increase (decrease) in net assets from operations	(11,266)	(93,988)	(37,798)	(18,354)	(45,628)	5,261	(61,302)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	480	21,483	108,176	5,202	2,406	35	3,612
Contract redemptions	(131,827)	(129,055)	(1,582,064)	(85,749)	(44,703)	(14,870)	(317,319)
Net transfers	13,094	4,097	(519,163)	33,589	(15,843)	8,900	121,847
Net increase (decrease) in net assets from contract owners' transactions	(118,253)	(103,475)	(1,993,051)	(46,958)	(58,140)	(5,935)	(191,860)
Net increase (decrease) in net assets	(129,519)	(197,463)	(2,030,849)	(65,312)	(103,768)	(674)	(253,162)
Net assets, beginning of period	327,877	2,122,326	15,471,085	610,779	1,167,060	126,278	805,320
Net assets, end of period	$198,358	$1,924,863	$13,440,236	$545,467	$1,063,292	$125,604	$552,158

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (c)*	CLS ADVISORONE GROWTH AND INCOME (d)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$2,678	$2,048	$—	$17	$46	$—	$—
Expenses:
Mortality and expense risk fees	3,937	2,451	1,293	47	336	3,062	27,780
Administrative fees	451	267	41	2	29	67	1,643
Total expenses	4,388	2,718	1,334	49	365	3,129	29,423
Net investment income (expense)	(1,710)	(670)	(1,334)	(32)	(319)	(3,129)	(29,423)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	7,217	(800)	8,301	44	(4,611)	(63,240)	341,389
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,167	1,006	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	24,384	206	8,301	44	(4,611)	(63,240)	341,389
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,594)	(10,091)	(6,613)	(5)	2,994	4,633	(225,363)
Net increase (decrease) in net assets from operations	$(22,920)	$(10,555)	$354	$7	$(1,936)	$(61,736)	$86,603

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (c)*	CLS ADVISORONE GROWTH AND INCOME (d)*	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Changes from operations:
Net investment income (expense)	$(1,710)	$(670)	$(1,334)	$(32)	$(319)	$(3,129)	$(29,423)
Net realized gain (loss) on investments in portfolio shares	24,384	206	8,301	44	(4,611)	(63,240)	341,389
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(45,594)	(10,091)	(6,613)	(5)	2,994	4,633	(225,363)
Net increase (decrease) in net assets from operations	(22,920)	(10,555)	354	7	(1,936)	(61,736)	86,603
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,410	841	37	2	1,440	1,009	16,839
Contract redemptions	(23,806)	(17,135)	(19,386)	(455)	(415)	(33,440)	(290,455)
Net transfers	(5,126)	(6,622)	7,423	(53)	(8,819)	28,648	(413,340)
Net increase (decrease) in net assets from contract owners' transactions	(27,522)	(22,916)	(11,926)	(506)	(7,794)	(3,783)	(686,956)
Net increase (decrease) in net assets	(50,442)	(33,471)	(11,572)	(499)	(9,730)	(65,519)	(600,353)
Net assets, beginning of period	326,323	202,377	91,149	3,101	30,286	129,063	1,680,040
Net assets, end of period	$275,881	$168,906	$79,577	$2,602	$20,556	$63,544	$1,079,687

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Investment income:
Income dividends from investments in portfolio shares	$—	$2,183	$—	$—	$2,621
Expenses:
Mortality and expense risk fees	547	6,700	9,867	1,357	9,099
Administrative fees	36	270	447	152	482
Total expenses	583	6,970	10,314	1,509	9,581
Net investment income (expense)	(583)	(4,787)	(10,314)	(1,509)	(6,960)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(22,072)	628	(46,683)	2,572	(217,372)
Net realized short-term capital gain distributions from investments in portfolio shares	—	3,474	80,649	—	483
Net realized long-term capital gain distributions from investments in portfolio shares	—	9,618	42,934	—	13,362
Net realized gain (loss) on investments in portfolio shares	(22,072)	13,720	76,900	2,572	(203,527)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,813	(765)	(97,435)	(732)	(17,661)
Net increase (decrease) in net assets from operations	$(12,842)	$8,168	$(30,849)	$331	$(228,148)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY
Changes from operations:
Net investment income (expense)	$(583)	$(4,787)	$(10,314)	$(1,509)	$(6,960)
Net realized gain (loss) on investments in portfolio shares	(22,072)	13,720	76,900	2,572	(203,527)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,813	(765)	(97,435)	(732)	(17,661)
Net increase (decrease) in net assets from operations	(12,842)	8,168	(30,849)	331	(228,148)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	4,096	6,782	7,708
Contract redemptions	(18,580)	(81,930)	(55,666)	(8,311)	(92,287)
Net transfers	5,347	86,778	(24,541)	(13,733)	20,897
Net increase (decrease) in net assets from contract owners' transactions	(13,233)	4,847	(76,111)	(15,262)	(63,682)
Net increase (decrease) in net assets	(26,075)	13,015	(106,960)	(14,931)	(291,830)
Net assets, beginning of period	44,171	231,408	644,246	108,212	701,066
Net assets, end of period	$18,096	$244,423	$537,286	$93,281	$409,236

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$1,266	$3,033	$357	$4,625	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	4,781	5,473	1,733	8,849	33,084	1,400	1,918	562	26
Administrative fees	304	165	152	444	667	44	202	27	3
Total expenses	5,085	5,638	1,885	9,293	33,751	1,444	2,120	589	29
Net investment income (expense)	(3,819)	(2,605)	(1,528)	(4,668)	(33,751)	(1,444)	(2,120)	(589)	(29)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(150,405)	(8,456)	13,910	(56,008)	170,900	(4,829)	(69,967)	(6,380)	(32)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	80,617	—	5,923	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	74,513	37,752	8,516	—	—	—
Net realized gain (loss) on investments in portfolio shares	(150,405)	(8,456)	13,910	99,122	208,652	9,610	(69,967)	(6,380)	(32)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,169	(4,008)	(17,800)	(161,495)	(102,955)	(5,241)	24,727	5,768	7
Net increase (decrease) in net assets from operations	$(145,055)	$(15,069)	$(5,418)	$(67,041)	$71,946	$2,925	$(47,360)	$(1,201)	$(54)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Changes from operations:
Net investment income (expense)	$(3,819)	$(2,605)	$(1,528)	$(4,668)	$(33,751)	$(1,444)	$(2,120)	$(589)	$(29)
Net realized gain (loss) on investments in portfolio shares	(150,405)	(8,456)	13,910	99,122	208,652	9,610	(69,967)	(6,380)	(32)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,169	(4,008)	(17,800)	(161,495)	(102,955)	(5,241)	24,727	5,768	7
Net increase (decrease) in net assets from operations	(145,055)	(15,069)	(5,418)	(67,041)	71,946	2,925	(47,360)	(1,201)	(54)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,511	643	481	(753)	951	—	1,195	3	1
Contract redemptions	(39,233)	(96,182)	(7,028)	(173,655)	(417,958)	(16,463)	(9,742)	(2,838)	—
Net transfers	31,790	22,142	(149,545)	140,007	(614,137)	(1,060)	37,564	1,572	—
Net increase (decrease) in net assets from contract owners' transactions	68	(73,397)	(156,092)	(34,401)	(1,031,144)	(17,523)	29,017	(1,263)	1
Net increase (decrease) in net assets	(144,987)	(88,466)	(161,510)	(101,442)	(959,198)	(14,598)	(18,343)	(2,464)	(53)
Net assets, beginning of period	356,834	286,056	262,838	943,869	1,740,125	136,488	88,819	37,415	2,099
Net assets, end of period	$211,847	$197,590	$101,328	$842,427	$780,927	$121,890	$70,476	$34,951	$2,046

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$170
Expenses:
Mortality and expense risk fees	1,546	49	2,048	8,043	4,587
Administrative fees	184	5	61	203	22
Total expenses	1,730	54	2,109	8,246	4,609
Net investment income (expense)	(1,730)	(54)	(2,109)	(8,246)	(4,439)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(45,759)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	28,842
Net realized gain (loss) on investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(16,917)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,012)	118	(2,136)	140,494	(5,504)
Net increase (decrease) in net assets from operations	$(28,342)	$6,858	$(27,941)	$30,000	$(26,860)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE
Changes from operations:
Net investment income (expense)	$(1,730)	$(54)	$(2,109)	$(8,246)	$(4,439)
Net realized gain (loss) on investments in portfolio shares	(24,600)	6,794	(23,696)	(102,248)	(16,917)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,012)	118	(2,136)	140,494	(5,504)
Net increase (decrease) in net assets from operations	(28,342)	6,858	(27,941)	30,000	(26,860)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	681	—	1	708	108
Contract redemptions	(5,625)	(55)	(7,890)	(94,924)	(194,852)
Net transfers	28,803	(6,870)	126,822	(755)	393,356
Net increase (decrease) in net assets from contract owners' transactions	23,859	(6,925)	118,933	(94,971)	198,612
Net increase (decrease) in net assets	(4,483)	(67)	90,992	(64,971)	171,752
Net assets, beginning of period	37,679	783	42,925	268,090	15,130
Net assets, end of period	$33,196	$716	$133,917	$203,119	$186,882

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$22,883	$3,004	$—	$—	$—
Expenses:
Mortality and expense risk fees	9,802	33,965	17,503	14,792	6,113	3,144	1,335	3,075	1,497
Administrative fees	597	3,070	1,470	1,391	359	89	57	320	77
Total expenses	10,399	37,035	18,973	16,183	6,472	3,233	1,392	3,395	1,574
Net investment income (expense)	(10,399)	(37,035)	(18,973)	(16,183)	16,411	(229)	(1,392)	(3,395)	(1,574)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,594	438,767	37,967	140,460	(181,810)	33,387	548	(998)	(31,989)
Net realized short-term capital gain distributions from investments in portfolio shares	133	122,328	166,438	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	33,306	29,556	41,162	—	—	—	6,724	—	7,458
Net realized gain (loss) on investments in portfolio shares	62,033	590,651	245,567	140,460	(181,810)	33,387	7,272	(998)	(24,531)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,965)	(418,151)	(4,231)	(150,674)	39,361	(38,441)	(8,898)	(26,706)	20,396
Net increase (decrease) in net assets from operations	$(27,331)	$135,465	$222,363	$(26,397)	$(126,038)	$(5,283)	$(3,018)	$(31,099)	$(5,709)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(10,399)	$(37,035)	$(18,973)	$(16,183)	$16,411	$(229)	$(1,392)	$(3,395)	$(1,574)
Net realized gain (loss) on investments in portfolio shares	62,033	590,651	245,567	140,460	(181,810)	33,387	7,272	(998)	(24,531)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(78,965)	(418,151)	(4,231)	(150,674)	39,361	(38,441)	(8,898)	(26,706)	20,396
Net increase (decrease) in net assets from operations	(27,331)	135,465	222,363	(26,397)	(126,038)	(5,283)	(3,018)	(31,099)	(5,709)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,523	8,891	2,163	15	5,947	(1)	2	2,998	2
Contract redemptions	(107,724)	(225,989)	(68,709)	(134,229)	(89,883)	(90,823)	(8,803)	(3,503)	(72,533)
Net transfers	(11,298)	92,537	(584,058)	(140,350)	14,656	(287,400)	42,667	19,769	(15,200)
Net increase (decrease) in net assets from contract owners' transactions	(112,499)	(124,561)	(650,604)	(274,564)	(69,280)	(378,224)	33,866	19,264	(87,731)
Net increase (decrease) in net assets	(139,830)	10,904	(428,241)	(300,961)	(195,318)	(383,507)	30,848	(11,835)	(93,440)
Net assets, beginning of period	600,453	2,623,283	1,575,674	1,318,113	460,081	464,620	71,490	219,879	129,592
Net assets, end of period	$460,623	$2,634,187	$1,147,433	$1,017,152	$264,763	$81,113	$102,338	$208,044	$36,152

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$10,345	$—	$224
Expenses:
Mortality and expense risk fees	12,381	43,256	26,659	8,291	2,120
Administrative fees	512	623	478	324	169
Total expenses	12,893	43,879	27,137	8,615	2,289
Net investment income (expense)	(12,893)	(43,879)	(16,792)	(8,615)	(2,065)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(6,915)	(114,730)	(197,354)	(78,575)	(2,028)
Net realized short-term capital gain distributions from investments in portfolio shares	92,169	12,343	80,316	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	80,130	134,930	109,848	31,152	16,014
Net realized gain (loss) on investments in portfolio shares	165,384	32,543	(7,190)	(47,423)	13,986
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(165,956)	(28,128)	(107,332)	38,239	(32,363)
Net increase (decrease) in net assets from operations	$(13,465)	$(39,464)	$(131,314)	$(17,799)	$(20,442)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE
Changes from operations:
Net investment income (expense)	$(12,893)	$(43,879)	$(16,792)	$(8,615)	$(2,065)
Net realized gain (loss) on investments in portfolio shares	165,384	32,543	(7,190)	(47,423)	13,986
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(165,956)	(28,128)	(107,332)	38,239	(32,363)
Net increase (decrease) in net assets from operations	(13,465)	(39,464)	(131,314)	(17,799)	(20,442)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,439	642	2,152	3,421	491
Contract redemptions	(194,639)	(577,294)	(315,847)	(64,630)	(38,950)
Net transfers	(48,417)	741,003	(596,494)	(92,418)	(758)
Net increase (decrease) in net assets from contract owners' transactions	(238,617)	164,351	(910,189)	(153,627)	(39,217)
Net increase (decrease) in net assets	(252,082)	124,887	(1,041,503)	(171,426)	(59,659)
Net assets, beginning of period	828,989	2,432,976	1,403,568	416,953	171,269
Net assets, end of period	$576,907	$2,557,863	$362,065	$245,527	$111,610

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$1,093	$—	$—	$15,030	$—
Expenses:
Mortality and expense risk fees	14,248	3,756	112	15,701	949	2,898	25,042	8,116	176
Administrative fees	179	298	14	107	14	30	2,569	537	17
Total expenses	14,427	4,054	126	15,808	963	2,928	27,611	8,653	193
Net investment income (expense)	(14,427)	(4,054)	(126)	(15,808)	130	(2,928)	(27,611)	6,377	(193)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	57,806	4,741	(1,076)	62,787	362	72,430	—	15,262	(4,969)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	140	—	—	16	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	64,322	20,394	264	4,809	—	1,025	—	—	—
Net realized gain (loss) on investments in portfolio shares	122,128	25,135	(672)	67,596	362	73,471	—	15,262	(4,969)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,166)	(64,211)	(28)	(68,480)	(3,469)	(82,373)	—	(79,011)	2,355
Net increase (decrease) in net assets from operations	$67,535	$(43,130)	$(826)	$(16,692)	$(2,977)	$(11,830)	$(27,611)	$(57,372)	$(2,807)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(14,427)	$(4,054)	$(126)	$(15,808)	$130	$(2,928)	$(27,611)	$6,377	$(193)
Net realized gain (loss) on investments in portfolio shares	122,128	25,135	(672)	67,596	362	73,471	—	15,262	(4,969)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(40,166)	(64,211)	(28)	(68,480)	(3,469)	(82,373)	—	(79,011)	2,355
Net increase (decrease) in net assets from operations	67,535	(43,130)	(826)	(16,692)	(2,977)	(11,830)	(27,611)	(57,372)	(2,807)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,639	602	—	140	(3)	(2)	370	1,001	359
Contract redemptions	(198,380)	(10,363)	—	(273,988)	(15,766)	(81,293)	(377,174)	(87,955)	(1,616)
Net transfers	(623,699)	16,391	10,713	(544,992)	(9,126)	(414,686)	(26,413)	(126,392)	(3,053)
Net increase (decrease) in net assets from contract owners' transactions	(820,440)	6,630	10,713	(818,840)	(24,895)	(495,981)	(403,217)	(213,346)	(4,310)
Net increase (decrease) in net assets	(752,905)	(36,500)	9,887	(835,532)	(27,872)	(507,811)	(430,828)	(270,718)	(7,117)
Net assets, beginning of period	960,101	269,261	3,317	1,109,891	55,937	519,097	2,090,277	726,665	18,413
Net assets, end of period	$207,196	$232,761	$13,204	$274,359	$28,065	$11,286	$1,659,449	$455,947	$11,296

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS					INVESCO VARIABLE INSURANCE FUNDS (continued)
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (i)*	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$6,441	$3,906	$—	$20,507	$33,409	$287	$876	$—	$3,467
Expenses:
Mortality and expense risk fees	8,145	3,979	8,883	9,327	22,358	4,129	133,131	2,968	2,680
Administrative fees	649	238	385	543	352	181	6,325	145	91
Total expenses	8,794	4,217	9,268	9,870	22,710	4,310	139,456	3,113	2,771
Net investment income (expense)	(2,353)	(311)	(9,268)	10,637	10,699	(4,023)	(138,580)	(3,113)	696
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	39,249	14,648	70,582	16,603	(40,143)	8,097	—	1,646	26,494
Net realized short-term capital gain distributions from investments in portfolio shares	2,659	—	707	—	—	2,893	—	61	—
Net realized long-term capital gain distributions from investments in portfolio shares	56,241	—	42,396	—	—	23,282	—	15,244	11,392
Net realized gain (loss) on investments in portfolio shares	98,149	14,648	113,685	16,603	(40,143)	34,272	—	16,951	37,886
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(136,407)	(11,503)	(88,518)	(45,234)	7,285	(44,572)	—	(8,094)	(58,314)
Net increase (decrease) in net assets from operations	$(40,611)	$2,834	$15,899	$(17,994)	$(22,159)	$(14,323)	$(138,580)	$5,744	$(19,732)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS					INVESCO VARIABLE INSURANCE FUNDS (continued)
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	HIGH YIELD	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (i)*	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(2,353)	$(311)	$(9,268)	$10,637	$10,699	$(4,023)	$(138,580)	$(3,113)	$696
Net realized gain (loss) on investments in portfolio shares	98,149	14,648	113,685	16,603	(40,143)	34,272	—	16,951	37,886
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(136,407)	(11,503)	(88,518)	(45,234)	7,285	(44,572)	—	(8,094)	(58,314)
Net increase (decrease) in net assets from operations	(40,611)	2,834	15,899	(17,994)	(22,159)	(14,323)	(138,580)	5,744	(19,732)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	140	5,808	3,533	2,288	13,054	1,593	73,774	2,262	327
Contract redemptions	(104,511)	(7,255)	(141,318)	(55,358)	(484,358)	(54,241)	(1,564,841)	(19,437)	(14,382)
Net transfers	(15,868)	(55,544)	(43,396)	(4,692)	(1,067,764)	(769)	3,888,811	2,021	(57,924)
Net increase (decrease) in net assets from contract owners' transactions	(120,239)	(56,991)	(181,181)	(57,762)	(1,539,068)	(53,417)	2,397,744	(15,154)	(71,979)
Net increase (decrease) in net assets	(160,850)	(54,157)	(165,282)	(75,756)	(1,561,227)	(67,740)	2,259,164	(9,410)	(91,711)
Net assets, beginning of period	677,566	314,100	576,429	643,940	2,131,387	294,912	6,560,268	211,421	228,038
Net assets, end of period	$516,716	$259,943	$411,147	$568,184	$570,160	$227,172	$8,819,432	$202,011	$136,327

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS
Investment income:
Income dividends from investments in portfolio shares	$17,828	$75,480	$2,572	$55,272	$64,577
Expenses:
Mortality and expense risk fees	13,924	111,643	3,513	109,133	129,075
Administrative fees	1,120	12,243	364	12,082	14,416
Total expenses	15,044	123,886	3,877	121,215	143,491
Net investment income (expense)	2,784	(48,406)	(1,305)	(65,943)	(78,914)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	27,621	351,455	(1,518)	161,135	298,444
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	30,217	892,017	40,266	—	1,865,794
Net realized gain (loss) on investments in portfolio shares	57,838	1,243,472	38,748	161,135	2,164,238
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(68,033)	(1,009,750)	(23,519)	(392,885)	(1,701,085)
Net increase (decrease) in net assets from operations	$(7,411)	$185,316	$13,924	$(297,693)	$384,239

	JANUS ASPEN SERIES - INSTITUTIONAL
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	JANUS
Changes from operations:
Net investment income (expense)	$2,784	$(48,406)	$(1,305)	$(65,943)	$(78,914)
Net realized gain (loss) on investments in portfolio shares	57,838	1,243,472	38,748	161,135	2,164,238
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(68,033)	(1,009,750)	(23,519)	(392,885)	(1,701,085)
Net increase (decrease) in net assets from operations	(7,411)	185,316	13,924	(297,693)	384,239
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	17,524	43,853	7,078	64,687	108,944
Contract redemptions	(259,263)	(835,211)	(21,708)	(790,649)	(1,057,788)
Net transfers	8,406	575,851	235,389	174,420	37,044
Net increase (decrease) in net assets from contract owners' transactions	(233,333)	(215,507)	220,759	(551,542)	(911,800)
Net increase (decrease) in net assets	(240,744)	(30,191)	234,683	(849,235)	(527,561)
Net assets, beginning of period	1,058,097	8,462,893	201,332	8,574,478	9,972,332
Net assets, end of period	$817,353	$8,432,702	$436,015	$7,725,243	$9,444,771

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,474	$593	$3,146	$12,415	$—	$690
Expenses:
Mortality and expense risk fees	14,736	613	6,795	14,710	21,085	3,530
Administrative fees	757	75	207	98	1,302	86
Total expenses	15,493	688	7,002	14,808	22,387	3,616
Net investment income (expense)	(10,019)	(95)	(3,856)	(2,393)	(22,387)	(2,926)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(64,149)	651	(38,577)	(2,893)	(39,220)	5,433
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	49,618	186
Net realized long-term capital gain distributions from investments in portfolio shares	27,537	4,712	851	12,441	46,756	10,251
Net realized gain (loss) on investments in portfolio shares	(36,612)	5,363	(37,726)	9,548	57,154	15,870
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,819)	(7,798)	(47,327)	(40,865)	(81,358)	(26,661)
Net increase (decrease) in net assets from operations	$(91,450)	$(2,530)	$(88,909)	$(33,710)	$(46,591)	$(13,717)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	JANUS ASPEN SERIES - INSTITUTIONAL (continued)		LAZARD RETIREMENT SERIES			LAZARD RETIREMENT SERIES (continued)
	OVERSEAS	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY
Changes from operations:
Net investment income (expense)	$(10,019)	$(95)	$(3,856)	$(2,393)	$(22,387)	$(2,926)
Net realized gain (loss) on investments in portfolio shares	(36,612)	5,363	(37,726)	9,548	57,154	15,870
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,819)	(7,798)	(47,327)	(40,865)	(81,358)	(26,661)
Net increase (decrease) in net assets from operations	(91,450)	(2,530)	(88,909)	(33,710)	(46,591)	(13,717)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	13,961	32	3,789	6,957	3,394	833
Contract redemptions	(93,314)	(5,599)	(75,789)	(323,545)	(153,220)	(31,583)
Net transfers	(11,714)	(444)	1,282	454,543	(35,468)	(148,409)
Net increase (decrease) in net assets from contract owners' transactions	(91,067)	(6,011)	(70,718)	137,955	(185,294)	(179,159)
Net increase (decrease) in net assets	(182,517)	(8,541)	(159,627)	104,245	(231,885)	(192,876)
Net assets, beginning of period	975,475	53,475	399,908	601,016	1,467,674	344,822
Net assets, end of period	$792,958	$44,934	$240,281	$705,261	$1,235,789	$151,946

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (e)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$1,089	$1,590	$4,467	$1,182	$7,067	$35,499	$6,130	$—
Expenses:
Mortality and expense risk fees	8,529	1,210	7,535	387	6,514	40,155	12,084	6,582
Administrative fees	149	62	83	33	243	3,867	897	215
Total expenses	8,678	1,272	7,618	420	6,757	44,022	12,981	6,797
Net investment income (expense)	(7,589)	318	(3,151)	762	310	(8,523)	(6,851)	(6,797)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	17,375	5,516	14,322	(2,699)	28,357	81,447	45,442	(434)
Net realized short-term capital gain distributions from investments in portfolio shares	8	—	10,005	—	12,334	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	28,264	—	93,151	—	23,693	151,964	61,952	51,935
Net realized gain (loss) on investments in portfolio shares	45,647	5,516	117,478	(2,699)	64,384	233,411	107,394	51,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,690)	(10,472)	(77,433)	366	(81,592)	(357,104)	(214,519)	(44,116)
Net increase (decrease) in net assets from operations	$(12,632)	$(4,638)	$36,894	$(1,571)	$(16,898)	$(132,216)	$(113,976)	$588

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY (e)*	CLEARBRIDGE LARGE CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GROWTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH
Changes from operations:
Net investment income (expense)	$(7,589)	$318	$(3,151)	$762	$310	$(8,523)	$(6,851)	$(6,797)
Net realized gain (loss) on investments in portfolio shares	45,647	5,516	117,478	(2,699)	64,384	233,411	107,394	51,501
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(50,690)	(10,472)	(77,433)	366	(81,592)	(357,104)	(214,519)	(44,116)
Net increase (decrease) in net assets from operations	(12,632)	(4,638)	36,894	(1,571)	(16,898)	(132,216)	(113,976)	588
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,155	2	5,367	—	1,033	25,639	487	2,912
Contract redemptions	(96,128)	(21,178)	(73,149)	(16,484)	(78,217)	(278,305)	(110,801)	(100,492)
Net transfers	(243,272)	10,101	696,349	(2,692)	13,247	(42,850)	3,354	288,008
Net increase (decrease) in net assets from contract owners' transactions	(337,245)	(11,075)	628,567	(19,176)	(63,937)	(295,516)	(106,960)	190,428
Net increase (decrease) in net assets	(349,877)	(15,713)	665,461	(20,747)	(80,835)	(427,732)	(220,936)	191,016
Net assets, beginning of period	527,346	96,874	253,266	38,293	460,962	3,240,398	943,993	351,495
Net assets, end of period	$177,469	$81,161	$918,727	$17,546	$380,127	$2,812,666	$723,057	$542,511

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (f)*	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$2,483	$11,407	$—	$1,467	$99,879	$161,345
Expenses:
Mortality and expense risk fees	4,742	12,320	4,253	4,064	209,734	102,409
Administrative fees	129	559	21	304	23,683	10,794
Total expenses	4,871	12,879	4,274	4,368	233,417	113,203
Net investment income (expense)	(2,388)	(1,472)	(4,274)	(2,901)	(133,538)	48,142
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,598)	(10,928)	(74,308)	19,957	610,351	184,953
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	3,919	—	—	336,031
Net realized long-term capital gain distributions from investments in portfolio shares	7,400	—	3,844	23,194	2,994,572	913,442
Net realized gain (loss) on investments in portfolio shares	4,802	(10,928)	(66,545)	43,151	3,604,923	1,434,426
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,589)	1,670	(1,820)	(45,439)	(3,854,210)	(1,869,842)
Net increase (decrease) in net assets from operations	$(33,175)	$(10,730)	$(72,639)	$(5,189)	$(382,825)	$(387,274)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)				NORTHERN LIGHTS VARIABLE TRUST	NORTHERN LIGHTS VARIABLE TRUST (continued)
	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SMALL-CAP GROWTH (f)*	SOCIALLY RESPONSIVE	JNF SSGA SECTOR ROTATION	JNF SSGA TACTICAL ALLOCATION
Changes from operations:
Net investment income (expense)	$(2,388)	$(1,472)	$(4,274)	$(2,901)	$(133,538)	$48,142
Net realized gain (loss) on investments in portfolio shares	4,802	(10,928)	(66,545)	43,151	3,604,923	1,434,426
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(35,589)	1,670	(1,820)	(45,439)	(3,854,210)	(1,869,842)
Net increase (decrease) in net assets from operations	(33,175)	(10,730)	(72,639)	(5,189)	(382,825)	(387,274)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	615	4,788	2,795	188	151,077	85,068
Contract redemptions	(23,325)	(134,823)	(78,323)	(30,102)	(1,342,672)	(872,853)
Net transfers	(88,187)	70,408	73,610	(4,569)	(470,595)	(111,805)
Net increase (decrease) in net assets from contract owners' transactions	(110,897)	(59,627)	(1,918)	(34,483)	(1,662,190)	(899,590)
Net increase (decrease) in net assets	(144,072)	(70,357)	(74,557)	(39,672)	(2,045,015)	(1,286,864)
Net assets, beginning of period	294,988	689,697	74,557	292,589	17,377,738	8,301,935
Net assets, end of period	$150,916	$619,340	$—	$252,917	$15,332,723	$7,015,071

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Investment income:
Income dividends from investments in portfolio shares	$9,345	$2,826	$1,738	$1,329	$2,896	$25,483	$3,002	$6,472
Expenses:
Mortality and expense risk fees	3,716	727	415	592	2,648	6,211	2,418	3,780
Administrative fees	403	86	50	72	148	736	117	193
Total expenses	4,119	813	465	664	2,796	6,947	2,535	3,973
Net investment income (expense)	5,226	2,013	1,273	665	100	18,536	467	2,499
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,945)	(19,976)	(7,754)	226	(6,912)	(29,364)	3,281	(326)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	36	180	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	35	25	—	2,148	—	—
Net realized gain (loss) on investments in portfolio shares	(5,945)	(19,976)	(7,683)	431	(6,912)	(27,216)	3,281	(326)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,804)	1,432	5,310	(1,720)	(4,170)	(5,456)	(9,546)	(6,434)
Net increase (decrease) in net assets from operations	$(30,523)	$(16,531)	$(1,100)	$(624)	$(10,982)	$(14,136)	$(5,798)	$(4,261)

	PIMCO VARIABLE INSURANCE TRUST
	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION
Changes from operations:
Net investment income (expense)	$5,226	$2,013	$1,273	$665	$100	$18,536	$467	$2,499
Net realized gain (loss) on investments in portfolio shares	(5,945)	(19,976)	(7,683)	431	(6,912)	(27,216)	3,281	(326)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(29,804)	1,432	5,310	(1,720)	(4,170)	(5,456)	(9,546)	(6,434)
Net increase (decrease) in net assets from operations	(30,523)	(16,531)	(1,100)	(624)	(10,982)	(14,136)	(5,798)	(4,261)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,933	681	29	—	31	5,630	1,479	1,320
Contract redemptions	(43,411)	(16,048)	(26,057)	(9,253)	(12,055)	(17,894)	(21,598)	(115,274)
Net transfers	304	195	(1,676)	—	82,409	23,023	18,139	73,591
Net increase (decrease) in net assets from contract owners' transactions	(31,174)	(15,172)	(27,704)	(9,253)	70,385	10,759	(1,980)	(40,363)
Net increase (decrease) in net assets	(61,697)	(31,703)	(28,804)	(9,877)	59,403	(3,377)	(7,778)	(44,624)
Net assets, beginning of period	306,197	71,329	41,963	50,270	133,973	137,912	150,274	175,449
Net assets, end of period	$244,500	$39,626	$13,159	$40,393	$193,376	$134,535	$142,496	$130,825

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$58,861	$3,096	$192,700	$390	$3,059
Expenses:
Mortality and expense risk fees	23,699	5,068	71,069	644	1,202
Administrative fees	1,326	129	1,774	79	108
Total expenses	25,025	5,197	72,843	723	1,310
Net investment income (expense)	33,836	(2,101)	119,857	(333)	1,749
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,182)	262	(19,673)	521	(6,260)
Net realized short-term capital gain distributions from investments in portfolio shares	—	173	—	1,535	3,546
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	42,859	6,862	7,874
Net realized gain (loss) on investments in portfolio shares	(21,182)	435	23,186	8,918	5,160
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,476)	(391)	(201,091)	(12,111)	(21,152)
Net increase (decrease) in net assets from operations	$(66,822)	$(2,057)	$(58,048)	$(3,526)	$(14,243)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)			PIONEER VARIABLE CONTRACTS TRUST
	REAL RETURN	SHORT- TERM	TOTAL RETURN	DISCIPLINED VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$33,836	$(2,101)	$119,857	$(333)	$1,749
Net realized gain (loss) on investments in portfolio shares	(21,182)	435	23,186	8,918	5,160
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,476)	(391)	(201,091)	(12,111)	(21,152)
Net increase (decrease) in net assets from operations	(66,822)	(2,057)	(58,048)	(3,526)	(14,243)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,706	5	6,126	—	918
Contract redemptions	(170,489)	(29,474)	(783,331)	(3,007)	(3,192)
Net transfers	(95,266)	27,679	974,993	(8)	(1,139)
Net increase (decrease) in net assets from contract owners' transactions	(258,049)	(1,790)	197,788	(3,015)	(3,413)
Net increase (decrease) in net assets	(324,871)	(3,847)	139,740	(6,541)	(17,656)
Net assets, beginning of period	1,683,495	334,193	3,817,452	54,603	81,749
Net assets, end of period	$1,358,624	$330,346	$3,957,192	$48,062	$64,093

*  See Footnote 8 for details.
The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (j)*
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Investment income:
Income dividends from investments in portfolio shares	$10,399	$1,397	$3,631	$2,978	$13,296	$—	$4,584	$34,530	$6,640
Expenses:
Mortality and expense risk fees	8,154	2,743	1,300	3,759	10,344	4,022	9,899	14,412	17,917
Administrative fees	476	69	34	98	118	168	596	1,116	1,079
Total expenses	8,630	2,812	1,334	3,857	10,462	4,190	10,495	15,528	18,996
Net investment income (expense)	1,769	(1,415)	2,297	(879)	2,834	(4,190)	(5,911)	19,002	(12,356)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	45,100	152	(1,014)	(78,001)	(25,017)	744	56,256	11,706	18,555
Net realized short-term capital gain distributions from investments in portfolio shares	—	134	261	1,166	—	659	8,148	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	20,106	45,347	2,418	60,630	2,972	12,129	123,752	—	65,522
Net realized gain (loss) on investments in portfolio shares	65,206	45,633	1,665	(16,205)	(22,045)	13,532	188,156	11,706	84,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,887)	(48,977)	(8,302)	(5,205)	6,769	(46,956)	(267,699)	(138,477)	(245,205)
Net increase (decrease) in net assets from operations	$(6,912)	$(4,759)	$(4,340)	$(22,289)	$(12,442)	$(37,614)	$(85,454)	$(107,769)	$(173,484)

	PIONEER VARIABLE CONTRACTS TRUST (continued)					ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (j)*
	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS
Changes from operations:
Net investment income (expense)	$1,769	$(1,415)	$2,297	$(879)	$2,834	$(4,190)	$(5,911)	$19,002	$(12,356)
Net realized gain (loss) on investments in portfolio shares	65,206	45,633	1,665	(16,205)	(22,045)	13,532	188,156	11,706	84,077
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,887)	(48,977)	(8,302)	(5,205)	6,769	(46,956)	(267,699)	(138,477)	(245,205)
Net increase (decrease) in net assets from operations	(6,912)	(4,759)	(4,340)	(22,289)	(12,442)	(37,614)	(85,454)	(107,769)	(173,484)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,865	1,710	(4)	4	118	4,439	6,660	9,466	9,765
Contract redemptions	(59,739)	(18,242)	—	(8,387)	(83,818)	(10,860)	(128,886)	(61,467)	(147,336)
Net transfers	31,660	359	(7,058)	(281,201)	(582,047)	(101,619)	(13,876)	12,259	(57,381)
Net increase (decrease) in net assets from contract owners' transactions	(26,214)	(16,173)	(7,062)	(289,584)	(665,747)	(108,040)	(136,102)	(39,742)	(194,952)
Net increase (decrease) in net assets	(33,126)	(20,932)	(11,402)	(311,873)	(678,189)	(145,654)	(221,556)	(147,511)	(368,436)
Net assets, beginning of period	552,854	175,715	85,547	376,087	784,959	353,964	779,633	1,086,840	1,277,693
Net assets, end of period	$519,728	$154,783	$74,145	$64,214	$106,770	$208,310	$558,077	$939,329	$909,257

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (continued) (j)*
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (g)*	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$464	$—	$18,874
Expenses:
Mortality and expense risk fees	22,163	283	4,732
Administrative fees	1,381	13	220
Total expenses	23,544	296	4,952
Net investment income (expense)	(23,080)	(296)	13,922
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(101,837)	(2,420)	(23,361)
Net realized short-term capital gain distributions from investments in portfolio shares	—	579	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,178	—
Net realized gain (loss) on investments in portfolio shares	(101,837)	(663)	(23,361)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(387,451)	497	(33,514)
Net increase (decrease) in net assets from operations	$(512,368)	$(462)	$(42,953)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2015

	VANECK VIP TRUST (continued) (j)*
	GLOBAL HARD ASSETS	MULTI- MANAGER ALTERNATIVES (g)*	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$(23,080)	$(296)	$13,922
Net realized gain (loss) on investments in portfolio shares	(101,837)	(663)	(23,361)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(387,451)	497	(33,514)
Net increase (decrease) in net assets from operations	(512,368)	(462)	(42,953)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,902	—	1,222
Contract redemptions	(143,412)	(3,353)	(52,273)
Net transfers	(40,855)	(40,585)	2,497
Net increase (decrease) in net assets from contract owners' transactions	(167,365)	(43,938)	(48,554)
Net increase (decrease) in net assets	(679,733)	(44,400)	(91,507)
Net assets, beginning of period	1,701,706	44,400	316,647
Net assets, end of period	$1,021,973	$—	$225,140

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	WELLS FARGO VT FUNDS (h)*
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$2,428	$1,640,105
Expenses:
Mortality and expense risk fees	36,205	26,642	2,326,526
Administrative fees	3,121	2,301	182,677
Total expenses	39,326	28,943	2,509,203
Net investment income (expense)	(39,326)	(26,515)	(869,098)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	188,840	107,519	4,137,812
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,446,287
Net realized long-term capital gain distributions from investments in portfolio shares	369,386	194,398	11,714,742
Net realized gain (loss) on investments in portfolio shares	558,226	301,917	17,298,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(555,238)	(351,503)	(20,027,522)
Net increase (decrease) in net assets from operations	$(36,338)	$(76,101)	$(3,597,779)

	WELLS FARGO VT FUNDS (h)*
	DISCOVERY	OPPORTUNITY	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$(39,326)	$(26,515)	$(869,098)
Net realized gain (loss) on investments in portfolio shares	558,226	301,917	17,298,841
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(555,238)	(351,503)	(20,027,522)
Net increase (decrease) in net assets from operations	(36,338)	(76,101)	(3,597,779)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,816	14,238	1,188,830
Contract redemptions	(309,959)	(233,528)	(22,033,264)
Net transfers	(455,183)	(155,667)	(845,381)
Net increase (decrease) in net assets from contract owners' transactions	(748,326)	(374,957)	(21,689,815)
Net increase (decrease) in net assets	(784,664)	(451,058)	(25,287,594)
Net assets, beginning of period	2,988,403	2,128,435	170,046,284
Net assets, end of period	$2,203,739	$1,677,377	$144,758,690

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements

Years Ended December 31, 2016 and 2015

(1)  General

Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which Account E is a party or to which the assets of Account E are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account E's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account E.

The following variable account investment options are available with only certain variable annuities offered through Account E:

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST

Seligman Global Technology Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex  NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex  S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex  Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

Diversified Dividend Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

High Yield Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

JANUS ASPEN SERIES – INSTITUTIONAL

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Janus Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

VAN ECK VIP TRUST

Emerging Markets Fund

Global Hard Assets Fund

Unconstrained Emerging Market Bond Fund

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2015-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. Account E is currently evaluating the impact of this guidance on its financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Account E does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

ANNUITY RESERVES

Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $905 and $5,225 for the years ended December 31, 2016 and December 31, 2015, respectively.

(3)  Financial Instruments and Fair Value

Account E values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account E's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 –  Valuations based on quoted prices in active markets for identical investments.

•  Level 2 –  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 –  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account E includes these prices in the amounts disclosed in Level 1 of the hierarchy.

The following table presents the assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2016	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$296,682	$269,682	$—	$—
Balanced	8,033,068	8,033,068	—	—
Bond	8,793,604	8,793,604	—	—
Money Market	6,330,425	6,330,425	—	—
Stock	109,713,545	109,713,545	—	—
	$133,167,324	$133,167,324	—	—

Account E's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

Fair Value Using NAV per share as of December 31, 2016
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$269,682	N/A	Daily	None	None
Balanced	8.033,068	N/A	Daily	None	None
Bond	8,793,604	N/A	Daily	None	None
Money Market	6,330,425	N/A	Daily	None	None
Stock	109,713,545	N/A	Daily	None	None
	$133,167,324

*  Subject to portfolio managers' discretion and/or excessive trading by Company.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $51,527,325 and $110,927,850 for the years ended December 31, 2016 and 2015, respectively. The aggregate proceeds from sales of investments in portfolio shares were $66,529,022 and $120,325,848 for the years ended December 31, 2016 and 2015, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(5)  Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a total daily charge from the total investments of Account E at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $1,922,382 and $2,326,526 for the years ended December 31, 2016 and 2015, respectively. The administrative expenses were $158,748 and $182,677 for the years ended December 31, 2016 and 2015, respectively.

Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30, except for Advantage Plus and Advantage Strategy contracts which this fee is $60, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $137,546 and $186,753 for the years ended December 31, 2016 and 2015, respectively.

(6)  Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio
December 31, 2016	119	$2.10	$20.89	1.40%	3.00%	$421	8.05%	9.95%	1.01%
December 31, 2015	129	1.91	19.08	1.40%	3.00%	382	-1.34%	0.07%	1.38%
December 31, 2014	160	1.91	19.07	1.40%	3.00%	448	6.59%	7.91%	1.18%
December 31, 2013	254	1.77	17.68	1.40%	3.00%	821	31.79%	33.13%	1.29%
December 31, 2012	271	1.33	13.28	1.40%	3.00%	644	14.72%	15.95%	1.67%

The Alger Portfolios:

Capital Appreciation Portfolio
December 31, 2016	817	3.02	41.51	1.40%	3.00%	7,113	-2.49%	0.33%	0.18%
December 31, 2015	892	3.01	41.99	1.40%	3.00%	8,052	3.06%	6.36%	0.08%
December 31, 2014	998	2.83	40.20	1.40%	3.00%	8,809	10.74%	13.65%	0.09%
December 31, 2013	1,095	2.49	35.88	1.40%	3.00%	8,434	32.01%	35.33%	0.36%
December 31, 2012	1,198	1.84	26.92	1.40%	3.00%	7,185	15.49%	17.95%	1.01%
Large Cap Growth Portfolio
December 31, 2016	1,033	1.87	21.75	1.40%	3.00%	3,590	-3.78%	-0.53%	0.00%
December 31, 2015	1,171	1.88	22.30	1.40%	3.00%	4,155	-1.26%	1.62%	0.00%
December 31, 2014	1,308	1.85	22.28	1.40%	3.00%	4,740	8.00%	10.78%	0.15%
December 31, 2013	1,467	1.67	20.39	1.40%	3.00%	4,770	31.89%	35.77%	0.80%
December 31, 2012	1,624	1.23	15.31	1.40%	3.00%	3,918	7.25%	9.82%	1.15%
Mid Cap Growth Portfolio
December 31, 2016	476	2.13	28.28	1.40%	10.74%	1,984	-1.97%	0.95%	0.00%
December 31, 2015	536	2.11	28.47	1.40%	9.37%	2,279	-4.50%	-1.40%	0.00%
December 31, 2014	606	2.14	29.40	1.40%	10.60%	2,702	5.18%	8.08%	0.00%
December 31, 2013	676	1.98	27.64	1.40%	29.20%	2,834	32.57%	35.62%	0.33%
December 31, 2012	745	1.46	20.64	1.40%	33.77%	2,416	13.47%	15.87%	0.00%
Small Cap Growth Portfolio
December 31, 2016	415	2.64	22.57	1.40%	3.00%	1,300	3.11%	6.02%	0.00%
December 31, 2015	491	2.49	21.67	1.40%	3.00%	1,444	-6.17%	-3.11%	0.00%
December 31, 2014	545	2.57	22.87	1.40%	3.00%	1,678	-2.25%	0.39%	0.00%
December 31, 2013	636	2.56	23.20	1.40%	3.00%	2,010	31.06%	34.03%	0.00%
December 31, 2012	696	1.91	17.58	1.40%	3.00%	1,655	9.87%	13.02%	0.00%

American Century Variable Portfolios, Inc.:

Balanced Fund
December 31, 2016	26	14.90	17.00	1.40%	3.00%	430	3.83%	5.52%	1.60%
December 31, 2015	24	14.35	16.11	1.40%	3.00%	384	-5.47%	-3.94%	1.71%
December 31, 2014	29	15.18	16.77	1.40%	3.00%	468	6.98%	8.33%	1.49%
December 31, 2013	43	14.19	15.48	1.40%	3.00%	659	14.62%	15.78%	1.57%
December 31, 2012	45	12.38	13.37	1.40%	3.00%	592	9.17%	10.22%	2.07%
Income & Growth Fund
December 31, 2016	362	2.00	22.18	1.40%	3.00%	1,133	10.12%	13.53%	2.38%
December 31, 2015	386	1.79	19.87	1.40%	3.00%	994	-8.37%	-5.48%	2.00%
December 31, 2014	454	1.92	21.40	1.40%	3.00%	1,845	9.47%	12.31%	2.05%
December 31, 2013	506	1.73	19.32	1.40%	3.00%	1,790	32.64%	36.36%	2.23%
December 31, 2012	514	1.29	14.42	1.40%	3.00%	1,462	11.93%	14.40%	2.14%
Inflation Protection Fund
December 31, 2016	18	11.52	13.27	1.40%	3.00%	233	1.32%	2.95%	1.94%
December 31, 2015	25	11.37	12.89	1.40%	3.00%	317	-5.33%	-3.81%	2.56%
December 31, 2014	23	12.01	13.40	1.40%	3.00%	307	0.50%	1.82%	1.32%
December 31, 2013	25	11.95	13.16	1.40%	3.00%	323	-10.65%	-9.74%	1.60%
December 31, 2012	44	13.37	14.58	1.40%	3.00%	631	4.86%	5.88%	2.46%
International Fund
December 31, 2016	197	1.66	15.50	1.40%	3.00%	480	-8.25%	-5.14%	1.08%
December 31, 2015	214	1.75	16.67	1.40%	3.00%	572	-2.24%	0.57%	0.38%
December 31, 2014	269	1.74	16.82	1.40%	3.00%	724	-8.01%	-5.43%	2.02%
December 31, 2013	308	1.84	18.13	1.40%	3.00%	1,292	19.49%	21.85%	1.58%
December 31, 2012	341	1.51	15.07	1.40%	3.00%	1,034	18.32%	21.77%	0.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
American Century Variable Portfolios, Inc.: (continued)
Large Company Value Fund
December 31, 2016	7	$11.92	$13.33	1.40%	3.00%	$95	11.82%	13.64%	2.20%
December 31, 2015	4	10.66	11.73	1.40%	3.00%	48	-6.74%	-5.25%	1.50%
December 31, 2014	5	11.43	12.38	1.40%	3.00%	57	9.80%	11.33%	1.55%
December 31, 2013	12	10.41	11.12	1.40%	3.00%	137	28.26%	29.45%	1.64%
December 31, 2012	6	8.11	8.59	1.40%	3.00%	48	13.59%	14.84%	1.93%
Ultra Fund
December 31, 2016	2	16.00	17.89	1.40%	3.00%	41	1.39%	2.99%	0.37%
December 31, 2015	3	15.78	17.37	1.40%	3.00%	57	3.07%	4.76%	0.40%
December 31, 2014	2	15.31	16.58	1.40%	3.00%	33	7.06%	8.51%	0.37%
December 31, 2013	2	14.30	15.28	1.40%	3.00%	29	33.89%	35.10%	0.24%
December 31, 2012	2	10.68	11.31	1.40%	3.00%	22	11.13%	12.43%	0.00%
Value Fund
December 31, 2016	545	3.19	31.57	1.40%	3.00%	3,064	16.93%	20.83%	1.78%
December 31, 2015	592	2.64	26.64	1.40%	3.00%	2,482	-6.73%	-4.00%	2.10%
December 31, 2014	670	2.75	28.17	1.40%	3.00%	3,270	10.08%	13.17%	1.55%
December 31, 2013	730	2.43	25.30	1.40%	3.00%	3,218	28.60%	31.35%	1.62%
December 31, 2012	859	1.85	19.48	1.40%	3.00%	2,797	11.86%	14.91%	1.89%

Columbia Funds Variable Series Trust:

Seligman Global Technology Portfolio
December 31, 2016	410	1.36	28.83	1.40%	3.00%	840	15.48%	19.01%	0.00%
December 31, 2015	465	1.15	24.61	1.40%	3.00%	1,006	6.59%	10.00%	0.00%
December 31, 2014	562	1.07	22.77	1.40%	3.00%	1,067	21.75%	25.00%	0.00%
December 31, 2013	581	0.86	18.50	1.40%	3.00%	914	22.54%	25.71%	0.00%
December 31, 2012	673	0.70	14.98	1.40%	3.00%	855	4.41%	6.87%	0.00%

The Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio
December 31, 2016	16	22.55	25.73	1.40%	3.00%	402	22.02%	24.00%	0.76%
December 31, 2015	10	18.48	20.75	1.40%	3.00%	198	-5.23%	-3.71%	0.74%
December 31, 2014	15	19.50	21.55	1.40%	3.00%	328	2.31%	3.66%	0.60%
December 31, 2013	16	19.06	20.79	1.40%	3.00%	326	37.40%	38.79%	1.09%
December 31, 2012	14	13.87	14.98	1.40%	3.00%	217	12.95%	14.09%	0.51%

The Dreyfus Socially Responsible Growth Fund, Inc.

December 31, 2016	504	1.94	19.54	1.40%	7.18%	1,726	7.15%	10.23%	1.32%
December 31, 2015	580	1.76	17.98	1.40%	6.08%	1,925	-6.09%	-2.76%	1.05%
December 31, 2014	609	1.81	18.91	1.40%	4.93%	2,122	10.43%	13.13%	1.03%
December 31, 2013	643	1.60	16.98	1.40%	4.88%	1,974	31.16%	34.45%	1.23%
December 31, 2012	682	1.19	12.87	1.40%	4.63%	1,551	9.28%	12.26%	0.85%

Dreyfus Stock Index Fund

December 31, 2016	2,869	2.41	22.95	1.40%	3.00%	14,031	8.42%	12.09%	2.03%
December 31, 2015	3,171	2.15	20.89	1.40%	3.00%	13,440	-1.89%	0.94%	1.80%
December 31, 2014	3,545	2.13	21.00	1.40%	3.00%	15,471	10.41%	13.30%	1.74%
December 31, 2013	3,897	1.88	18.80	1.40%	3.00%	14,863	28.89%	32.39%	1.81%
December 31, 2012	4,281	1.42	14.44	1.40%	3.00%	13,204	13.02%	15.45%	2.04%

Dreyfus Variable Investment Fund:

International Value Portfolio
December 31, 2016	272	1.35	13.44	1.40%	3.00%	491	-4.30%	-1.23%	2.03%
December 31, 2015	292	1.39	13.87	1.40%	3.00%	545	-5.63%	-2.98%	2.29%
December 31, 2014	312	1.45	14.49	1.40%	3.00%	611	-11.70%	-9.19%	1.72%
December 31, 2013	353	1.62	16.23	1.40%	3.00%	756	20.00%	23.33%	2.15%
December 31, 2012	444	1.34	13.38	1.40%	3.00%	775	10.04%	12.78%	3.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2016	185	$3.10	$22.36	1.40%	3.00%	$1,085	11.44%	14.81%	6.31%
December 31, 2015	197	2.70	19.80	1.40%	3.00%	1,063	-5.49%	-2.53%	5.64%
December 31, 2014	206	2.77	20.66	1.40%	3.00%	1,167	0.00%	2.59%	5.99%
December 31, 2013	224	2.70	20.43	1.40%	3.00%	1,280	4.41%	7.14%	7.00%
December 31, 2012	263	2.52	19.36	1.40%	3.00%	1,415	11.96%	14.55%	7.86%
Kaufmann Fund II
December 31, 2016	7	14.72	16.54	1.40%	3.00%	115	0.34%	1.97%	0.00%
December 31, 2015	8	14.67	16.22	1.40%	3.00%	126	3.02%	4.65%	0.00%
December 31, 2014	8	14.24	15.50	1.40%	3.00%	126	6.51%	7.94%	0.00%
December 31, 2013	9	13.37	14.36	1.40%	3.00%	124	36.42%	37.68%	0.00%
December 31, 2012	11	9.80	10.43	1.40%	3.00%	112	14.22%	15.38%	0.00%
Managed Volatility Fund II
December 31, 2016	156	2.01	19.73	1.40%	3.00%	447	4.54%	7.49%	5.35%
December 31, 2015	206	1.87	18.67	1.40%	3.00%	552	-10.29%	-7.43%	4.93%
December 31, 2014	224	2.02	20.61	1.40%	3.00%	805	1.11%	3.59%	3.44%
December 31, 2013	249	1.95	20.21	1.40%	3.00%	904	18.88%	21.88%	2.64%
December 31, 2012	205	1.60	16.89	1.40%	3.00%	702	10.86%	13.48%	2.95%

Guggenheim Variable Insurance Funds:

CLS AdvisorOne Global Diversified Equity Fund
December 31, 2016	3	13.55	15.46	1.40%	3.00%	44	5.28%	6.99%	1.69%
December 31, 2015	19	12.87	14.45	1.40%	3.00%	276	-8.92%	-7.43%	0.86%
December 31, 2014	21	14.13	15.61	1.40%	3.00%	326	0.71%	2.03%	0.10%
December 31, 2013	88	14.03	15.30	1.40%	3.00%	1,320	20.53%	21.72%	0.01%
December 31, 2012	95	11.64	12.57	1.40%	3.00%	1,178	10.96%	12.13%	0.00%
CLS AdvisorOne Growth and Income Fund
December 31, 2016	2	11.02	12.57	1.40%	3.00%	24	3.96%	5.63%	0.69%
December 31, 2015	14	10.60	11.90	1.40%	3.00%	169	-7.02%	-5.48%	1.07%
December 31, 2014	16	11.40	12.59	1.40%	3.00%	202	-0.87%	0.40%	0.27%
December 31, 2013	48	11.50	12.54	1.40%	3.00%	603	7.58%	8.57%	1.52%
December 31, 2012	42	10.69	11.55	1.40%	3.00%	487	8.09%	9.27%	1.54%
Long Short Equity Fund
December 31, 2016	11	1.81	17.95	1.40%	3.00%	61	-2.30%	-0.55%	0.00%
December 31, 2015	18	1.82	18.13	1.40%	3.00%	80	-1.73%	0.00%	0.00%
December 31, 2014	17	1.82	18.20	1.40%	3.00%	91	0.08%	1.22%	0.00%
December 31, 2013	17	1.80	17.98	1.40%	3.00%	87	14.69%	16.13%	0.00%
December 31, 2012	20	1.55	15.52	1.40%	3.00%	80	1.93%	2.92%	0.00%
Multi-Hedge Strategies Fund
December 31, 2016	—	7.81	8.84	1.40%	3.00%	2	-3.46%	-1.89%	0.10%
December 31, 2015	—	8.09	9.01	1.40%	3.00%	3	-1.10%	0.45%	0.64%
December 31, 2014	—	8.18	8.97	1.40%	3.00%	3	1.87%	3.22%	0.00%
December 31, 2013	1	8.03	8.69	1.40%	3.00%	6	-0.74%	0.23%	0.00%
December 31, 2012	1	8.09	8.67	1.40%	3.00%	6	-0.25%	0.70%	0.37%
Rydex Banking Fund
December 31, 2016	46	6.72	9.61	1.40%	3.00%	351	23.53%	25.45%	0.66%
December 31, 2015	3	5.44	7.66	1.40%	3.00%	21	-7.64%	-6.13%	0.19%
December 31, 2014	4	5.89	8.16	1.40%	3.00%	30	0.51%	2.02%	0.84%
December 31, 2013	5	5.86	8.00	1.40%	3.00%	33	26.18%	27.47%	0.37%
December 31, 2012	79	4.64	6.28	1.40%	3.00%	400	21.15%	22.52%	0.24%
Rydex Basic Materials Fund
December 31, 2016	18	16.55	19.65	1.40%	3.00%	342	27.01%	29.11%	0.00%
December 31, 2015	4	13.03	15.23	1.40%	3.00%	64	-19.72%	-18.47%	0.00%
December 31, 2014	7	16.23	18.68	1.40%	3.00%	129	-4.47%	-3.15%	4.62%
December 31, 2013	11	16.99	19.29	1.40%	3.00%	194	-1.11%	-0.16%	1.04%
December 31, 2012	10	17.18	19.32	1.40%	3.00%	177	8.05%	9.15%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Biotechnology Fund
December 31, 2016	20	$21.54	$27.07	1.40%	3.00%	$488	-22.04%	-20.75%	0.00%
December 31, 2015	34	27.18	34.17	1.40%	3.00%	1,080	5.28%	6.98%	0.00%
December 31, 2014	55	25.41	31.94	1.40%	3.00%	1,680	29.15%	30.85%	0.00%
December 31, 2013	60	19.42	24.41	1.40%	3.00%	1,422	50.54%	52.09%	0.00%
December 31, 2012	75	12.77	16.05	1.40%	3.00%	1,170	32.73%	34.09%	0.00%
Rydex Commodities Strategy Fund
December 31, 2016	8	2.07	2.35	1.40%	3.00%	19	7.25%	9.30%	0.00%
December 31, 2015	9	1.93	2.15	1.40%	3.00%	18	-35.76%	-34.85%	0.00%
December 31, 2014	13	3.00	3.30	1.40%	3.00%	44	-35.76%	-34.91%	0.00%
December 31, 2013	15	4.67	5.07	1.40%	3.00%	78	-5.47%	-4.52%	0.00%
December 31, 2012	18	4.94	5.31	1.40%	3.00%	94	-3.89%	-2.93%	0.00%
Rydex Consumer Products Fund
December 31, 2016	22	21.29	30.20	1.40%	3.00%	555	2.31%	3.94%	0.71%
December 31, 2015	9	20.81	29.05	1.40%	3.00%	244	3.07%	4.76%	0.58%
December 31, 2014	9	20.19	27.73	1.40%	3.00%	231	9.61%	11.05%	0.36%
December 31, 2013	41	18.42	24.97	1.40%	3.00%	834	25.22%	26.50%	2.24%
December 31, 2012	41	14.71	19.74	1.40%	3.00%	654	6.44%	7.52%	1.08%
Rydex Dow 2X Strategy Fund
December 31, 2016	18	21.88	25.15	1.40%	3.00%	449	26.84%	28.91%	0.00%
December 31, 2015	29	17.25	19.51	1.40%	3.00%	537	-7.06%	-5.51%	0.00%
December 31, 2014	32	18.56	20.66	1.40%	3.00%	644	13.73%	15.16%	0.00%
December 31, 2013	58	16.32	17.94	1.40%	3.00%	997	58.75%	60.47%	0.00%
December 31, 2012	106	10.28	11.18	1.40%	3.00%	1,128	14.35%	15.50%	0.00%
Rydex Electronics Fund
December 31, 2016	13	7.94	13.42	1.40%	3.00%	146	20.73%	22.72%	0.00%
December 31, 2015	10	6.47	10.95	1.40%	3.00%	93	-0.92%	0.74%	0.00%
December 31, 2014	12	6.43	10.87	1.40%	3.00%	108	20.40%	22.01%	0.00%
December 31, 2013	10	5.27	8.91	1.40%	3.00%	71	31.97%	33.18%	0.47%
December 31, 2012	5	3.96	6.69	1.40%	3.00%	22	-1.45%	-0.25%	0.00%
Rydex Energy Fund
December 31, 2016	72	14.48	16.69	1.40%	3.00%	1,154	27.46%	29.56%	0.86%
December 31, 2015	32	11.36	12.88	1.40%	3.00%	409	-32.26%	-31.20%	0.45%
December 31, 2014	38	16.77	18.72	1.40%	3.00%	701	-20.82%	-19.76%	0.09%
December 31, 2013	47	21.18	23.33	1.40%	3.00%	1,072	20.55%	21.77%	0.21%
December 31, 2012	49	17.57	19.16	1.40%	3.00%	928	-0.06%	0.96%	0.00%
Rydex Energy Services Fund
December 31, 2016	17	9.53	13.42	1.40%	3.00%	207	19.51%	21.40%	0.93%
December 31, 2015	21	7.85	11.05	1.40%	3.00%	212	-33.74%	-32.62%	0.39%
December 31, 2014	24	11.66	16.40	1.40%	3.00%	357	-31.21%	-30.30%	0.00%
December 31, 2013	41	16.73	23.54	1.40%	3.00%	913	20.94%	22.21%	0.00%
December 31, 2012	33	13.69	19.27	1.40%	3.00%	586	-2.00%	-0.98%	0.00%
Rydex Europe 1.25X Strategy Fund
December 31, 2016	17	7.37	8.94	1.40%	3.00%	137	-8.33%	-6.88%	1.55%
December 31, 2015	22	8.04	9.60	1.40%	3.00%	198	-9.97%	-8.48%	1.22%
December 31, 2014	30	8.93	10.49	1.40%	3.00%	286	-14.79%	-13.68%	3.01%
December 31, 2013	41	10.48	12.16	1.40%	3.00%	457	20.88%	22.22%	0.28%
December 31, 2012	28	8.67	9.95	1.40%	3.00%	280	18.69%	20.02%	1.26%
Rydex Financial Services Fund
December 31, 2016	28	9.77	11.43	1.40%	3.00%	304	12.43%	14.20%	1.26%
December 31, 2015	10	8.69	10.01	1.40%	3.00%	101	-6.86%	-5.28%	0.28%
December 31, 2014	25	9.33	10.57	1.40%	3.00%	263	9.64%	11.03%	0.19%
December 31, 2013	63	8.51	9.52	1.40%	3.00%	577	24.42%	25.76%	0.61%
December 31, 2012	17	6.84	7.57	1.40%	3.00%	129	19.79%	21.10%	0.10%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2016	32	$1.66	$24.03	1.40%	3.00%	$300	-3.26%	-1.72%	0.93%
December 31, 2015	97	1.69	24.45	1.40%	3.00%	842	-7.90%	-6.11%	0.77%
December 31, 2014	78	1.80	26.12	1.40%	3.00%	944	31.14%	32.79%	0.79%
December 31, 2013	29	1.36	19.67	1.40%	3.00%	292	-20.22%	-19.39%	0.82%
December 31, 2012	72	1.69	24.40	1.40%	3.00%	842	0.56%	1.81%	0.73%
Rydex Health Care Fund
December 31, 2016	20	18.62	21.45	1.40%	3.00%	406	-12.34%	-10.93%	0.00%
December 31, 2015	34	21.24	24.09	1.40%	3.00%	781	1.43%	3.08%	0.00%
December 31, 2014	78	20.94	23.37	1.40%	3.00%	1,740	21.32%	22.90%	0.00%
December 31, 2013	41	17.26	19.02	1.40%	3.00%	767	38.41%	39.86%	0.12%
December 31, 2012	32	12.47	13.60	1.40%	3.00%	421	14.40%	15.55%	0.00%
Rydex Internet Fund
December 31, 2016	3	13.21	22.87	1.40%	3.00%	58	1.38%	2.97%	0.00%
December 31, 2015	6	12.83	22.21	1.40%	3.00%	122	5.16%	6.92%	0.00%
December 31, 2014	7	12.00	20.78	1.40%	3.00%	136	-0.80%	0.53%	0.00%
December 31, 2013	8	11.94	20.67	1.40%	3.00%	148	47.68%	49.13%	0.00%
December 31, 2012	9	8.01	13.86	1.40%	3.00%	105	16.50%	17.66%	0.00%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2016	148	0.46	0.53	1.40%	3.00%	79	-32.35%	-29.73%	0.00%
December 31, 2015	92	0.68	0.77	1.40%	3.00%	70	-11.39%	-8.33%	0.00%
December 31, 2014	105	0.76	0.85	1.40%	3.00%	89	-24.00%	-22.43%	0.00%
December 31, 2013	201	1.00	1.10	1.40%	3.00%	221	-45.41%	-44.72%	0.00%
December 31, 2012	165	1.82	1.99	1.40%	3.00%	328	-24.18%	-23.46%	0.00%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2016	12	0.28	2.82	1.40%	3.00%	26	-5.84%	-3.45%	0.00%
December 31, 2015	15	0.29	2.96	1.40%	3.00%	35	-4.10%	-2.63%	0.00%
December 31, 2014	31	0.30	3.04	1.40%	3.00%	37	-26.98%	-25.98%	0.00%
December 31, 2013	67	0.41	4.12	1.40%	3.00%	96	12.58%	13.89%	0.00%
December 31, 2012	42	0.36	3.63	1.40%	3.00%	63	-8.43%	-7.47%	0.00%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2016	1	1.40	1.61	1.40%	3.00%	2	-21.79%	-20.30%	0.00%
December 31, 2015	1	1.79	2.02	1.40%	3.00%	2	-3.76%	-2.42%	0.00%
December 31, 2014	1	1.86	2.07	1.40%	3.00%	2	-13.89%	-12.66%	0.00%
December 31, 2013	1	2.16	2.38	1.40%	3.00%	2	-29.41%	-28.53%	0.00%
December 31, 2012	1	3.06	3.33	1.40%	3.00%	3	-20.31%	-19.37%	0.00%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2016	22	1.30	1.50	1.40%	3.00%	32	-12.75%	-10.71%	0.00%
December 31, 2015	20	1.49	1.68	1.40%	3.00%	33	-15.56%	-13.83%	0.00%
December 31, 2014	20	1.76	1.96	1.40%	3.00%	38	-20.72%	-19.66%	0.00%
December 31, 2013	33	2.22	2.44	1.40%	3.00%	79	-30.75%	-30.03%	0.00%
December 31, 2012	59	3.20	3.49	1.40%	3.00%	200	-20.60%	-19.77%	0.00%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2016	—	1.29	1.49	1.40%	3.00%	1	-22.75%	-21.28%	0.00%
December 31, 2015	—	1.67	1.89	1.40%	3.00%	1	-2.91%	-1.56%	0.00%
December 31, 2014	—	1.72	1.92	1.40%	3.00%	1	-11.17%	-9.86%	0.00%
December 31, 2013	2	1.93	2.13	1.40%	3.00%	4	-32.64%	-31.80%	0.00%
December 31, 2012	17	2.86	3.13	1.40%	3.00%	53	-20.11%	-19.12%	0.00%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2016	94	0.19	2.30	1.40%	3.00%	85	-14.60%	-9.52%	0.00%
December 31, 2015	125	0.21	2.66	1.40%	3.00%	134	-8.70%	-5.69%	0.00%
December 31, 2014	54	0.23	2.83	1.40%	3.00%	43	-16.78%	-14.81%	0.00%
December 31, 2013	253	0.27	3.36	1.40%	3.00%	464	-28.26%	-27.03%	0.00%
December 31, 2012	117	0.37	4.65	1.40%	3.00%	225	-19.01%	-17.78%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Japan 2X Strategy Fund
December 31, 2016	13	$11.20	$13.24	1.40%	3.00%	$160	5.66%	7.32%	0.00%
December 31, 2015	17	10.60	12.34	1.40%	3.00%	203	8.72%	10.48%	0.00%
December 31, 2014	26	9.75	11.17	1.40%	3.00%	268	-17.65%	-16.58%	0.00%
December 31, 2013	17	11.84	13.39	1.40%	3.00%	219	52.19%	53.89%	0.00%
December 31, 2012	13	7.78	8.71	1.40%	3.00%	108	17.27%	18.50%	0.00%
Rydex Leisure Fund
December 31, 2016	1	17.97	21.12	1.40%	3.00%	14	6.32%	8.03%	0.44%
December 31, 2015	10	16.63	19.55	1.40%	3.00%	187	-2.65%	-1.06%	0.08%
December 31, 2014	1	16.81	19.76	1.40%	3.00%	15	4.61%	5.99%	0.03%
December 31, 2013	18	15.86	18.65	1.40%	3.00%	314	39.08%	40.48%	2.28%
December 31, 2012	1	11.29	13.28	1.40%	3.00%	16	18.39%	19.64%	0.00%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2016	54	4.42	44.15	1.40%	3.00%	539	25.81%	28.12%	0.00%
December 31, 2015	56	3.45	34.53	1.40%	3.00%	461	-8.30%	-6.83%	0.00%
December 31, 2014	66	3.71	37.06	1.40%	3.00%	600	8.95%	10.42%	0.00%
December 31, 2013	61	3.36	33.58	1.40%	3.00%	804	46.67%	48.19%	0.00%
December 31, 2012	78	2.27	22.66	1.40%	3.00%	912	21.37%	22.70%	0.00%
Rydex NASDAQ-100® Fund
December 31, 2016	68	2.34	33.95	1.40%	3.00%	2,291	2.82%	5.88%	0.00%
December 31, 2015	82	2.21	32.48	1.40%	3.00%	2,634	5.04%	8.33%	0.00%
December 31, 2014	87	2.04	30.43	1.40%	3.00%	2,623	14.37%	17.24%	0.00%
December 31, 2013	96	1.74	26.28	1.40%	3.00%	2,498	31.40%	34.88%	0.00%
December 31, 2012	110	1.29	19.79	1.40%	3.00%	2,184	13.94%	16.22%	0.00%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2016	23	38.98	67.87	1.40%	3.00%	1,117	6.39%	8.07%	0.00%
December 31, 2015	25	36.64	62.80	1.40%	3.00%	1,147	11.23%	13.06%	0.00%
December 31, 2014	36	32.94	55.56	1.40%	3.00%	1,576	32.93%	34.69%	0.00%
December 31, 2013	43	24.78	41.25	1.40%	3.00%	1,240	75.97%	77.73%	0.00%
December 31, 2012	57	14.08	23.21	1.40%	3.00%	898	30.86%	32.25%	0.00%
Rydex Nova Fund
December 31, 2016	52	2.06	21.74	1.40%	3.00%	1,122	12.32%	15.73%	0.00%
December 31, 2015	54	1.78	19.16	1.40%	3.00%	1,017	-3.66%	-0.56%	0.00%
December 31, 2014	68	1.79	19.69	1.40%	3.00%	1,318	15.39%	18.54%	0.08%
December 31, 2013	95	1.51	16.92	1.40%	3.00%	1,567	45.55%	49.50%	0.11%
December 31, 2012	102	1.01	11.56	1.40%	3.00%	1,143	19.28%	21.69%	0.00%
Rydex Precious Metals Fund
December 31, 2016	88	5.69	8.03	1.40%	3.00%	621	60.60%	63.51%	0.00%
December 31, 2015	63	3.48	4.92	1.40%	3.00%	265	-32.40%	-31.36%	6.30%
December 31, 2014	74	5.07	7.17	1.40%	3.00%	460	-19.55%	-18.52%	0.11%
December 31, 2013	84	6.23	8.80	1.40%	3.00%	646	-47.40%	-46.80%	0.96%
December 31, 2012	115	11.71	16.55	1.40%	3.00%	1,691	-6.42%	-5.43%	0.00%
Rydex Real Estate Fund
December 31, 2016	4	16.58	22.83	1.40%	3.00%	76	6.90%	8.64%	0.82%
December 31, 2015	4	15.51	21.02	1.40%	3.00%	81	-5.43%	-3.84%	1.52%
December 31, 2014	25	16.40	21.86	1.40%	3.00%	465	17.82%	19.37%	1.46%
December 31, 2013	6	13.92	18.32	1.40%	3.00%	92	1.46%	2.47%	1.92%
December 31, 2012	9	13.72	17.88	1.40%	3.00%	145	15.59%	16.71%	1.09%
Rydex Retailing Fund
December 31, 2016	3	17.25	21.12	1.40%	3.00%	58	-2.65%	-1.08%	0.00%
December 31, 2015	5	17.72	21.35	1.40%	3.00%	102	-4.27%	-2.66%	0.00%
December 31, 2014	3	18.51	21.94	1.40%	3.00%	71	5.77%	7.13%	0.00%
December 31, 2013	6	17.50	20.48	1.40%	3.00%	119	32.58%	33.94%	0.01%
December 31, 2012	4	13.20	15.29	1.40%	3.00%	62	13.99%	15.20%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2016	53	$3.63	$36.33	1.40%	3.00%	$453	26.57%	28.72%	0.00%
December 31, 2015	40	2.82	28.25	1.40%	3.00%	208	-11.80%	-10.32%	0.00%
December 31, 2014	40	3.15	31.50	1.40%	3.00%	220	1.55%	2.94%	0.00%
December 31, 2013	39	3.06	30.63	1.40%	3.00%	292	54.79%	56.36%	0.00%
December 31, 2012	32	1.96	19.59	1.40%	3.00%	142	19.14%	20.41%	0.00%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2016	2	11.65	13.10	1.40%	3.00%	30	34.06%	36.17%	0.00%
December 31, 2015	4	8.69	9.62	1.40%	3.00%	36	-15.79%	-14.34%	0.00%
December 31, 2014	12	10.32	11.23	1.40%	3.00%	130	2.38%	3.69%	0.00%
December 31, 2013	43	10.08	10.83	1.40%	3.00%	464	81.29%	83.25%	0.00%
December 31, 2012	20	5.56	5.91	1.40%	3.00%	115	26.02%	27.37%	0.00%
Rydex S&P 500 2X Strategy Fund
December 31, 2016	37	19.85	33.16	1.40%	3.00%	982	16.83%	18.73%	0.00%
December 31, 2015	29	16.99	27.93	1.40%	3.00%	577	-4.55%	-3.02%	0.00%
December 31, 2014	40	17.80	28.80	1.40%	3.00%	829	21.34%	22.96%	0.00%
December 31, 2013	46	14.67	23.43	1.40%	3.00%	774	64.65%	66.43%	0.00%
December 31, 2012	55	8.91	14.08	1.40%	3.00%	550	26.38%	27.60%	0.00%
Rydex S&P 500 Pure Growth Fund
December 31, 2016	24	17.75	20.41	1.40%	3.00%	483	-0.45%	1.19%	0.00%
December 31, 2015	134	17.83	20.17	1.40%	3.00%	2,558	-1.93%	-0.30%	0.00%
December 31, 2014	126	18.18	20.24	1.40%	3.00%	2,433	9.39%	10.85%	0.00%
December 31, 2013	167	16.62	18.26	1.40%	3.00%	2,916	38.04%	39.39%	0.00%
December 31, 2012	26	12.04	13.10	1.40%	3.00%	333	10.56%	11.69%	0.00%
Rydex S&P 500 Pure Value Fund
December 31, 2016	21	18.06	20.76	1.40%	3.00%	438	13.94%	15.75%	1.16%
December 31, 2015	20	15.85	17.94	1.40%	3.00%	362	-12.09%	-10.61%	0.83%
December 31, 2014	73	18.03	20.07	1.40%	3.00%	1,404	7.96%	9.39%	0.33%
December 31, 2013	152	16.70	18.35	1.40%	3.00%	2,682	41.89%	43.27%	0.00%
December 31, 2012	58	11.77	12.81	1.40%	3.00%	729	19.25%	20.57%	0.44%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2016	8	21.31	24.50	1.40%	3.00%	196	-0.33%	1.28%	0.00%
December 31, 2015	10	21.38	24.19	1.40%	3.00%	246	-1.70%	-0.08%	0.00%
December 31, 2014	18	21.75	24.21	1.40%	3.00%	417	-4.19%	-2.92%	0.00%
December 31, 2013	14	22.70	24.94	1.40%	3.00%	354	30.88%	32.17%	0.00%
December 31, 2012	10	17.34	18.87	1.40%	3.00%	179	13.26%	14.45%	0.00%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2016	18	18.89	21.89	1.40%	3.00%	388	25.10%	27.12%	0.30%
December 31, 2015	7	15.10	17.22	1.40%	3.00%	112	-14.45%	-13.07%	0.15%
December 31, 2014	9	17.65	19.81	1.40%	3.00%	171	3.88%	5.25%	0.03%
December 31, 2013	15	16.99	18.83	1.40%	3.00%	286	32.53%	33.93%	0.04%
December 31, 2012	21	12.82	14.06	1.40%	3.00%	291	14.20%	15.34%	0.00%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2016	9	20.46	23.51	1.40%	3.00%	217	15.20%	17.02%	0.00%
December 31, 2015	10	17.76	20.09	1.40%	3.00%	207	-3.32%	-1.76%	0.00%
December 31, 2014	48	18.37	20.45	1.40%	3.00%	960	-2.65%	-1.36%	0.00%
December 31, 2013	57	18.87	20.74	1.40%	3.00%	1,142	37.94%	39.38%	0.00%
December 31, 2012	16	13.68	14.88	1.40%	3.00%	239	7.97%	9.06%	0.00%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2016	26	17.14	20.04	1.40%	3.00%	514	27.82%	29.96%	0.00%
December 31, 2015	15	13.41	15.42	1.40%	3.00%	233	-16.08%	-14.73%	0.00%
December 31, 2014	15	15.98	18.09	1.40%	3.00%	269	-1.36%	-0.11%	0.00%
December 31, 2013	25	16.20	18.11	1.40%	3.00%	446	39.41%	40.90%	0.29%
December 31, 2012	37	11.62	12.86	1.40%	3.00%	467	17.49%	18.74%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2016	—	$6.85	$7.78	1.40%	3.00%	$1	3.79%	5.56%	0.00%
December 31, 2015	2	6.60	7.37	1.40%	3.00%	13	10.00%	11.67%	0.00%
December 31, 2014	1	6.00	6.60	1.40%	3.00%	3	19.76%	21.32%	0.00%
December 31, 2013	1	5.01	5.44	1.40%	3.00%	6	-5.29%	-4.39%	0.00%
December 31, 2012	—	5.29	5.69	1.40%	3.00%	2	-8.64%	-7.63%	0.00%
Rydex Technology Fund
December 31, 2016	8	11.61	17.29	1.40%	3.00%	111	7.83%	9.53%	0.00%
December 31, 2015	19	10.60	15.79	1.40%	3.00%	274	-1.90%	-0.25%	0.00%
December 31, 2014	75	10.63	15.83	1.40%	3.00%	1,110	7.34%	8.72%	0.00%
December 31, 2013	46	9.78	14.56	1.40%	3.00%	637	32.20%	33.61%	0.00%
December 31, 2012	8	7.32	10.91	1.40%	3.00%	67	9.29%	10.43%	0.00%
Rydex Telecommunications Fund
December 31, 2016	5	8.30	11.54	1.40%	3.00%	47	13.88%	15.86%	0.21%
December 31, 2015	3	7.17	9.96	1.40%	3.00%	28	-9.47%	-8.03%	1.95%
December 31, 2014	5	7.80	10.83	1.40%	3.00%	56	-0.10%	1.17%	1.99%
December 31, 2013	4	7.71	10.71	1.40%	3.00%	44	14.76%	15.94%	1.06%
December 31, 2012	10	6.65	9.24	1.40%	3.00%	88	2.29%	3.42%	2.55%
Rydex Transportation Fund
December 31, 2016	2	20.45	23.57	1.40%	3.00%	41	11.99%	13.86%	0.00%
December 31, 2015	1	18.26	20.70	1.40%	3.00%	11	-16.62%	-15.29%	0.00%
December 31, 2014	22	21.90	24.44	1.40%	3.00%	519	19.54%	21.11%	0.00%
December 31, 2013	27	18.32	20.18	1.40%	3.00%	533	47.03%	48.63%	0.00%
December 31, 2012	—	12.46	13.59	1.40%	3.00%	2	14.84%	15.96%	0.00%
Rydex U.S. Government Money Market Fund
December 31, 2016	309	0.91	10.52	1.40%	5.36%	1,409	-3.02%	0.00%	0.00%
December 31, 2015	342	0.93	10.67	1.40%	4.63%	1,659	-2.93%	0.00%	0.00%
December 31, 2014	393	0.94	10.82	1.40%	4.81%	2,090	-2.63%	0.00%	0.00%
December 31, 2013	625	0.95	10.97	1.40%	5.36%	3,166	-2.45%	0.00%	0.00%
December 31, 2012	874	0.97	11.12	1.40%	6.25%	5,120	-2.39%	0.00%	0.00%
Rydex Utilities Fund
December 31, 2016	32	13.24	22.30	1.40%	3.00%	506	12.89%	14.73%	0.78%
December 31, 2015	33	11.54	19.44	1.40%	3.00%	456	-10.12%	-8.63%	2.66%
December 31, 2014	45	12.63	21.28	1.40%	3.00%	727	19.64%	21.21%	1.53%
December 31, 2013	25	10.42	17.56	1.40%	3.00%	352	10.93%	12.06%	1.92%
December 31, 2012	81	9.30	15.67	1.40%	3.00%	1,169	-1.30%	-0.32%	2.81%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2016	2	4.97	5.64	1.40%	3.00%	10	-11.25%	-9.90%	0.00%
December 31, 2015	2	5.60	6.26	1.40%	3.00%	11	-19.31%	-18.06%	0.00%
December 31, 2014	2	6.94	7.64	1.40%	3.00%	18	-24.07%	-22.98%	0.00%
December 31, 2013	3	9.14	9.92	1.40%	3.00%	26	-5.09%	-4.15%	0.00%
December 31, 2012	3	9.63	10.35	1.40%	3.00%	29	-1.63%	-0.58%	0.00%

Invesco Variable Insurance Funds:

Core Equity Fund
December 31, 2016	26	14.67	19.24	1.40%	3.00%	432	7.08%	10.26%	0.72%
December 31, 2015	34	13.70	17.45	1.40%	3.00%	517	-8.61%	-5.78%	1.08%
December 31, 2014	41	14.99	18.52	1.40%	3.00%	678	5.27%	8.18%	0.80%
December 31, 2013	53	14.24	17.12	1.40%	3.00%	808	26.24%	29.21%	1.36%
December 31, 2012	59	11.28	13.25	1.40%	3.00%	717	11.13%	13.93%	1.01%
Diversified Dividend Fund
December 31, 2016	29	16.31	17.53	1.40%	3.00%	498	11.41%	13.24%	1.38%
December 31, 2015	17	14.64	15.48	1.40%	3.00%	260	-0.95%	0.65%	1.43%
December 31, 2014	21	14.78	15.38	1.40%	3.00%	314	9.81%	11.29%	1.72%
December 31, 2013	21	13.46	13.82	1.40%	3.00%	289	27.95%	29.16%	1.10%
December 31, 2012	20	10.52	10.70	1.40%	3.00%	210	15.86%	17.07%	2.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Invesco Variable Insurance Funds: (continued)
Global Health Care Fund
December 31, 2016	58	$2.03	$20.64	1.40%	3.00%	$176	-14.08%	-11.27%	0.00%
December 31, 2015	102	2.32	23.78	1.40%	3.00%	411	0.09%	3.00%	0.00%
December 31, 2014	122	2.29	23.52	1.40%	3.00%	576	16.53%	19.73%	0.00%
December 31, 2013	167	1.94	20.02	1.40%	3.00%	638	37.16%	40.25%	0.63%
December 31, 2012	189	1.40	14.50	1.40%	3.00%	819	18.05%	21.37%	0.00%
Global Real Estate Fund
December 31, 2016	102	3.08	30.65	1.40%	3.00%	510	-1.00%	1.92%	1.52%
December 31, 2015	118	3.07	30.54	1.40%	3.00%	568	-4.37%	-1.35%	3.32%
December 31, 2014	127	3.16	31.51	1.40%	3.00%	644	11.54%	14.55%	1.50%
December 31, 2013	144	2.79	27.91	1.40%	3.00%	691	0.28%	2.54%	3.64%
December 31, 2012	159	2.76	27.56	1.40%	3.00%	742	25.09%	28.05%	0.53%
Government Money Market Fund
December 31, 2016	528	8.82	10.02	1.40%	3.00%	4,921	-2.86%	0.10%	0.08%
December 31, 2015	937	9.08	10.01	1.40%	3.00%	8,819	-2.99%	0.00%	0.01%
December 31, 2014	684	9.36	10.01	1.40%	3.00%	6,560	-2.60%	0.00%	0.01%
December 31, 2013	845	9.61	10.01	1.40%	3.00%	8,240	-2.34%	0.10%	0.03%
December 31, 2012	961	9.84	10.00	1.40%	3.00%	9,517	-1.60%	0.00%	0.02%
Inception May 1, 2012
High Yield Fund
December 31, 2016	71	16.27	18.74	1.40%	3.00%	1,283	7.96%	9.65%	4.89%
December 31, 2015	34	15.07	17.09	1.40%	3.00%	570	-6.05%	-4.53%	2.70%
December 31, 2014	122	16.04	17.90	1.40%	3.00%	2,131	-0.99%	0.34%	2.66%
December 31, 2013	138	16.20	17.84	1.40%	3.00%	2,417	4.52%	5.50%	1.63%
December 31, 2012	537	15.50	16.91	1.40%	3.00%	8,722	14.31%	15.51%	5.07%
Mid Cap Core Equity Fund
December 31, 2016	50	2.41	23.98	1.40%	3.00%	240	9.83%	11.57%	0.00%
December 31, 2015	54	2.16	21.54	1.40%	3.00%	227	-7.12%	-5.68%	0.10%
December 31, 2014	64	2.29	22.88	1.40%	3.00%	295	1.38%	2.69%	0.00%
December 31, 2013	66	2.23	22.30	1.40%	3.00%	286	25.41%	26.70%	0.51%
December 31, 2012	65	1.76	17.61	1.40%	3.00%	229	7.98%	9.32%	0.00%
Technology Fund
December 31, 2016	101	0.95	17.91	1.40%	3.00%	149	-3.63%	-0.77%	0.00%
December 31, 2015	104	0.97	18.34	1.40%	3.00%	202	3.63%	6.56%	0.00%
December 31, 2014	120	0.92	17.45	1.40%	3.00%	211	8.06%	10.91%	0.00%
December 31, 2013	140	0.84	15.96	1.40%	3.00%	199	22.23%	25.00%	0.00%
December 31, 2012	142	0.68	12.96	1.40%	3.00%	160	8.62%	11.39%	0.00%
Value Opportunities Fund
December 31, 2016	33	1.86	18.46	1.40%	3.00%	139	14.49%	16.25%	0.07%
December 31, 2015	37	1.60	15.91	1.40%	3.00%	136	-13.32%	-11.60%	2.05%
December 31, 2014	49	1.81	18.11	1.40%	3.00%	228	3.57%	4.80%	1.16%
December 31, 2013	55	1.73	17.28	1.40%	3.00%	264	30.13%	31.41%	1.17%
December 31, 2012	85	1.32	13.15	1.40%	3.00%	283	14.81%	16.81%	1.08%

Janus Aspen Series:

Balanced Portfolio
December 31, 2016	47	14.91	16.67	1.40%	3.00%	771	1.50%	3.16%	2.16%
December 31, 2015	51	14.69	16.16	1.40%	3.00%	817	-2.33%	-0.80%	1.85%
December 31, 2014	65	15.04	16.29	1.40%	3.00%	1,058	5.62%	7.03%	1.84%
December 31, 2013	60	14.24	15.22	1.40%	3.00%	911	17.30%	18.44%	1.54%
December 31, 2012	54	12.14	12.85	1.40%	3.00%	694	10.94%	12.03%	2.85%
Enterprise Portfolio
December 31, 2016	1,405	4.24	34.94	1.40%	3.00%	8,113	9.04%	12.47%	0.79%
December 31, 2015	1,566	3.77	31.62	1.40%	3.00%	8,433	0.97%	3.86%	0.87%
December 31, 2014	1,701	3.63	30.90	1.40%	3.00%	8,463	9.49%	12.73%	0.16%
December 31, 2013	1,859	3.22	27.88	1.40%	3.00%	8,372	29.26%	31.97%	0.50%
December 31, 2012	2,065	2.44	21.36	1.40%	3.00%	7,241	14.48%	17.31%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Janus Aspen Series: (continued)
Forty Portfolio
December 31, 2016	13	$16.53	$18.48	1.40%	3.00%	$245	-0.78%	0.76%	0.85%
December 31, 2015	24	16.66	18.34	1.40%	3.00%	436	8.89%	10.68%	0.95%
December 31, 2014	12	15.30	16.57	1.40%	3.00%	201	5.81%	7.18%	0.17%
December 31, 2013	14	14.46	15.46	1.40%	3.00%	220	28.18%	29.48%	0.71%
December 31, 2012	16	11.28	11.94	1.40%	3.00%	196	21.16%	22.34%	0.71%
Global Research Portfolio
December 31, 2016	1,956	3.30	16.50	1.40%	3.00%	6,723	-0.95%	0.92%	1.08%
December 31, 2015	2,218	3.27	16.43	1.40%	3.00%	7,725	-5.14%	-3.82%	0.65%
December 31, 2014	2,420	3.40	17.09	1.40%	3.00%	8,574	4.58%	5.92%	1.07%
December 31, 2013	2,632	3.21	16.16	1.40%	3.00%	8,801	25.32%	26.88%	1.21%
December 31, 2012	2,892	2.53	12.76	1.40%	3.00%	7,692	17.31%	18.48%	0.86%
Janus Portfolio
December 31, 2016	2,307	3.54	28.12	1.40%	3.00%	8,480	-2.41%	-0.84%	0.54%
December 31, 2015	2,525	3.57	28.44	1.40%	3.00%	9,445	2.23%	3.78%	0.64%
December 31, 2014	2,769	3.44	27.45	1.40%	3.00%	9,972	9.94%	11.33%	0.37%
December 31, 2013	2,987	3.09	24.66	1.40%	3.00%	9,714	27.28%	28.75%	0.79%
December 31, 2012	3,226	2.40	19.19	1.40%	3.00%	8,212	15.79%	17.07%	0.55%
Overseas Portfolio
December 31, 2016	148	2.56	25.42	1.40%	7.15%	892	-9.21%	-6.63%	4.27%
December 31, 2015	164	2.77	27.62	1.40%	6.05%	793	-11.26%	-8.54%	0.59%
December 31, 2014	192	3.08	30.72	1.40%	4.88%	975	-14.23%	-11.89%	5.35%
December 31, 2013	239	3.54	35.40	1.40%	4.85%	1,877	11.82%	14.76%	3.19%
December 31, 2012	290	3.13	31.33	1.40%	4.61%	1,402	10.78%	13.25%	0.64%
Perkins Mid Cap Value Portfolio
December 31, 2016	4	14.87	16.63	1.40%	3.00%	73	15.54%	17.36%	1.15%
December 31, 2015	3	12.87	14.17	1.40%	3.00%	45	-6.33%	-4.77%	1.21%
December 31, 2014	4	13.74	14.88	1.40%	3.00%	53	5.86%	7.20%	3.23%
December 31, 2013	4	12.98	13.88	1.40%	3.00%	62	23.15%	24.37%	1.19%
December 31, 2012	5	10.54	11.16	1.40%	3.00%	59	8.44%	9.63%	1.00%

Lazard Retirement Series, Inc.:

Emerging Markets Equity Portfolio
December 31, 2016	11	22.01	25.37	1.40%	3.00%	261	17.20%	19.11%	0.94%
December 31, 2015	12	18.78	21.30	1.40%	3.00%	240	-22.43%	-21.17%	0.86%
December 31, 2014	15	24.21	27.02	1.40%	3.00%	400	-7.17%	-5.95%	1.28%
December 31, 2013	37	26.08	28.73	1.40%	3.00%	1,048	-3.59%	-2.61%	1.24%
December 31, 2012	42	27.05	29.50	1.40%	3.00%	1,226	19.16%	20.36%	1.51%
International Equity Portfolio
December 31, 2016	20	12.85	14.81	1.40%	3.00%	284	-7.09%	-5.61%	0.99%
December 31, 2015	47	13.83	15.69	1.40%	3.00%	705	-1.28%	0.32%	1.72%
December 31, 2014	40	14.01	15.64	1.40%	3.00%	601	-6.79%	-5.50%	1.39%
December 31, 2013	49	15.03	16.55	1.40%	3.00%	793	17.88%	19.06%	1.60%
December 31, 2012	18	12.75	13.90	1.40%	3.00%	244	18.27%	19.42%	2.13%
US Small-Mid Cap Equity Portfolio
December 31, 2016	300	2.98	32.22	1.40%	3.00%	1,503	12.43%	15.75%	0.00%
December 31, 2015	311	2.61	28.29	1.40%	3.00%	1,236	-5.28%	-2.15%	0.00%
December 31, 2014	344	2.71	29.46	1.40%	3.00%	1,468	8.02%	11.16%	0.00%
December 31, 2013	378	2.48	26.94	1.40%	3.00%	1,375	32.10%	34.95%	0.00%
December 31, 2012	448	1.86	20.20	1.40%	3.00%	1,176	7.60%	10.06%	0.00%
US Strategic Equity Portfolio
December 31, 2016	34	1.87	19.33	1.40%	3.00%	154	6.21%	9.33%	0.11%
December 31, 2015	35	1.74	17.96	1.40%	3.00%	152	-8.25%	-5.39%	0.34%
December 31, 2014	47	1.86	19.31	1.40%	3.00%	345	11.66%	14.61%	0.72%
December 31, 2013	56	1.65	17.09	1.40%	3.00%	259	25.02%	28.06%	0.95%
December 31, 2012	50	1.30	13.53	1.40%	3.00%	206	11.29%	13.93%	0.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2016	5	$16.26	$18.18	1.40%	3.00%	$81	-1.75%	-0.22%	0.44%
December 31, 2015	10	16.55	18.22	1.40%	3.00%	177	-4.67%	-3.09%	0.23%
December 31, 2014	28	17.36	18.80	1.40%	3.00%	527	17.22%	18.69%	0.16%
December 31, 2013	28	14.81	15.84	1.40%	3.00%	440	44.21%	45.72%	0.36%
December 31, 2012	8	10.27	10.87	1.40%	3.00%	83	15.91%	17.13%	0.18%
ClearBridge Diversified Strategy Portfolio
December 31, 2016	20	13.73	15.35	1.40%	3.00%	311	11.63%	13.37%	1.83%
December 31, 2015	6	12.30	13.54	1.40%	3.00%	81	-7.17%	-5.64%	1.92%
December 31, 2014	7	13.25	14.35	1.40%	3.00%	97	10.60%	12.02%	2.65%
December 31, 2013	7	11.98	12.81	1.40%	3.00%	86	23.00%	24.25%	1.01%
December 31, 2012	36	9.74	10.31	1.40%	3.00%	372	11.44%	12.55%	3.67%
ClearBridge Large Cap Growth Portfolio
December 31, 2016	26	16.99	19.00	1.40%	3.00%	488	4.23%	5.91%	0.41%
December 31, 2015	52	16.30	17.94	1.40%	3.00%	919	6.54%	8.27%	1.01%
December 31, 2014	15	15.30	16.57	1.40%	3.00%	253	10.95%	12.42%	0.60%
December 31, 2013	12	13.79	14.74	1.40%	3.00%	183	34.54%	35.98%	0.44%
December 31, 2012	18	10.25	10.84	1.40%	3.00%	191	17.51%	18.60%	0.95%

Legg Mason Partners Variable Income Trust:

Western Asset Global High Yield Bond Portfolio
December 31, 2016	1	14.92	17.02	1.40%	3.00%	15	12.18%	14.00%	5.39%
December 31, 2015	1	13.30	14.93	1.40%	3.00%	18	-8.59%	-7.15%	4.39%
December 31, 2014	2	14.55	16.08	1.40%	3.00%	38	-3.77%	-2.55%	3.54%
December 31, 2013	5	15.12	16.50	1.40%	3.00%	79	3.70%	4.83%	6.99%
December 31, 2012	5	14.58	15.74	1.40%	3.00%	72	15.53%	16.68%	8.79%

Lord Abbett Series Fund, Inc.:

Calibrated Dividend Growth Portfolio
December 31, 2016	83	2.75	27.37	1.40%	3.00%	422	11.68%	13.17%	1.66%
December 31, 2015	74	2.43	24.17	1.40%	3.00%	380	-5.02%	-3.19%	1.65%
December 31, 2014	80	2.51	25.11	1.40%	3.00%	461	8.58%	9.84%	1.63%
December 31, 2013	106	2.29	22.86	1.40%	3.00%	540	24.91%	26.52%	1.67%
December 31, 2012	121	1.81	18.12	1.40%	3.00%	458	9.74%	11.04%	3.04%
Growth and Income Portfolio
December 31, 2016	1,056	2.29	24.80	1.40%	3.00%	3,026	13.61%	17.44%	1.44%
December 31, 2015	1,204	1.95	21.53	1.40%	3.00%	2,813	-5.70%	-2.99%	1.18%
December 31, 2014	1,300	2.01	22.53	1.40%	3.00%	3,240	4.75%	7.49%	0.66%
December 31, 2013	1,511	1.87	21.25	1.40%	3.00%	3,579	32.70%	35.51%	0.56%
December 31, 2012	1,651	1.38	15.86	1.40%	3.00%	3,086	9.42%	12.20%	0.93%

Neuberger Berman Advisers Management Trust:

Large Cap Value Portfolio
December 31, 2016	253	2.48	20.71	1.40%	3.00%	848	23.57%	27.18%	0.80%
December 31, 2015	255	1.95	16.53	1.40%	3.00%	723	-14.38%	-11.76%	0.72%
December 31, 2014	285	2.21	19.06	1.40%	3.00%	944	6.88%	9.95%	0.73%
December 31, 2013	325	2.01	17.62	1.40%	3.00%	986	28.01%	31.37%	1.14%
December 31, 2012	421	1.53	13.62	1.40%	3.00%	981	13.83%	15.91%	0.40%
Mid-Cap Growth Portfolio
December 31, 2016	65	1.92	24.59	1.40%	5.44%	276	1.32%	4.35%	0.00%
December 31, 2015	91	1.87	23.93	1.40%	4.62%	543	-1.75%	1.32%	0.00%
December 31, 2014	94	1.87	24.02	1.40%	4.81%	351	4.74%	7.58%	0.00%
December 31, 2013	130	1.76	22.75	1.40%	5.30%	384	29.47%	32.70%	0.00%
December 31, 2012	148	1.35	17.46	1.40%	6.22%	334	9.73%	12.77%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Neuberger Berman Advisers Management Trust: (continued)
Mid Cap Intrinsic Value Portfolio
December 31, 2016	31	$3.07	$30.55	1.40%	3.00%	$211	12.73%	14.55%	0.65%
December 31, 2015	32	2.68	26.73	1.40%	3.00%	151	-11.04%	-9.76%	0.93%
December 31, 2014	39	2.97	29.65	1.40%	3.00%	295	10.79%	12.50%	0.92%
December 31, 2013	33	2.64	26.45	1.40%	3.00%	174	33.78%	35.16%	1.08%
December 31, 2012	32	1.96	19.57	1.40%	3.00%	165	12.75%	13.95%	0.44%
Short Duration Bond Portfolio
December 31, 2016	251	1.32	12.47	1.40%	3.00%	525	-1.75%	0.72%	1.08%
December 31, 2015	283	1.32	12.53	1.40%	3.00%	619	-2.77%	0.73%	1.50%
December 31, 2014	312	1.34	12.71	1.40%	3.00%	690	-2.09%	0.74%	1.58%
December 31, 2013	341	1.35	12.83	1.40%	3.00%	858	-1.74%	0.00%	2.21%
December 31, 2012	338	1.36	12.93	1.40%	3.00%	905	2.09%	4.62%	2.47%
Socially Responsive Portfolio
December 31, 2016	6	18.92	21.81	1.40%	3.00%	131	6.59%	8.35%	0.50%
December 31, 2015	13	17.75	20.13	1.40%	3.00%	253	-3.38%	-1.85%	0.54%
December 31, 2014	14	18.37	20.51	1.40%	3.00%	293	7.43%	8.86%	0.59%
December 31, 2013	16	17.10	18.84	1.40%	3.00%	293	34.32%	35.73%	0.76%
December 31, 2012	12	12.73	13.88	1.40%	3.00%	161	8.34%	9.38%	0.20%

Northern Lights Variable Trust:

JNF SSGA Sector Rotation Portfolio
December 31, 2016	1,033	12.49	15.99	1.40%	3.00%	14,416	2.29%	5.41%	0.28%
December 31, 2015	1,142	12.21	15.17	1.40%	3.00%	15,333	-3.93%	-1.04%	0.61%
December 31, 2014	1,263	12.87	15.33	1.40%	3.00%	17,378	5.13%	8.03%	0.39%
December 31, 2013	1,352	12.09	14.19	1.40%	3.00%	17,466	33.00%	36.18%	0.88%
December 31, 2012	1,542	9.09	10.42	1.40%	3.00%	14,832	13.91%	16.82%	0.47%
JNF SSGA Tactical Allocation Portfolio
December 31, 2016	468	11.72	15.01	1.40%	10.79%	6,134	-2.33%	0.67%	0.92%
December 31, 2015	532	12.00	14.91	1.40%	9.36%	7,015	-6.76%	-3.93%	2.06%
December 31, 2014	597	12.71	15.52	1.40%	10.64%	8,302	4.04%	6.89%	1.74%
December 31, 2013	641	12.37	14.52	1.40%	28.92%	8,461	17.03%	19.80%	0.80%
December 31, 2012	723	10.57	12.12	1.40%	32.50%	8,079	7.94%	10.58%	1.20%

PIMCO Variable Insurance Trust:

All Asset Portfolio
December 31, 2016	17	12.15	13.73	1.40%	3.00%	227	9.56%	11.35%	2.57%
December 31, 2015	20	11.09	12.33	1.40%	3.00%	245	-11.70%	-10.26%	3.22%
December 31, 2014	22	12.56	13.74	1.40%	3.00%	306	-2.18%	-0.87%	5.23%
December 31, 2013	24	12.84	13.86	1.40%	3.00%	335	-2.06%	-1.14%	4.50%
December 31, 2012	28	13.11	14.02	1.40%	3.00%	390	12.15%	13.34%	5.20%
CommodityRealReturn Strategy Portfolio
December 31, 2016	5	5.18	5.86	1.40%	3.00%	31	11.64%	13.57%	1.08%
December 31, 2015	8	4.64	5.16	1.40%	3.00%	40	-27.84%	-26.70%	4.90%
December 31, 2014	10	6.43	7.04	1.40%	3.00%	71	-20.62%	-19.54%	0.34%
December 31, 2013	14	8.10	8.75	1.40%	3.00%	120	-16.75%	-15.87%	1.74%
December 31, 2012	15	9.73	10.40	1.40%	3.00%	156	2.85%	3.90%	2.74%
Emerging Markets Bond Portfolio
December 31, 2016	1	14.33	16.18	1.40%	3.00%	20	9.98%	11.74%	5.30%
December 31, 2015	1	13.03	14.48	1.40%	3.00%	13	-5.10%	-3.60%	5.24%
December 31, 2014	3	13.73	15.02	1.40%	3.00%	42	-1.22%	0.07%	5.25%
December 31, 2013	3	13.90	15.01	1.40%	3.00%	45	-9.15%	-8.25%	4.99%
December 31, 2012	7	15.30	16.36	1.40%	3.00%	111	15.04%	16.28%	4.93%
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2016	2	14.10	15.93	1.40%	3.00%	27	3.30%	5.01%	1.41%
December 31, 2015	3	13.65	15.17	1.40%	3.00%	40	-2.64%	-1.11%	2.80%
December 31, 2014	3	14.02	15.34	1.40%	3.00%	50	8.18%	9.57%	1.83%
December 31, 2013	3	12.96	14.00	1.40%	3.00%	47	-1.89%	-0.85%	1.87%
December 31, 2012	3	13.21	14.12	1.40%	3.00%	49	8.19%	9.29%	2.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
PIMCO Variable Insurance Trust: (continued)
Global Bond Unhedged Portfolio
December 31, 2016	7	$11.93	$13.47	1.40%	3.00%	$91	1.02%	2.59%	1.57%
December 31, 2015	15	11.81	13.13	1.40%	3.00%	193	-6.93%	-5.40%	1.74%
December 31, 2014	10	12.69	13.88	1.40%	3.00%	134	-0.39%	0.87%	2.28%
December 31, 2013	29	12.74	13.76	1.40%	3.00%	394	-10.66%	-9.77%	1.08%
December 31, 2012	32	14.26	15.25	1.40%	3.00%	484	4.39%	5.46%	1.55%
High Yield Portfolio
December 31, 2016	52	14.70	16.61	1.40%	3.00%	860	9.13%	10.88%	5.18%
December 31, 2015	9	13.47	14.98	1.40%	3.00%	135	-4.54%	-2.98%	5.19%
December 31, 2014	9	14.11	15.44	1.40%	3.00%	138	0.57%	1.91%	5.26%
December 31, 2013	54	14.03	15.15	1.40%	3.00%	817	3.24%	4.27%	5.42%
December 31, 2012	66	13.59	14.53	1.40%	3.00%	961	11.58%	12.72%	5.78%
Long-Term US Government Portfolio
December 31, 2016	5	15.08	16.95	1.40%	3.00%	80	-2.33%	-0.70%	1.97%
December 31, 2015	8	15.44	17.07	1.40%	3.00%	142	-4.28%	-2.74%	2.03%
December 31, 2014	9	16.13	17.55	1.40%	3.00%	150	20.73%	22.21%	2.28%
December 31, 2013	4	13.36	14.36	1.40%	3.00%	64	-15.01%	-14.11%	2.29%
December 31, 2012	18	15.72	16.72	1.40%	3.00%	302	1.95%	2.96%	2.17%
Low Duration Portfolio
December 31, 2016	8	10.85	12.20	1.40%	3.00%	97	-1.63%	0.00%	1.48%
December 31, 2015	11	11.03	12.20	1.40%	3.00%	131	-2.65%	-1.05%	2.89%
December 31, 2014	15	11.33	12.33	1.40%	3.00%	175	-1.82%	-0.56%	1.14%
December 31, 2013	14	11.54	12.40	1.40%	3.00%	166	-2.53%	-1.51%	1.48%
December 31, 2012	26	11.84	12.59	1.40%	3.00%	324	3.40%	4.39%	1.96%
Real Return Portfolio
December 31, 2016	444	1.50	14.93	1.40%	3.00%	1,240	2.14%	3.45%	2.27%
December 31, 2015	577	1.45	14.43	1.40%	3.00%	1,359	-5.59%	-3.97%	3.70%
December 31, 2014	676	1.51	15.08	1.40%	3.00%	1,683	0.31%	1.55%	1.41%
December 31, 2013	762	1.49	14.85	1.40%	3.00%	2,184	-11.39%	-10.24%	1.61%
December 31, 2012	975	1.66	16.59	1.40%	3.00%	2,883	6.15%	7.24%	1.07%
Short-Term Portfolio
December 31, 2016	26	9.75	11.23	1.40%	3.00%	293	-0.61%	0.99%	1.57%
December 31, 2015	30	9.81	11.12	1.40%	3.00%	330	-1.90%	-0.36%	0.96%
December 31, 2014	30	10.00	11.16	1.40%	3.00%	334	-1.96%	-0.71%	0.70%
December 31, 2013	35	10.20	11.24	1.40%	3.00%	398	-1.83%	-0.79%	0.76%
December 31, 2012	36	10.39	11.33	1.40%	3.00%	407	0.38%	1.34%	0.92%
Total Return Portfolio
December 31, 2016	599	1.58	15.72	1.40%	3.00%	2,144	-0.36%	1.28%	2.10%
December 31, 2015	895	1.56	15.56	1.40%	3.00%	3,957	-2.49%	-1.18%	5.13%
December 31, 2014	944	1.58	15.75	1.40%	3.00%	3,817	1.52%	3.27%	2.24%
December 31, 2013	1,001	1.53	15.34	1.40%	3.00%	2,982	-4.29%	-3.28%	2.16%
December 31, 2012	1,401	1.59	15.86	1.40%	3.00%	5,556	6.95%	8.16%	2.57%

Pioneer Variable Contracts Trust:

Emerging Markets Portfolio
December 31, 2016	8	6.70	7.53	1.40%	3.00%	58	2.76%	4.44%	0.10%
December 31, 2015	9	6.52	7.21	1.40%	3.00%	64	-18.09%	-16.74%	3.55%
December 31, 2014	9	7.96	8.66	1.40%	3.00%	82	-15.09%	-14.00%	0.23%
December 31, 2013	13	9.37	10.07	1.40%	3.00%	131	-4.58%	-3.54%	0.89%
December 31, 2012	22	9.82	10.44	1.40%	3.00%	225	8.99%	10.13%	0.23%
Equity Income Portfolio
December 31, 2016	162	2.19	23.69	1.40%	3.00%	661	15.97%	19.25%	1.87%
December 31, 2015	166	1.86	20.22	1.40%	3.00%	520	-2.72%	0.42%	1.84%
December 31, 2014	177	1.88	20.58	1.40%	3.00%	553	9.76%	12.80%	2.61%
December 31, 2013	236	1.69	18.60	1.40%	3.00%	666	25.78%	28.66%	2.24%
December 31, 2012	291	1.33	14.69	1.40%	3.00%	682	7.36%	10.07%	3.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
Pioneer Variable Contracts Trust: (continued)
Fund Portfolio
December 31, 2016	47	$1.63	$18.79	1.40%	3.00%	$271	6.35%	9.69%	1.07%
December 31, 2015	37	1.50	17.46	1.40%	3.00%	155	-3.31%	-0.51%	0.82%
December 31, 2014	37	1.53	17.88	1.40%	3.00%	176	7.86%	10.67%	0.87%
December 31, 2013	64	1.40	16.44	1.40%	3.00%	201	29.85%	32.84%	0.95%
December 31, 2012	83	1.07	12.58	1.40%	3.00%	314	7.33%	9.84%	1.26%
High Yield Portfolio
December 31, 2016	6	14.96	17.07	1.40%	3.00%	106	10.41%	12.16%	4.63%
December 31, 2015	5	13.55	15.22	1.40%	3.00%	74	-7.13%	-5.58%	4.50%
December 31, 2014	5	14.59	16.12	1.40%	3.00%	86	-2.93%	-1.65%	4.48%
December 31, 2013	6	15.03	16.39	1.40%	3.00%	92	9.15%	10.22%	5.00%
December 31, 2012	7	13.77	14.87	1.40%	3.00%	106	12.96%	14.12%	5.26%
Mid Cap Value Portfolio
December 31, 2016	6	16.41	18.72	1.40%	3.00%	108	12.78%	14.64%	0.47%
December 31, 2015	4	14.55	16.33	1.40%	3.00%	64	-9.12%	-7.69%	1.46%
December 31, 2014	22	16.01	17.69	1.40%	3.00%	376	11.80%	13.25%	0.85%
December 31, 2013	4	14.32	15.62	1.40%	3.00%	61	29.59%	30.93%	0.65%
December 31, 2012	5	11.05	11.93	1.40%	3.00%	56	8.12%	9.25%	0.98%
Strategic Income Portfolio
December 31, 2016	13	13.16	14.79	1.40%	3.00%	185	4.11%	5.79%	3.28%
December 31, 2015	8	12.64	13.98	1.40%	3.00%	107	-4.46%	-2.85%	2.99%
December 31, 2014	57	13.23	14.39	1.40%	3.00%	785	0.99%	2.20%	3.42%
December 31, 2013	35	13.10	14.08	1.40%	3.00%	481	-1.50%	-0.42%	4.06%
December 31, 2012	32	13.30	14.14	1.40%	3.00%	450	8.57%	9.61%	4.65%

Royce Capital Fund:

Micro-Cap Portfolio
December 31, 2016	45	2.65	26.34	1.40%	3.00%	190	16.18%	17.83%	0.75%
December 31, 2015	48	2.25	22.37	1.40%	3.00%	208	-15.05%	-13.46%	0.00%
December 31, 2014	59	2.60	25.98	1.40%	3.00%	354	-6.10%	-5.04%	0.00%
December 31, 2013	70	2.74	27.36	1.40%	3.00%	388	18.07%	19.65%	0.48%
December 31, 2012	79	2.29	22.93	1.40%	3.00%	365	5.02%	6.11%	0.00%
Small-Cap Portfolio
December 31, 2016	107	3.41	33.92	1.40%	3.00%	578	17.37%	19.23%	1.76%
December 31, 2015	122	2.86	28.51	1.40%	3.00%	558	-14.41%	-13.07%	0.68%
December 31, 2014	152	3.29	32.86	1.40%	3.00%	780	0.52%	1.86%	0.12%
December 31, 2013	178	3.23	32.32	1.40%	3.00%	986	31.57%	32.92%	1.06%
December 31, 2012	195	2.43	24.32	1.40%	3.00%	803	9.82%	10.96%	0.09%

Third Avenue Variable Series Trust:

Value Portfolio
December 31, 2016	360	2.06	20.49	1.40%	3.00%	1,081	8.93%	10.75%	0.80%
December 31, 2015	375	1.86	18.56	1.40%	3.00%	939	-11.59%	-10.14%	3.35%
December 31, 2014	389	2.07	20.72	1.40%	3.00%	1,087	1.55%	2.83%	2.92%
December 31, 2013	414	2.02	20.15	1.40%	3.00%	1,128	16.15%	17.44%	3.20%
December 31, 2012	468	1.72	17.18	1.40%	3.00%	1,253	24.34%	25.58%	0.84%

VanEck VIP Trust:

Emerging Markets Fund
December 31, 2016	222	2.41	25.04	1.40%	5.39%	741	-2.86%	0.00%	0.47%
December 31, 2015	241	2.44	25.43	1.40%	4.65%	909	-16.54%	-14.05%	0.57%
December 31, 2014	292	2.87	30.05	1.40%	4.82%	1,278	-3.08%	-0.41%	0.52%
December 31, 2013	315	2.93	30.64	1.40%	5.34%	1,428	9.38%	11.98%	1.56%
December 31, 2012	362	2.65	27.74	1.40%	6.20%	1,467	26.69%	29.94%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIO
VanEck VIP Trust: (continued)
Global Hard Assets Fund
December 31, 2016	287	$3.02	$25.57	1.40%	7.20%	$1,280	39.51%	43.43%	0.41%
December 31, 2015	315	2.13	18.09	1.40%	5.98%	1,022	-35.44%	-33.42%	0.03%
December 31, 2014	351	3.25	27.63	1.40%	4.86%	1,702	-21.24%	-19.10%	0.09%
December 31, 2013	392	4.07	34.68	1.40%	4.85%	2,463	7.89%	10.69%	0.68%
December 31, 2012	405	3.73	31.82	1.40%	4.60%	2,237	0.92%	3.44%	0.59%
Unconstrained Emerging Markets Bond Fund
December 31, 2016	83	1.62	15.39	1.40%	7.16%	209	3.25%	6.67%	0.00%
December 31, 2015	91	1.55	14.70	1.40%	6.05%	225	-15.61%	-13.33%	6.76%
December 31, 2014	101	1.81	17.20	1.40%	4.92%	317	-0.58%	2.27%	4.69%
December 31, 2013	112	1.79	17.09	1.40%	4.83%	343	-11.30%	-9.09%	2.66%
December 31, 2012	165	2.00	19.08	1.40%	4.63%	587	3.02%	5.68%	2.46%

Wells Fargo VT Funds:

Discovery Fund
December 31, 2016	81	22.90	30.81	1.40%	3.00%	2,116	4.47%	7.65%	0.00%
December 31, 2015	90	21.92	28.62	1.40%	3.00%	2,204	-4.36%	-1.48%	0.00%
December 31, 2014	118	22.92	29.05	1.40%	3.00%	2,988	-2.34%	0.38%	0.00%
December 31, 2013	148	23.47	28.94	1.40%	3.00%	3,776	40.37%	43.77%	0.01%
December 31, 2012	141	16.72	20.13	1.40%	3.00%	2,540	14.99%	17.72%	0.00%
Opportunity Fund
December 31, 2016	296	2.76	33.42	1.40%	7.18%	1,627	8.88%	12.20%	2.01%
December 31, 2015	358	2.46	30.28	1.40%	6.08%	1,677	-5.94%	-3.15%	0.13%
December 31, 2014	424	2.54	31.76	1.40%	4.92%	2,128	7.47%	10.43%	0.06%
December 31, 2013	468	2.30	29.20	1.40%	4.87%	2,080	27.62%	30.68%	0.19%
December 31, 2012	515	1.76	22.66	1.40%	4.63%	1,836	12.77%	15.79%	0.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Growth and Income		128,863.6	24,274.6	(33,747.9)	119,390.3
THE ALGER PORTFOLIOS:
Capital Appreciation		891,624.1	22,849.1	(97,082.1)	817,391.1
Large Cap Growth		1,171,169.4	15,985.7	(153,666.7)	1,033,488.4
Mid Cap Growth		536,281.7	9,349.0	(69,250.9)	476,379.8
Small Cap Growth		490,962.3	4,071.1	(80,064.1)	414,969.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		24,402.6	5,832.2	(4,284.1)	25,950.7
Income & Growth		386,324.3	25,225.9	(49,588.4)	361,961.8
Inflation Protection		24,952.8	10,020.0	(17,175.2)	17,797.6
International		213,563.6	3,866.9	(20,688.7)	196,741.8
Large Company Value		4,100.2	3,431.6	(437.0)	7,094.8
Ultra		3,301.8	5.5	(1,043.1)	2,264.2
Value		592,101.0	47,898.1	(95,182.5)	544,816.6
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		464,761.7	87,097.4	(142,082.3)	409,776.8
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		9,575.2	10,349.1	(4,036.9)	15,887.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		579,739.4	10,226.7	(85,956.9)	504,009.2
DREYFUS STOCK INDEX FUND:		3,171,195.4	168,281.7	(470,563.2)	2,868,913.9
DREYFUS VARIABLE INVESTMENT FUND:
International Value		292,297.7	37,347.1	(57,319.6)	272,325.2
FEDERATED INSURANCE SERIES:
High Income Bond II		196,516.5	10,326.2	(21,508.7)	185,334.0
Kaufmann II		7,746.7	8,227.2	(8,999.3)	6,974.6
Managed Volatility II		206,431.3	7,901.1	(58,661.2)	155,671.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity		19,090.6	2,699.9	(18,931.0)	2,859.5
CLS AdvisorOne Growth and Income		14,197.4	220.9	(12,510.6)	1,907.7
Long Short Equity		18,120.9	4,057.3	(10,977.4)	11,200.8
Multi-Hedge Strategies		296.1	1,273.3	(1,376.5)	192.9
Rydex Banking		2,918.7	45,337.7	(2,081.3)	46,175.1
Rydex Basic Materials		4,366.8	21,817.4	(7,894.2)	18,290.0
Rydex Biotechnology		33,556.1	5,563.6	(19,342.9)	19,776.8
Rydex Commodities Strategy		8,508.7	4,035.7	(4,305.5)	8,238.9
Rydex Consumer Products		8,997.4	41,078.7	(27,946.4)	22,129.7
Rydex Dow 2X Strategy		28,513.7	24,731.0	(35,104.0)	18,140.7
Rydex Electronics		9,867.2	4,199.4	(589.5)	13,477.1
Rydex Energy		32,422.6	68,340.0	(28,696.8)	72,065.8
Rydex Energy Services		21,257.8	4,269.6	(8,252.8)	17,274.6
Rydex Europe 1.25X Strategy		22,366.2	4,463.0	(10,141.9)	16,687.3
Rydex Financial Services		10,337.7	22,291.8	(4,924.3)	27,705.2
Rydex Government Long Bond 1.2X Strategy		96,531.2	110,691.7	(175,659.8)	31,563.1
Rydex Health Care		33,744.2	3,905.1	(18,060.3)	19,589.0
Rydex Internet		6,471.5	2,427.1	(5,648.3)	3,250.3
Rydex Inverse Dow 2X Strategy		91,895.4	682,366.8	(626,578.0)	147,684.2
Rydex Inverse Government Long Bond Strategy		14,802.2	27,700.2	(30,264.5)	12,237.9
Rydex Inverse Mid-Cap Strategy		1,013.1	—	—	1,013.1
Rydex Inverse NASDAQ-100® Strategy		19,988.2	142,796.1	(141,152.1)	21,632.2
Rydex Inverse Russell 2000® Strategy		383.9	7,759.0	(7,791.9)	351.0
Rydex Inverse S&P 500 Strategy		124,800.1	63,753.7	(94,201.2)	94,352.6
Rydex Japan 2X Strategy		17,445.9	3,641.0	(8,167.1)	12,919.8
Rydex Leisure		10,206.0	1,802.4	(11,233.3)	775.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Mid Cap 1.5X Strategy		56,070.9	23,023.5	(25,444.6)	53,649.8
Rydex NASDAQ-100®		81,713.8	41,444.7	(54,916.1)	68,242.4
Rydex NASDAQ-100® 2X Strategy		25,362.3	29,383.4	(32,232.0)	22,513.7
Rydex Nova		53,854.2	3,287.0	(5,049.2)	52,092.0
Rydex Precious Metals		62,945.1	176,109.1	(151,450.7)	87,603.5
Rydex Real Estate		4,392.1	2,829.7	(3,442.8)	3,779.0
Rydex Retailing		5,108.4	1,313.7	(3,509.8)	2,912.3
Rydex Russell 2000® 1.5X Strategy		40,373.2	43,317.6	(30,462.4)	53,228.4
Rydex Russell 2000® 2X Strategy		3,760.2	165.2	(1,600.7)	2,324.7
Rydex S&P 500 2X Strategy		28,872.7	140,161.6	(131,653.6)	37,380.7
Rydex S&P 500 Pure Growth		134,012.6	34,521.4	(144,650.9)	23,883.1
Rydex S&P 500 Pure Value		20,226.0	14,419.8	(13,497.5)	21,148.3
Rydex S&P MidCap 400 Pure Growth		10,291.0	2,601.7	(4,778.4)	8,114.3
Rydex S&P MidCap 400 Pure Value		6,541.8	42,258.6	(30,486.0)	18,314.4
Rydex S&P SmallCap 600 Pure Growth		10,391.4	6,812.7	(7,883.5)	9,320.6
Rydex S&P SmallCap 600 Pure Value		15,281.2	55,274.6	(44,364.0)	26,191.8
Rydex Strengthening Dollar 2X Strategy		1,790.3	6,807.0	(8,514.3)	83.0
Rydex Technology		19,487.5	4,516.7	(15,846.4)	8,157.8
Rydex Telecommunications		3,014.7	13,258.0	(10,913.9)	5,358.8
Rydex Transportation		558.9	1,971.7	(715.8)	1,814.8
Rydex U.S. Government Money Market		341,723.8	11,406.3	(44,033.0)	309,097.1
Rydex Utilities		32,580.9	40,003.8	(40,541.3)	32,043.4
Rydex Weakening Dollar 2X Strategy		1,813.7	1,527.2	(1,608.4)	1,732.5
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		33,965.6	3,814.6	(11,647.7)	26,132.5
Diversified Dividend		16,835.6	55,204.4	(43,337.0)	28,703.0
Global Health Care		101,740.1	1,352.9	(44,711.5)	58,381.5
Global Real Estate		118,456.6	5,123.6	(21,115.6)	102,464.6
Government Money Market	a	936,619.3	1,404,739.3	(1,813,175.0)	528,183.6
High Yield		33,831.9	85,966.3	(49,088.8)	70,709.4
Mid Cap Core Equity		53,875.9	1,548.0	(5,882.9)	49,541.0
Technology		104,467.8	3,568.2	(7,285.2)	100,750.8
Value Opportunities		37,443.1	—	(4,525.4)	32,917.7
JANUS ASPEN SERIES:
Balanced		50,876.5	4,562.2	(8,834.3)	46,604.4
Enterprise		1,566,253.7	35,178.3	(196,399.3)	1,405,032.7
Forty		23,812.6	4,417.3	(14,990.5)	13,239.4
Global Research		2,217,853.0	34,427.0	(296,019.7)	1,956,260.3
Janus		2,525,200.3	44,390.8	(262,704.5)	2,306,886.6
Overseas		164,133.1	41,240.9	(57,468.9)	147,905.1
Perkins Mid Cap Value		3,171.9	1,345.7	(136.9)	4,380.7
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		11,670.1	8,345.9	(9,276.4)	10,739.6
International Equity		46,674.3	14,125.8	(41,111.3)	19,688.8
US Small-Mid Cap Equity		310,614.0	45,219.4	(56,161.8)	299,671.6
US Strategic Equity		34,966.9	211.4	(1,336.6)	33,841.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		9,845.1	582.3	(5,883.2)	4,544.2
ClearBridge Dividend Strategy		6,001.2	21,725.6	(7,273.7)	20,453.1
ClearBridge Large Cap Growth		51,927.1	35,527.7	(61,292.8)	26,162.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		1,196.4	—	(316.0)	880.4
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		74,460.9	45,215.3	(36,663.0)	83,013.2
Growth and Income		1,204,425.7	47,442.2	(195,741.7)	1,056,126.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		255,148.6	17,245.7	(19,243.8)	253,150.5
Mid-Cap Growth		90,668.0	2,818.6	(28,819.1)	64,667.5
Mid Cap Intrinsic Value		31,677.9	5,424.7	(6,171.3)	30,931.3
Short Duration Bond		282,588.7	32,141.7	(63,781.9)	250,948.5
Socially Responsive		12,716.8	194.7	(6,732.5)	6,179.0
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSGA Sector Rotation		1,141,887.3	16,997.6	(125,802.3)	1,033,082.6
JNF SSGA Tactical Allocation		531,689.8	14,773.6	(78,320.9)	468,142.5
PIMCO VARIABLE INSURANCE TRUST:
All Asset		19,854.7	679.5	(3,964.5)	16,569.7
CommodityRealReturn Strategy		7,684.1	134.9	(2,449.2)	5,369.8
Emerging Markets Bond		908.7	956.8	(625.2)	1,240.3
Foreign Bond US Dollar-Hedged		2,662.4	1,037.6	(2,011.3)	1,688.7
Global Bond Unhedged		15,102.1	37,979.7	(46,275.6)	6,806.2
High Yield		9,006.7	89,740.9	(46,948.6)	51,799.0
Long-Term US Government		8,437.8	39,962.7	(43,625.4)	4,775.1
Low Duration		10,764.5	3,372.5	(6,023.4)	8,113.6
Real Return		577,052.6	47,192.6	(180,133.9)	444,111.3
Short-Term		29,853.8	2,242.7	(5,923.3)	26,173.2
Total Return		894,843.4	76,753.9	(372,100.4)	599,496.9
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value	b	4,096.1	—	(4,096.1)	—
Emerging Markets		8,906.4	52,667.2	(53,856.7)	7,716.9
Equity Income		165,830.7	29,211.9	(32,609.0)	162,433.6
Fund		37,037.6	17,074.6	(6,631.2)	47,481.0
High Yield		4,913.8	1,621.2	(273.1)	6,261.9
Mid Cap Value		3,949.0	3,772.3	(1,835.4)	5,885.9
Strategic Income		7,762.3	19,561.7	(14,753.1)	12,570.9
ROYCE CAPITAL FUND:
Micro-Cap		47,506.5	3,616.2	(6,353.3)	44,769.4
Small-Cap		121,501.1	6,112.6	(21,053.2)	106,560.5
THIRD AVENUE VARIABLE SERIES TRUST:
Value		374,811.7	16,726.2	(31,768.2)	359,769.7
VANECK VIP TRUST:	c
Emerging Markets		241,329.2	21,487.8	(40,392.9)	222,424.1
Global Hard Assets		314,904.9	31,919.5	(60,077.1)	286,747.3
Unconstrained Emerging Markets Bond		91,241.1	10,454.2	(18,386.3)	83,309.0
WELLS FARGO VT FUNDS:
Discovery		89,737.9	2,183.9	(10,687.4)	81,234.4
Opportunity		357,739.7	9,494.6	(71,207.4)	296,026.9
		26,542,312.2	5,071,033.0	(8,256,078.4)	23,357,266.8

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
THE ALGER PORTFOLIOS:
Capital Appreciation		998,393.5	23,683.7	(130,453.1)	891,624.1
Large Cap Growth		1,308,429.6	25,097.1	(162,357.3)	1,171,169.4
Mid Cap Growth		606,389.7	8,398.7	(78,506.7)	536,281.7
Small Cap Growth		545,394.4	4,774.1	(59,206.2)	490,962.3
AB VARIABLE PRODUCTS SERIES FUND, INC:	a
Growth and Income		160,471.3	19,873.3	(51,481.0)	128,863.6
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		28,539.1	1,396.0	(5,532.5)	24,402.6
Income & Growth		454,491.6	27,529.0	(95,696.3)	386,324.3
Inflation Protection		23,232.1	23,919.3	(22,198.6)	24,952.8
International		269,055.7	38,532.2	(94,024.3)	213,563.6
Large Company Value		4,577.6	—	(477.4)	4,100.2
Ultra		1,983.1	1,333.3	(14.6)	3,301.8
Value		670,054.6	13,467.9	(91,421.5)	592,101.0
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		562,050.6	9,884.3	(107,173.2)	464,761.7
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond	b	327.8	—	(327.8)	—
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		15,229.3	2,429.7	(8,083.8)	9,575.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		608,822.1	9,759.9	(38,842.6)	579,739.4
DREYFUS STOCK INDEX FUND:		3,544,737.1	76,186.1	(449,727.8)	3,171,195.4
DREYFUS VARIABLE INVESTMENT FUND:
International Value		312,034.6	8,988.2	(28,725.1)	292,297.7
FEDERATED INSURANCE SERIES:
High Income Bond II		205,635.3	1,239.7	(10,358.5)	196,516.5
Kaufmann II		8,149.3	678.7	(1,081.3)	7,746.7
Managed Volatility II		224,443.4	56,149.6	(74,161.7)	206,431.3
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity	c	20,906.9	238.7	(2,055.0)	19,090.6
CLS AdvisorOne Growth and Income	d	16,073.8	789.7	(2,666.1)	14,197.4
Long Short Equity		16,595.0	12,293.7	(10,767.8)	18,120.9
Multi-Hedge Strategies		352.1	—	(56.0)	296.1
Rydex Banking		4,175.0	4,586.2	(5,842.5)	2,918.7
Rydex Basic Materials		7,296.8	18,385.0	(21,315.0)	4,366.8
Rydex Biotechnology		54,832.6	25,930.6	(47,207.1)	33,556.1
Rydex Commodities Strategy		13,469.0	3,601.3	(8,561.6)	8,508.7
Rydex Consumer Products		9,000.6	23,152.2	(23,155.4)	8,997.4
Rydex Dow 2X Strategy		32,096.6	6,368.2	(9,951.1)	28,513.7
Rydex Electronics		12,354.2	1,913.1	(4,400.1)	9,867.2
Rydex Energy		38,162.5	15,336.4	(21,076.3)	32,422.6
Rydex Energy Services		23,803.6	14,579.6	(17,125.4)	21,257.8
Rydex Europe 1.25X Strategy		30,031.1	11,026.9	(18,691.8)	22,366.2
Rydex Financial Services		25,222.4	2,375.2	(17,259.9)	10,337.7
Rydex Government Long Bond 1.2X Strategy		77,768.0	162,647.4	(143,884.2)	96,531.2
Rydex Health Care		77,991.4	51,976.5	(96,223.7)	33,744.2
Rydex Internet		7,128.0	5,464.6	(6,121.1)	6,471.5
Rydex Inverse Dow 2X Strategy		105,029.2	6,975,659.0	(6,988,792.8)	91,895.4
Rydex Inverse Government Long Bond Strategy		31,347.0	23,691.4	(40,236.2)	14,802.2
Rydex Inverse Mid-Cap Strategy		1,013.1	—	—	1,013.1
Rydex Inverse NASDAQ-100® Strategy		19,517.5	4,950,792.2	(4,950,321.5)	19,988.2
Rydex Inverse Russell 2000® Strategy		415.8	405,534.2	(405,566.1)	383.9
Rydex Inverse S&P 500 Strategy		54,168.0	309,492.4	(238,860.3)	124,800.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Japan 2X Strategy		25,912.5	22,614.8	(31,081.4)	17,445.9
Rydex Leisure		890.2	34,475.4	(25,159.6)	10,206.0
Rydex Mid Cap 1.5X Strategy		65,771.8	11,545.9	(21,246.8)	56,070.9
Rydex NASDAQ-100®		87,140.2	175,664.2	(181,090.6)	81,713.8
Rydex NASDAQ-100® 2X Strategy		36,200.1	214,620.8	(225,458.6)	25,362.3
Rydex Nova		68,308.6	5,071.1	(19,525.5)	53,854.2
Rydex Precious Metals		73,792.3	15,835.9	(26,683.1)	62,945.1
Rydex Real Estate		25,102.3	2,115.7	(22,825.9)	4,392.1
Rydex Retailing		3,424.5	2,787.1	(1,103.2)	5,108.4
Rydex Russell 2000® 1.5X Strategy		39,880.2	11,978.2	(11,485.2)	40,373.2
Rydex Russell 2000® 2X Strategy		11,606.5	484.6	(8,330.9)	3,760.2
Rydex S&P 500 2X Strategy		40,208.7	13,830.9	(25,166.9)	28,872.7
Rydex S&P 500 Pure Growth		126,229.3	214,102.1	(206,318.8)	134,012.6
Rydex S&P 500 Pure Value		72,968.1	150,099.2	(202,841.3)	20,226.0
Rydex S&P MidCap 400 Pure Growth		17,866.8	70,995.6	(78,571.4)	10,291.0
Rydex S&P MidCap 400 Pure Value		8,711.5	14,169.9	(16,339.6)	6,541.8
Rydex S&P SmallCap 600 Pure Growth		48,386.7	84,403.3	(122,398.6)	10,391.4
Rydex S&P SmallCap 600 Pure Value		15,050.6	9,508.2	(9,277.6)	15,281.2
Rydex Strengthening Dollar 2X Strategy		502.6	9,425.1	(8,137.4)	1,790.3
Rydex Technology		75,041.0	11,285.6	(66,839.1)	19,487.5
Rydex Telecommunications		5,355.8	2,675.2	(5,016.3)	3,014.7
Rydex Transportation		21,580.4	242.0	(21,263.5)	558.9
Rydex U.S. Government Money Market		393,472.9	4,547.1	(56,296.2)	341,723.8
Rydex Utilities		44,887.9	11,773.2	(24,080.2)	32,580.9
Rydex Weakening Dollar 2X Strategy		2,430.8	521.7	(1,138.8)	1,813.7
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		41,371.0	181.9	(7,587.3)	33,965.6
Diversified Dividend		20,513.1	5,595.4	(9,272.9)	16,835.6
Global Health Care		122,316.4	12,468.2	(33,044.5)	101,740.1
Global Real Estate		126,637.1	2,884.8	(11,065.3)	118,456.6
High Yield		121,830.5	33,452.1	(121,450.7)	33,831.9
Mid Cap Core Equity		64,178.5	2,144.7	(12,447.3)	53,875.9
Government Money Market	i	683,660.2	3,139,574.0	(2,886,614.9)	936,619.3
Technology		120,080.4	7,599.4	(23,212.0)	104,467.8
Value Opportunities		48,976.4	559.8	(12,093.1)	37,443.1
JANUS ASPEN SERIES:
Balanced		65,466.5	2,800.1	(17,390.1)	50,876.5
Enterprise		1,701,421.2	50,817.8	(185,985.3)	1,566,253.7
Forty		12,160.4	20,872.8	(9,220.6)	23,812.6
Global Research		2,420,182.6	66,387.4	(268,717.0)	2,217,853.0
Janus		2,769,097.6	75,327.9	(319,225.2)	2,525,200.3
Overseas		191,540.5	7,861.2	(35,268.6)	164,133.1
Perkins Mid Cap Value		3,593.3	487.5	(908.9)	3,171.9
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		15,191.1	17,156.2	(20,677.2)	11,670.1
International Equity		40,117.5	51,644.5	(45,087.7)	46,674.3
US Small-Mid Cap Equity		344,226.9	12,081.0	(45,693.9)	310,614.0
US Strategic Equity		46,938.3	5,674.7	(17,646.1)	34,966.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		28,446.4	8,064.2	(26,665.5)	9,845.1
ClearBridge Dividend Strategy	e	6,764.8	4,805.2	(5,568.8)	6,001.2
ClearBridge Large Cap Growth		15,335.4	53,547.3	(16,955.6)	51,927.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		2,400.9	4.0	(1,208.5)	1,196.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		80,431.9	9,875.5	(15,846.5)	74,460.9
Growth and Income		1,300,225.6	23,195.1	(118,995.0)	1,204,425.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		284,758.6	1,708.4	(31,318.4)	255,148.6
Mid-Cap Growth		94,195.9	25,762.3	(29,290.2)	90,668.0
Mid Cap Intrinsic Value		38,993.3	13,068.0	(20,383.4)	31,677.9
Short Duration Bond		311,771.7	60,923.6	(90,106.6)	282,588.7
Small-Cap Growth	f	11,572.3	56,015.3	(67,587.6)	—
Socially Responsive		14,404.6	982.3	(2,670.1)	12,716.8
NORTHERN LIGHTS VARIABLE TRUST:
JNF SSGA Sector Rotation		1,263,224.1	36,108.1	(157,444.9)	1,141,887.3
JNF SSGA Tactical Allocation		596,849.3	12,522.5	(77,682.0)	531,689.8
PIMCO VARIABLE INSURANCE TRUST:
All Asset		22,309.4	883.9	(3,338.6)	19,854.7
CommodityRealReturn Strategy		10,132.8	171.0	(2,619.7)	7,684.1
Emerging Markets Bond		2,793.3	213.5	(2,098.1)	908.7
Foreign Bond US Dollar-Hedged		3,276.9	—	(614.5)	2,662.4
Global Bond Unhedged		9,677.3	25,509.4	(20,084.6)	15,102.1
High Yield		8,957.4	89,568.7	(89,519.4)	9,006.7
Long-Term US Government		8,710.5	10,137.4	(10,410.1)	8,437.8
Low Duration		14,529.9	24,720.5	(28,485.9)	10,764.5
Real Return		675,546.0	36,199.9	(134,693.3)	577,052.6
Short-Term		30,007.1	12,589.1	(12,742.4)	29,853.8
Total Return		944,285.0	147,414.8	(196,856.4)	894,843.4
PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value		4,338.2	—	(242.1)	4,096.1
Emerging Markets		9,452.8	11,512.5	(12,058.9)	8,906.4
Equity Income		176,889.6	24,826.9	(35,885.8)	165,830.7
Fund		37,483.7	6,764.5	(7,210.6)	37,037.6
High Yield		5,337.5	—	(423.7)	4,913.8
Mid Cap Value		21,881.7	27,437.2	(45,369.9)	3,949.0
Strategic Income		56,714.5	10,168.1	(59,120.3)	7,762.3
ROYCE CAPITAL FUND:
Micro-Cap		58,948.4	601.0	(12,042.9)	47,506.5
Small-Cap		151,510.9	6,942.3	(36,952.1)	121,501.1
THIRD AVENUE VARIABLE SERIES TRUST:
Value		389,451.3	10,380.9	(25,020.5)	374,811.7
VANECK VIP TRUST:	j
Emerging Markets		291,546.5	10,581.7	(60,799.0)	241,329.2
Global Hard Assets		350,813.2	17,831.2	(53,739.5)	314,904.9
Multi-Manager Alternatives	g	22,699.4	347.0	(23,046.4)	—
Unconstrained Emerging Markets Bond		100,803.5	5,888.4	(15,450.8)	91,241.1
WELLS FARGO VT FUNDS:	h
Discovery		118,387.3	5,267.3	(33,916.7)	89,737.9
Opportunity		423,783.0	6,409.7	(72,453.0)	357,739.7
		29,501,055.7	18,788,448.2	(21,747,191.7)	26,542,312.2

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2016 and 2015

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2016:

a)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

b)  For the period January 1, 2016 through June 2, 2016 (liquidation of fund).

c)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

For the period ending December 31, 2015:

a)  AB VPS funds were formerly know as AllianceBernstein VPS funds prior to their name change on May 1, 2015.

b)  For the period January 1, 2015 through October 23, 2015 (liquidation of fund).

c)  Guggenheim VT CLS AdvisorOne Global Diversified Equity was formerly known as Guggenheim VT CLS Advisor One Amerigo prior to its name change May 1, 2015.

d)  Guggenheim VT CLS AdvisorOne Growth and Income was formerly known as Guggenheim VT CLS AdvisorOne Clermont prior to its name change May 1, 2015.

e)  Legg Mason ClearBridge Variable Dividend Strategy was formerly known as Legg Mason ClearBridge Variable Equity Income prior to its name change on May 1, 2015.

f)  For the period January 1, 2015 through November 5, 2015 (liquidation of fund).

g)  For the period January 1, 2015 (inception of fund) through June 1, 2015 (liquidation of fund).

h)  Wells Fargo VT Funds were formerly known as Wells Fargo Advantage Funds prior to its name change on December 15, 2015.

i)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

j)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

(9) Subsequent Events

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company ("NLIC") acquired all of the stock of Jefferson National Financial Corporation ("JNFC"), the company's parent. JNFC then became a wholly-owned subsidiary of NLIC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National Life Insurance Company And Contract Owners of Jefferson National Life Annuity Account E

We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E (the "Account") as of December 31, 2016, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2016, and the financial highlights for each of the five years for the period ended December 31, 2016. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account E as of December 31, 2016, the results of its operations, changes in its net assets for each of two years in the period ended December 31, 2016, and financial highlights for each of the five years for the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
April 28, 2017

Jefferson National Life Annuity Account E

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24.              FINANCIAL STATEMENTS AND EXHIBITS

(a)           Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2014 and 2015, and for the three years ended December 31, 2016, 2015, and 2014.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2016 and the two years ended December 31, 2015 and 2014.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to the Principal Underwriter’s Agreement	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Individual Contract - Achievement. (CVIC-4047)	(1)

	(b)		Form of Individual Contract - Educator. (CVIC-4048)	(1)

	(c)		Form of Group Contract. (CVIC-4048)	(2)

	(d)		Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)	(1)

	(e)		Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)	(1)

	(f)		Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)	(1)

	(g)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(20)

	(h)		Form of 403(b) Endorsement (JNL-403(b) END 7-12)	(20)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(11)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(14)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(16)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,	(13)

		Inc. and Pioneer Funds Distributor, Inc.

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance	(5)

			Trust and Van Eck Associates Corporation.

		(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

		(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

	(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

		(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

	(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

	(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

		(ii)	Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

	(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

		(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(15)

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(21)

(10)			Consent of Independent Registered Public Accounting Firm.	(21)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

(ii)	Powers of Attorney- Laurence Greenberg	(12)

(iii)	Powers of Attorney – for Joseph F. Vap	(16)

(iv)	Powers of Attorney – Mitchell H. Caplan	(17)

(v)	Powers of Attorney – Craig Hawley

(xi)	Powers of Attorney - James Burke	(24)

(xii)	Powers of Attorney – Timothy G. Frommeyer	(24)

(xiii)	Powers of Attorney – Rondal Ransom	(24)

(xv)	Powers of Attorney – Kirt A. Walker	(24)

(1)           Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2)           Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3)           Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)           Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)           Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)           Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)           Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8)           Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)           Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)         Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11)         Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12)         Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File

Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)             Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14)                 Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15)                 Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16)                 Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17)                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18)                   Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)

(19)                 Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 23 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002377)

(20)                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 24 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003469

(21)                 Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 25 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2014 (Accession Number 0000891092-14-003491

(22)                 Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 26 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 24, 2015 (Accession Number 0001104659-15-030015.

(23)                 Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 27 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 25, 2016 (Accession Number: 0001104659-16-113447).

(24)                 Filed herewith

ITEM 25.              DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Chairman of the Board, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	Director, General Counsel and Secretary
Joseph Vap	Director, Chief Financial Officer and Treasurer
James Burke (1)	Director
Timothy G. Frommeyer (1)	Director, Vice President
Rondal Ransom (1)	Director, Vice President
Kirt A. Walker (1)	Director
Jane Gelman	Chief Administration Officer
Jim Cameron	Chief Strategy Officer
Bob Borgert	Chief Marketing Officer
Kevin Sullivan	Chief Sales Officer
Ann Raible	Chief Business Development Officer
Jeff Chandler	Chief Technology Officer
Jessica Cole	Chief Compliance Officer

Benita Whobrey	Vice President
Greg Padgett	Vice President
Venkat Tippana	Vice President
Tim Vance	Vice President
Stephanie Johnson	Vice President
Mark Forman	Vice President
Mike Lindsay	Vice President
Carla Higgs	Vice President
Pamela Biesecker (1)	Vice President
Timothy Dwyer (2)	Vice President
Robert Horner (2)	Vice President
Kathy Richards (2)	Associate Vice President
Sara Zuerich (2)	Associate Vice President

(1)           The business address of these directors and officers is 1 Nationwide Plaza, Columbus OH 43215

ITEM 26.              PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware

A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.

Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing

variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of 2/27/2017, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 5055 of which 5054 were qualified contracts and 1 was non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account G

Jefferson National Life of New York Annuity Account 1

(b)                              Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated.  JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES

Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal
Jessica Cole	AML Officer

*  The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)          JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION

Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C)                               The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a “Program”) in accordance with the following conditions:

(1)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)                                 instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)                                 obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) — (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 28, 2017.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Mitchell H Caplan *
Name:	Mitchell H. Caplan
Title:	CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/28/2017
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/28/2017
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	04/28/2017
Name: Joseph F. Vap

/s/ James Burke*	Director	04/28/2017

/s/ Timothy G. Frommeyer	Director	04/28/2017

/s/ Rondal Ransom	Director	04/28/2017

/s/ Kirt A. Walker	Director	04/28/2017

/s/ Craig A. Hawley*	Director, General Counsel & Secretary	04/28/2017
Name: Craig A. Hawley
Attorney in Fact

EXHIBIT INDEX

(9)	Opinion and Consent of Counsel.

(10)	Consent of Independent Registered Public Accounting Firm.

(13)	(a)	(xi)	Powers of Attorney for James Burke

		(xii)	Powers of Attorney for Timothy G. Frommeyer

		(xiii)	Powers of Attorney for Rondal Ransom

		(xv)	Powers of Attorney for Kirt A. Walker